UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06318
Consulting Group Capital Markets Funds
(Exact name of registrant as specified in charter)
2000 Westchester Avenue, Purchase, NY 10577
(Address of principal executive offices) (Zip code)
CT Corp.
155 Federal Street 700
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 937-6739
Date of fiscal year end: August 31
Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS
CONSULTING GROUP CAPITAL MARKETS FUNDS
LARGE CAPITALIZATION GROWTH INVESTMENTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
SMALL CAPITALIZATION GROWTH INVESTMENTS
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
EMERGING MARKETS EQUITY INVESTMENTS
CORE FIXED INCOME INVESTMENTS
HIGH YIELD INVESTMENTS
INTERNATIONAL FIXED INCOME INVESTMENTS
MUNICIPAL BOND INVESTMENTS
MONEY MARKET INVESTMENTS
FORM N-Q
May 31, 2011

Schedules of Investments
May 31, 2011 (unaudited)
Large Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 97.0%

CONSUMER DISCRETIONARY — 16.0%

Auto Components — 1.4%
198,955	BorgWarner Inc.*	$14,426,227
269,200	Johnson Controls Inc.	10,660,320
41,200	Tenneco Inc.*	1,720,100

	Total Auto Components	26,806,647

Automobiles — 0.8%
990,800	Ford Motor Co.*	14,782,736
54,300	Harley-Davidson Inc.	2,017,788

	Total Automobiles	16,800,524

Distributors — 0.2%
149,400	LKQ Corp.*	3,972,546

Diversified Consumer Services — 0.8%
385,400	Apollo Group Inc., Class A Shares*	15,843,794

Hotels, Restaurants & Leisure — 1.4%
290,400	Ctrip.com International Ltd., ADR*	13,068,000
348,321	Starbucks Corp.	12,814,730
45,300	Starwood Hotels & Resorts Worldwide Inc.	2,762,394

	Total Hotels, Restaurants & Leisure	28,645,124

Household Durables — 0.1%
45,200	Harman International Industries Inc.	2,168,244

Internet & Catalog Retail — 4.2%
163,320	Amazon.com Inc.*	32,123,411
98,980	priceline.com Inc.*	50,993,506

	Total Internet & Catalog Retail	83,116,917

Media — 4.5%
644,625	Comcast Corp., Class A Shares	16,270,335
298,700	DIRECTV, Class A Shares*	15,012,662
78,300	Discovery Communications Inc., Class A Shares*	3,410,748
47,900	Scripps Networks Interactive Inc., Class A Shares	2,415,597
305,840	Viacom Inc., Class B Shares	15,417,394
825,917	Walt Disney Co. (The)	34,382,925

	Total Media	86,909,661

Multiline Retail — 0.1%
42,450	Dollar Tree Inc.*	2,705,763

Specialty Retail — 1.7%
46,700	Bed Bath & Beyond Inc.*	2,516,663
139,500	Chico’s FAS Inc.	2,103,660
32,400	Dick’s Sporting Goods Inc.*	1,287,576
527,300	Lowe’s Cos., Inc.	12,729,022
37,700	O’Reilly Automotive Inc.*	2,266,147

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

628,000	Staples Inc.	$10,562,960
22,800	Tiffany & Co.	1,725,048
22,100	Tractor Supply Co.	1,395,836

	Total Specialty Retail	34,586,912

Textiles, Apparel & Luxury Goods — 0.8%
157,800	NIKE Inc., Class B Shares	13,326,210
38,000	Warnaco Group Inc. (The)*	2,095,700

	Total Textiles, Apparel & Luxury Goods	15,421,910

	TOTAL CONSUMER DISCRETIONARY	316,978,042

CONSUMER STAPLES — 3.2%

Beverages — 0.2%
58,000	Hansen Natural Corp.*	4,155,700

Food & Staples Retailing — 0.8%
352,800	Walgreen Co.	15,392,664

Food Products — 2.2%
420,850	Archer-Daniels-Midland Co.	13,639,749
386,710	General Mills Inc.	15,379,456
257,531	Hershey Co. (The)	14,352,203

	Total Food Products	43,371,408

	TOTAL CONSUMER STAPLES	62,919,772

ENERGY — 11.9%

Energy Equipment & Services — 4.5%
189,700	Baker Hughes Inc.	14,024,521
665,989	Halliburton Co.	33,399,349
193,150	National-Oilwell Varco Inc.	14,018,827
134,575	Schlumberger Ltd.	11,535,769
54,000	Superior Energy Services Inc.*	2,023,380
740,120	Weatherford International Ltd.*	14,632,172

	Total Energy Equipment & Services	89,634,018

Oil, Gas & Consumable Fuels — 7.4%
32,100	Cabot Oil & Gas Corp.	1,885,875
28,100	Carrizo Oil & Gas Inc.*	1,073,701
54,100	Concho Resources Inc.*	5,118,401
290,480	Consol Energy Inc.	14,892,910
43,000	Continental Resources Inc.*	2,847,460
219,300	EOG Resources Inc.	23,934,402
41,100	InterOil Corp.(a)*	2,507,100
163,397	Newfield Exploration Co.*	12,187,782
313,700	Occidental Petroleum Corp.	33,832,545
250,420	Peabody Energy Corp.	15,365,771
459,550	Suncor Energy Inc.	19,255,145
509,650	Valero Energy Corp.	14,015,375

	Total Oil, Gas & Consumable Fuels	146,916,467

	TOTAL ENERGY	236,550,485

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

FINANCIALS — 5.3%

Capital Markets — 2.2%
1,053,200	Bank of New York Mellon Corp. (The)	$29,605,452
102,100	Raymond James Financial Inc.	3,649,054
29,400	T. Rowe Price Group Inc.	1,861,020
426,700	TD Ameritrade Holding Corp.	9,195,385

	Total Capital Markets	44,310,911

Commercial Banks — 0.4%
333,600	Itau Unibanco Holding SA, ADR	7,616,088

Diversified Financial Services — 1.9%
51,700	CME Group Inc., Class A Shares	14,773,792
152,700	IntercontinentalExchange Inc.*	18,423,255
80,400	Moody’s Corp.	3,208,764
31,200	Waddell & Reed Financial Inc., Class A Shares	1,204,320

	Total Diversified Financial Services	37,610,131

Insurance — 0.6%
259,330	MetLife Inc.	11,436,453

Real Estate Investment Trusts (REITS) — 0.2%
142,200	CB Richard Ellis Group Inc., Class A Shares*	3,758,346

	TOTAL FINANCIALS	104,731,929

HEALTH CARE — 11.6%

Biotechnology — 1.8%
348,750	Celgene Corp.*	21,242,363
309,730	Gilead Sciences Inc.*	12,928,130
23,400	United Therapeutics Corp.*	1,510,938

	Total Biotechnology	35,681,431

Health Care Equipment & Supplies — 0.4%
56,100	Cooper Cos., Inc. (The)	4,202,451
11,900	Edwards Lifesciences Corp.*	1,055,887
37,900	Hospira Inc.*	2,095,491

	Total Health Care Equipment & Supplies	7,353,829

Health Care Providers & Services — 4.5%
516,650	Aetna Inc.	22,567,272
54,100	Amerisourcebergen Corp., Class A Shares	2,230,002
33,700	Catalyst Health Solutions Inc.*	2,056,711
33,500	DaVita Inc.*	2,815,675
134,100	Express Scripts Inc.*	7,986,996
458,190	HCA Holdings Inc.*	15,986,249
398,700	Medco Health Solutions Inc.*	23,866,182
29,900	Mednax Inc.*	2,246,985
244,900	UnitedHealth Group Inc.	11,987,855

	Total Health Care Providers & Services	91,743,927

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

Health Care Technology — 0.1%
9,400	Cerner Corp.*	$1,128,940

Life Sciences Tools & Services — 0.7%
179,000	Illumina Inc.(a)*	12,902,320

Pharmaceuticals — 4.1%
395,000	Allergan Inc.	32,678,350
120,200	Novo Nordisk, ADR	15,146,402
141,443	Perrigo Co.	12,101,863
29,500	Shire PLC, ADR	2,819,905
586,344	Warner Chilcott PLC, Class A Shares	14,136,754
61,400	Watson Pharmaceuticals Inc.*	3,951,090

	Total Pharmaceuticals	80,834,364

	TOTAL HEALTH CARE	229,644,811

INDUSTRIALS — 14.2%

Aerospace & Defense — 3.8%
111,100	BE Aerospace Inc.*	4,157,362
156,961	Boeing Co. (The)	12,247,667
163,450	Goodrich Corp.	14,267,551
311,800	Honeywell International Inc.	18,567,690
69,900	Precision Castparts Corp.	10,981,290
23,000	Rockwell Collins Inc.	1,405,990
174,398	United Technologies Corp.	15,306,912

	Total Aerospace & Defense	76,934,462

Air Freight & Logistics — 2.0%
262,300	Expeditors International of Washington Inc.	13,854,686
217,820	FedEx Corp.	20,396,665
70,700	HUB Group Inc., Class A Shares*	2,697,912
75,700	UTi Worldwide Inc.	1,682,811

	Total Air Freight & Logistics	38,632,074

Airlines — 0.2%
44,800	Alaska Air Group Inc.*	3,025,792

Building Products — 0.0%
6,800	Lennox International Inc.	316,948

Commercial Services & Supplies — 0.1%
65,000	Waste Connections Inc.	2,043,600

Construction & Engineering — 0.1%
56,300	Chicago Bridge & Iron Co. NV, Class NY Shares	2,142,778

Electrical Equipment — 1.7%
268,500	ABB Ltd., ADR	7,222,650
112,350	AMETEK Inc.	4,886,102
54,000	Cooper Industries PLC	3,393,900
328,010	Emerson Electric Co.	17,892,945

	Total Electrical Equipment	33,395,597

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

Industrial Conglomerates — 2.1%
1,654,938	General Electric Co.	$32,502,982
67,200	McDermott International Inc.*	1,425,984
146,680	Tyco International Ltd.	7,238,658

	Total Industrial Conglomerates	41,167,624

Machinery — 2.7%
111,075	Cummins Inc.	11,689,533
452,670	Danaher Corp.	24,684,095
216,092	Eaton Corp.	11,165,474
65,100	Ingersoll-Rand PLC	3,248,490
36,200	Navistar International Corp.*	2,384,494
50,100	Pall Corp.	2,810,610

	Total Machinery	55,982,696

Professional Services — 0.2%
35,200	IHS Inc., Class A Shares*	3,087,744

Road & Rail — 1.1%
432,500	Hertz Global Holdings Inc.*	6,984,875
137,287	Union Pacific Corp.	14,411,016

	Total Road & Rail	21,395,891

Trading Companies & Distributors — 0.2%
24,700	MSC Industrial Direct Co., Class A Shares	1,716,897
30,100	WESCO International Inc.(a)*	1,673,560

	Total Trading Companies & Distributors	3,390,457

	TOTAL INDUSTRIALS	281,515,663

INFORMATION TECHNOLOGY — 30.4%

Communications Equipment — 5.8%
60,100	ADTRAN Inc.	2,575,886
1,438,400	Cisco Systems Inc.	24,165,120
369,700	Juniper Networks Inc.*	13,534,717
172,000	Polycom Inc.*	9,874,520
1,093,740	QUALCOMM Inc.	64,082,227

	Total Communications Equipment	114,232,470

Computers & Peripherals — 6.4%
282,384	Apple Inc.*	98,221,626
940,220	EMC Corp.*	26,768,063
39,300	NetApp Inc.*	2,152,461

	Total Computers & Peripherals	127,142,150

Electronic Equipment, Instruments & Components — 0.8%
223,100	Agilent Technologies Inc.*	11,125,997
40,700	Amphenol Corp., Class A Shares	2,200,242
94,500	Jabil Circuit Inc.	2,039,310

	Total Electronic Equipment, Instruments & Components	15,365,549

Internet Software & Services — 4.5%
107,200	Baidu Inc., ADR*	14,548,112
93,900	Google Inc., Class A Shares*	49,674,978

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

434,300	VeriSign Inc.	$15,209,186
618,940	Yahoo! Inc.*	10,243,457

	Total Internet Software & Services	89,675,733

IT Services — 5.5%
43,400	Alliance Data Systems Corp.(a)*	4,076,562
163,000	Cognizant Technology Solutions Corp., Class A Shares*	12,394,520
170,404	Mastercard Inc., Class A Shares	48,914,468
273,900	Teradata Corp.*	15,280,881
65,300	VeriFone Systems Inc.*	3,142,889
298,600	Visa Inc., Class A Shares	24,204,516

	Total IT Services	108,013,836

Semiconductors & Semiconductor Equipment — 1.3%
39,400	Analog Devices Inc.	1,622,098
262,767	ARM Holdings PLC, ADR	7,501,998
56,300	Avago Technologies Ltd.	1,902,377
100,600	Fairchild Semiconductor International Inc., Class A Shares*	1,814,824
630,700	Micron Technology Inc.*	6,433,140
140,700	ON Semiconductor Corp.*	1,578,654
72,300	Skyworks Solutions Inc.*	1,841,481
193,100	TriQuint Semiconductor Inc.*	2,500,645

	Total Semiconductors & Semiconductor Equipment	25,195,217

Software — 6.1%
466,300	Adobe Systems Inc.*	16,147,969
59,000	Ariba Inc.*	1,978,860
31,700	Autodesk Inc.*	1,362,466
35,500	Check Point Software Technologies Ltd.*	1,949,660
298,585	Citrix Systems Inc.*	26,162,018
364,700	Intuit Inc.*	19,682,859
1,115,300	Oracle Corp.	38,165,566
58,200	Rovi Corp.*	3,373,272
83,600	Salesforce.com Inc.*	12,728,936

	Total Software	121,551,606

	TOTAL INFORMATION TECHNOLOGY	601,176,561

MATERIALS — 3.1%

Chemicals — 2.1%
20,900	FMC Corp.	1,762,915
218,000	Syngenta AG, ADR(a)	15,050,720
674,540	Dow Chemical Co. (The)	24,371,131

	Total Chemicals	41,184,766

Containers & Packaging — 0.1%
54,800	Crown Holdings Inc.*	2,225,428

Metals & Mining — 0.9%
30,800	Allegheny Technologies Inc.	2,063,600
295,360	Freeport-McMoRan Copper & Gold Inc.	15,252,390

	Total Metals & Mining	17,315,990

	TOTAL MATERIALS	60,726,184

Schedules of Investments
(unaudited) (continued)
Large Capitalization Growth Investments

Shares	Security	Value

TELECOMMUNICATION SERVICES — 1.3%

Wireless Telecommunication Services — 1.3%
565,200	Crown Castle International Corp.*	$23,404,932
61,900	NII Holdings Inc.*	2,702,554

	Total Wireless Telecommunication Services	26,107,486

	TOTAL TELECOMMUNICATION SERVICES	26,107,486

	TOTAL COMMON STOCKS (Cost — $1,464,644,284)	1,920,350,933

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,464,644,284)	1,920,350,933

Face
Amount
SHORT-TERM INVESTMENTS (b) — 4.1%
MONEY MARKET FUND — 1.1%
20,857,014	Invesco STIT - Liquid Assets Portfolio(c) (Cost — $20,857,014)	20,857,014

TIME DEPOSITS — 2.4%
19,075,072	Bank of America - London, 0.030% due 6/1/11	19,075,072
1,326	BBH - Grand Cayman, 0.030% due 6/1/11	1,326
29,417,417	Wells Fargo - Grand Cayman, 0.030% due 6/1/11	29,417,417
	TOTAL TIME DEPOSITS (Cost — $48,493,815)	48,493,815

U.S. GOVERNMENT AGENCY — 0.6%
12,480,000	Federal Home Loan Bank (FHLB) Discount Notes, 0.011% due 6/1/11(d) (Cost — $12,479,996)	12,479,996

	TOTAL SHORT-TERM INVESTMENTS (Cost — $81,830,825)	81,830,825

	TOTAL INVESTMENTS — 101.1% (Cost — $1,546,475,109#)	2,002,181,758

	Liabilities in Excess of Other Assets — (1.1)%	(21,702,065)

	TOTAL NET ASSETS — 100.0%	$1,980,479,693

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.0%.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

FHLB	— Federal Home Loan Bank

PLC	— Public Limited Company

Schedules of Investments
(unaudited) (continued)
Summary of Investments by Security Sector^

Information Technology	30.0%
Consumer Discretionary	15.8
Industrials	14.1
Energy	11.8
Health Care	11.5
Financials	5.2
Consumer Staples	3.2
Materials	3.0
Telecommunication Services	1.3
Short-Term Investments	4.1

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.1%

CONSUMER DISCRETIONARY — 5.4%

Distributors — 0.4%
112,310	Genuine Parts Co.	$6,154,588

Diversified Consumer Services — 0.2%
166,200	H&R Block Inc.	2,692,440

Household Durables — 0.1%
27,000	Mohawk Industries Inc.(a)*	1,796,040

Leisure Equipment & Products — 0.2%
103,600	Mattel Inc.	2,734,522

Media — 1.8%
342,499	Comcast Corp., Class A Shares	8,644,675
50,300	Omnicom Group Inc.	2,352,531
358,200	Time Warner Inc.(a)	13,049,226

	Total Media	24,046,432

Multiline Retail — 1.4%
134,324	Kohl’s Corp.	7,151,410
250,000	Target Corp.	12,382,500

	Total Multiline Retail	19,533,910

Specialty Retail — 0.4%
165,111	Best Buy Co., Inc.	5,243,925

Textiles, Apparel & Luxury Goods — 0.9%
132,896	V. F. Corp.	13,245,744

	TOTAL CONSUMER DISCRETIONARY	75,447,601

CONSUMER STAPLES — 10.6%

Beverages — 1.5%
77,550	Diageo PLC, ADR	6,598,730
201,297	PepsiCo Inc.	14,316,242

	Total Beverages	20,914,972

Food & Staples Retailing — 2.1%
452,694	CVS/Caremark Corp.	17,514,731
144,800	Kroger Co.	3,593,936
235,292	Sysco Corp.	7,578,755

	Total Food & Staples Retailing	28,687,422

Food Products — 3.7%
538,229	Archer-Daniels-Midland Co.	17,444,001
63,100	Campbell Soup Co.(a)	2,192,725
131,680	HJ Heinz Co.(a)	7,231,866
336,050	Kraft Foods Inc., Class A Shares	11,751,669
446,300	Unilever NV, NY Registered Shares(a)	14,576,158

	Total Food Products	53,196,419

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Household Products — 1.5%
297,703	Kimberly-Clark Corp.	$20,333,115

Tobacco — 1.8%
419,680	Altria Group Inc.	11,776,221
112,820	Philip Morris International Inc.	8,094,835
124,500	Reynolds American Inc.	4,952,610

	Total Tobacco	24,823,666

	TOTAL CONSUMER STAPLES	147,955,594

ENERGY — 15.9%

Energy Equipment & Services — 2.9%
164,404	Diamond Offshore Drilling Inc.(a)	12,111,643
250,000	Halliburton Co.	12,537,500
185,800	National-Oilwell Varco Inc.	13,485,364
68,900	Pride International Inc.*	2,804,230

	Total Energy Equipment & Services	40,938,737

Oil, Gas & Consumable Fuels — 13.0%
164,335	Apache Corp.	20,476,141
152,800	Chesapeake Energy Corp.	4,788,752
277,423	Chevron Corp.	29,104,448
32,500	Cimarex Energy Co.	3,117,725
325,820	ConocoPhillips	23,856,540
136,500	Devon Energy Corp.	11,475,555
46,139	Exxon Mobil Corp.	3,851,222
210,000	Hess Corp.	16,596,300
271,133	Marathon Oil Corp.	14,687,275
119,323	Murphy Oil Corp.	8,220,161
374,000	Nexen Inc.	8,639,400
46,800	Range Resources Corp.	2,617,056
61,300	Royal Dutch Shell PLC, Class A Shares, ADR	4,378,659
258,500	Royal Dutch Shell PLC, Class B Shares, ADR(a)	18,694,720
69,100	Southwestern Energy Co.*	3,024,507
147,800	Total SA, ADR(a)	8,511,802

	Total Oil, Gas & Consumable Fuels	182,040,263

	TOTAL ENERGY	222,979,000

FINANCIALS — 14.9%

Capital Markets — 1.9%
69,500	Ameriprise Financial Inc.	4,255,485
263,500	Bank of New York Mellon Corp. (The)	7,406,985
51,850	Goldman Sachs Group Inc. (The)	7,296,851
160,600	State Street Corp.	7,350,662

	Total Capital Markets	26,309,983

Commercial Banks — 1.8%
533,379	Fifth Third Bancorp	6,965,930
98,250	HSBC Holdings PLC, ADR	5,144,370

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

65,800	PNC Financial Services Group Inc.	$4,107,236
333,011	Wells Fargo & Co.	9,447,522

	Total Commercial Banks	25,665,058

Consumer Finance — 0.6%
161,355	Capital One Financial Corp.	8,768,031

Diversified Financial Services — 1.4%
545,509	Bank of America Corp.	6,409,731
313,800	JPMorgan Chase & Co.	13,568,712

	Total Diversified Financial Services	19,978,443

Insurance — 7.0%
130,000	ACE Ltd.	8,946,600
12,147	Alleghany Corp.*	4,047,016
24,400	Allied World Assurance Co. Holdings Ltd.	1,479,128
483,427	Allstate Corp. (The)	15,169,939
70,997	AON Corp.	3,702,494
83,700	Arch Capital Group Ltd.*	2,823,201
202,500	Fidelity National Financial Inc., Class A Shares	3,235,950
561,359	MetLife Inc.	24,755,931
148,800	Progressive Corp. (The)	3,221,520
314,270	Travelers Cos., Inc. (The)	19,509,881
62,400	W.R. Berkley Corp.	2,066,064
210,000	Willis Group Holdings PLC(a)	8,715,000

	Total Insurance	97,672,724

Real Estate Investment Trusts (REITs) — 1.7%
584,200	Annaly Capital Management Inc.	10,591,546
9,800	Hatteras Financial Corp.	286,258
164,000	HCP Inc.	6,222,160
119,870	Health Care REIT Inc.	6,375,885

	Total Real Estate Investment Trusts (REITs)	23,475,849

Thrifts & Mortgage Finance — 0.5%
316,600	Hudson City Bancorp Inc.	2,890,558
221,100	New York Community Bancorp Inc.(a)	3,581,820

	Total Thrifts & Mortgage Finance	6,472,378

	TOTAL FINANCIALS	208,342,466

HEALTH CARE — 13.4%

Health Care Equipment & Supplies — 3.1%
160,000	Baxter International Inc.	9,523,200
146,000	Hospira Inc.*	8,072,340
416,000	Medtronic Inc.	16,931,200
167,655	St. Jude Medical Inc.	8,495,079

	Total Health Care Equipment & Supplies	43,021,819

Health Care Providers & Services — 2.2%
186,000	Aetna Inc.	8,124,480
74,300	CIGNA Corp.	3,706,827
96,000	McKesson Corp.	8,218,560
14,500	Quest Diagnostics Inc.	847,090
197,500	UnitedHealth Group Inc.	9,667,625

	Total Health Care Providers & Services	30,564,582

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Pharmaceuticals — 8.1%
239,000	Abbott Laboratories	$12,487,750
120,270	AstraZeneca PLC, ADR(a)	6,302,148
216,490	Bristol-Myers Squibb Co.	6,226,252
492,610	Eli Lilly & Co.	18,955,633
101,700	GlaxoSmithKline PLC, ADR	4,419,882
297,510	Johnson & Johnson	20,019,448
246,077	Merck & Co., Inc.	9,043,330
1,069,500	Pfizer Inc.	22,940,775
116,300	Sanofi-Aventis SA, ADR	4,606,643
161,000	Teva Pharmaceutical Industries Ltd., ADR	8,194,900

	Total Pharmaceuticals	113,196,761

	TOTAL HEALTH CARE	186,783,162

INDUSTRIALS — 11.0%

Aerospace & Defense — 3.5%
80,000	Boeing Co. (The)	6,242,400
117,600	General Dynamics Corp.	8,728,272
217,000	Honeywell International Inc.	12,922,350
41,200	L-3 Communications Holdings Inc.	3,363,980
51,200	Lockheed Martin Corp.	3,988,480
62,700	Northrop Grumman Corp.	4,093,683
14,700	Rockwell Collins Inc.	898,611
77,400	Spirit Aerosystems Holdings Inc., Class A Shares*	1,695,060
98,600	United Technologies Corp.	8,654,122

	Total Aerospace & Defense	50,586,958

Commercial Services & Supplies — 0.8%
52,600	Cintas Corp.	1,727,910
177,000	Pitney Bowes Inc.(a)	4,228,530
221,200	R.R. Donnelley & Sons Co.	4,720,408

	Total Commercial Services & Supplies	10,676,848

Construction & Engineering — 0.8%
64,200	Jacobs Engineering Group Inc.*	2,957,052
230,000	KBR Inc.	8,583,600

	Total Construction & Engineering	11,540,652

Electrical Equipment — 0.8%
130,000	Cooper Industries PLC	8,170,500
43,900	Hubbell Inc., Class B Shares	2,904,424

	Total Electrical Equipment	11,074,924

Industrial Conglomerates — 1.7%
63,800	3M Co.	6,021,444
893,630	General Electric Co.	17,550,893

	Total Industrial Conglomerates	23,572,337

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Machinery — 0.9%
195,002	Danaher Corp.	$10,633,459
12,100	Flowserve Corp.	1,466,883

	Total Machinery	12,100,342

Professional Services — 0.8%
31,300	Dun & Bradstreet Corp.	2,510,573
84,600	Equifax Inc.	3,197,034
28,900	Manpower Inc.	1,766,657
50,300	Towers Watson & Co., Class A Shares	3,191,535

	Total Professional Services	10,665,799

Road & Rail — 1.7%
180,000	Norfolk Southern Corp.	13,195,800
30,400	Ryder System Inc.	1,672,000
83,000	Union Pacific Corp.	8,712,510

	Total Road & Rail	23,580,310

	TOTAL INDUSTRIALS	153,798,170

INFORMATION TECHNOLOGY — 13.2%

Communications Equipment — 1.8%
339,901	Cisco Systems Inc.	5,710,337
83,400	Harris Corp.	4,123,296
488,000	Motorola Mobility Holdings Inc.*	12,268,320
421,750	Nokia Corp., ADR(a)	2,960,685

	Total Communications Equipment	25,062,638

Computers & Peripherals — 0.6%
163,512	Hewlett-Packard Co.	6,112,079
83,000	Lexmark International Inc., Class A Shares*	2,471,740

	Total Computers & Peripherals	8,583,819

Electronic Equipment, Instruments & Components — 2.7%
97,300	Arrow Electronics Inc.*	4,342,499
111,900	Avnet Inc.*	4,050,780
625,000	Corning Inc.	12,593,750
1,780,000	Flextronics International Ltd.*	12,887,200
179,800	Ingram Micro Inc., Class A Shares*	3,417,998

	Total Electronic Equipment, Instruments & Components	37,292,227

Internet Software & Services — 0.1%
26,200	Open Text Corp.(a)*	1,709,550

IT Services — 2.4%
55,400	Broadridge Financial Solutions Inc.	1,267,552
105,000	DST Systems Inc.	5,278,350
27,500	International Business Machines Corp.	4,645,575
178,500	SAIC Inc.*	3,134,460
155,700	Total System Services Inc.	2,896,020
766,700	Western Union Co. (The)	15,763,352

	Total IT Services	32,985,309

Office Electronics — 0.2%
338,500	Xerox Corp.	3,456,085

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 3.6%
69,900	Analog Devices Inc.	$2,877,783
1,060,100	Applied Materials Inc.	14,608,177
622,050	Intel Corp.	14,002,346
299,563	Marvell Technology Group Ltd.*	4,864,903
175,500	National Semiconductor Corp.	4,305,015
860,000	ON Semiconductor Corp.*	9,649,200

	Total Semiconductors & Semiconductor Equipment	50,307,424

Software — 1.8%
576,424	Microsoft Corp.	14,416,365
231,261	Oracle Corp.	7,913,751
97,000	Synopsys Inc.*	2,651,980

	Total Software	24,982,096

	TOTAL INFORMATION TECHNOLOGY	184,379,148

MATERIALS — 2.3%

Chemicals — 0.9%
111,000	EI Du Pont de Nemours & Co.	5,916,300
66,805	PPG Industries Inc.	5,925,603

	Total Chemicals	11,841,903

Containers & Packaging — 0.6%
270,000	Owens-Illinois Inc.*	8,672,400

Metals & Mining — 0.7%
177,484	Freeport-McMoRan Copper & Gold Inc.	9,165,274

Paper & Forest Products — 0.1%
63,300	International Paper Co.	1,976,226

	TOTAL MATERIALS	31,655,803

TELECOMMUNICATION SERVICES — 5.0%

Diversified Telecommunication Services — 2.8%
644,740	AT&T Inc.	20,347,995
87,900	CenturyLink Inc.	3,796,401
426,993	Verizon Communications Inc.	15,768,851

	Total Diversified Telecommunication Services	39,913,247

Wireless Telecommunication Services — 2.2%
2,100,000	Sprint Nextel Corp.*	12,285,000
647,500	Vodafone Group PLC, ADR	18,149,425

	Total Wireless Telecommunication Services	30,434,425

	TOTAL TELECOMMUNICATION SERVICES	70,347,672

UTILITIES — 4.4%

Electric Utilities — 2.7%
230,000	American Electric Power Co., Inc.	8,786,000
103,800	Edison International	4,085,568

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Shares	Security	Value

113,945	Entergy Corp.	$7,765,352
118,200	NextEra Energy Inc.	6,849,690
322,086	PPL Corp.	9,079,604
60,400	Westar Energy Inc.(a)	1,642,276

	Total Electric Utilities	38,208,490

Multi-Utilities — 1.5%
137,600	Ameren Corp.	4,088,096
154,920	Dominion Resources Inc.	7,392,782
31,200	DTE Energy Co.	1,610,544
50,600	OGE Energy Corp.	2,584,142
57,100	SCANA Corp.	2,322,257
100,500	Xcel Energy Inc.	2,486,370
9,900	Wisconsin Energy Corp.	309,573

	Total Multi-Utilities	20,793,764

Water Utilities — 0.2%
99,100	American Water Works Co., Inc.	2,973,991

	TOTAL UTILITIES	61,976,245

	TOTAL COMMON STOCKS (Cost — $1,082,167,188)	1,343,664,861

WARRANTS — 0.4%

FINANCIALS — 0.4%

Diversified Financial Services — 0.4%
780,000	Bank of America Corp., expires 1/16/19*	5,155,800

	TOTAL WARRANTS (Cost — $6,954,222)	5,155,800

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $1,089,121,410)	1,348,820,661

Face
Amount
SHORT-TERM INVESTMENTS (b) — 7.1%
MONEY MARKET FUND — 3.8%
53,171,335	Invesco STIT - Liquid Assets Portfolio(c) (Cost — $53,171,335)	53,171,335

TIME DEPOSITS — 3.3%
22,395,597	Bank of America - London, 0.030% due 6/1/11	22,395,597
7,883,694	Citibank - London, 0.030% due 6/1/11	7,883,694
15,519,138	Wells Fargo - Grand Cayman, 0.030% due 6/1/11	15,519,138

	TOTAL TIME DEPOSITS (Cost — $45,798,429)	45,798,429

	TOTAL SHORT-TERM INVESTMENTS (Cost — $98,969,764)	98,969,764

Schedules of Investments
(unaudited) (continued)
Large Capitalization Value Equity Investments

Face
Amount	Security	Value

	TOTAL INVESTMENTS — 103.6% (Cost — $1,188,091,174#)	$1,447,790,425

	Liabilities in Excess of Other Assets — (3.6)%	(50,954,774)

	TOTAL NET ASSETS — 100.0%	$1,396,835,651

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 3.3%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Energy	15.4%
Financials	14.8
Health Care	12.9
Information Technology	12.7
Industrials	10.6
Consumer Staples	10.2
Consumer Discretionary	5.2
Telecommunication Services	4.9
Utilities	4.3
Materials	2.2
Short-Term Investments	6.8

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

COMMON STOCKS — 96.2%

CONSUMER DISCRETIONARY — 16.0%

Auto Components — 3.7%
128,840	Cooper Tire & Rubber Co.	$3,112,774
108,600	Tenneco Inc.*	4,534,050
217,600	Westport Innovations Inc.(a)*	5,403,008

	Total Auto Components	13,049,832

Diversified Consumer Services — 2.2%
53,800	Coinstar Inc.(a)*	2,858,394
443,800	Stewart Enterprises Inc., Class A Shares(a)	3,306,310
171,926	Xueda Education Group, ADR*	1,463,090

	Total Diversified Consumer Services	7,627,794

Hotels, Restaurants & Leisure — 3.9%
144,100	Boyd Gaming Corp.(a)*	1,360,304
38,700	CEC Entertainment Inc.	1,574,703
50,900	Cheesecake Factory Inc. (The)*	1,617,093
157,900	Pinnacle Entertainment Inc.*	2,294,287
50,600	Red Robin Gourmet Burgers Inc.(a)*	1,857,020
217,900	Shuffle Master Inc.*	2,372,932
28,800	Six Flags Entertainment Corp.(a)	2,295,360

	Total Hotels, Restaurants & Leisure	13,371,699

Household Durables — 0.2%
149,300	Kid Brands Inc.*	801,741

Media — 1.4%
107,500	MDC Partners Inc., Class A Shares	1,974,775
149,688	Rentrak Corp.*	3,079,082

	Total Media	5,053,857

Specialty Retail — 3.0%
61,500	Aaron’s Inc.	1,734,915
61,000	ANN Inc.*	1,717,150
274,059	Bebe Stores Inc.	1,817,011
137,280	Express Inc.(a)	2,899,354
42,100	Genesco Inc.*	1,894,079
18,000	Stage Stores Inc.	324,720

	Total Specialty Retail	10,387,229

Textiles, Apparel & Luxury Goods — 1.6%
29,400	Lululemon Athletica Inc.(a)*	2,669,520
92,600	Timberland Co. (The), Class A Shares*	3,025,242

	Total Textiles, Apparel & Luxury Goods	5,694,762

	TOTAL CONSUMER DISCRETIONARY	55,986,914

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

CONSUMER STAPLES — 0.7%

Beverages — 0.7%
83,400	China New Borun Corp., ADR(a)*	$542,100
128,500	Primo Water Corp.(a)*	1,818,275

	Total Beverages	2,360,375

	TOTAL CONSUMER STAPLES	2,360,375

ENERGY — 7.8%

Energy Equipment & Services — 6.3%
137,130	Exterran Holdings Inc.(a)*	2,955,152
27,650	Oil States International Inc.*	2,185,733
114,200	Patterson UTI Energy Inc.	3,577,886
207,100	Pioneer Drilling Co.*	3,031,944
80,400	Rowan Cos., Inc.*	3,187,860
182,880	Superior Energy Services Inc.*	6,852,513

	Total Energy Equipment & Services	21,791,088

Oil, Gas & Consumable Fuels — 1.5%
44,560	Alpha Natural Resources Inc.(a)*	2,441,442
33,550	Holly Corp.(a)	2,090,501
23,900	Petroleum Development Corp.*	868,765

	Total Oil, Gas & Consumable Fuels	5,400,708

	TOTAL ENERGY	27,191,796

FINANCIALS — 2.2%

Capital Markets — 0.4%
90,020	FXCM Inc., Class A Shares	891,198
42,740	Noah Holdings Ltd., ADR(a)*	548,782

	Total Capital Markets	1,439,980

Commercial Banks — 1.2%
97,040	East West Bancorp Inc.	1,949,534
179,820	Umpqua Holdings Corp.	2,154,243

	Total Commercial Banks	4,103,777

Insurance — 0.3%
129,200	Fortegra Financial Corp.*	1,218,356

Real Estate Investment Trusts (REITs) — 0.3%
31,700	LaSalle Hotel Properties	886,966

	TOTAL FINANCIALS	7,649,079

HEALTH CARE — 14.8%

Biotechnology — 2.6%
83,830	Allos Therapeutics Inc.(a)*	184,426
163,100	Amylin Pharmaceuticals Inc.(a)*	2,265,459
200,170	Metabolix Inc.(a)*	1,769,503
163,000	Savient Pharmaceuticals Inc.(a)*	1,383,870
53,700	United Therapeutics Corp.*	3,467,409

	Total Biotechnology	9,070,667

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

Health Care Equipment & Supplies — 4.4%
115,050	Arthrocare Corp.*	$3,940,462
93,038	Immucor Inc.*	1,947,285
94,300	Masimo Corp.(a)	2,896,896
78,530	Orthofix International NV*	3,206,380
92,220	Quidel Corp.(a)*	1,414,655
352,800	Spectranetics Corp.*	2,120,328

	Total Health Care Equipment & Supplies	15,526,006

Health Care Providers & Services — 3.0%
94,800	ExamWorks Group Inc.*	2,407,920
66,500	Health Net Inc.*	2,133,985
28,100	Mednax Inc.*	2,111,715
117,516	Sun Healthcare Group Inc.*	1,171,635
120,210	Team Health Holdings Inc.*	2,692,704

	Total Health Care Providers & Services	10,517,959

Health Care Technology — 1.1%
81,600	ePocrates Inc.(a)*	1,717,680
140,800	MedAssets Inc.*	2,048,640

	Total Health Care Technology	3,766,320

Life Sciences Tools & Services — 2.0%
76,800	Fluidigm Corp.(a)*	1,149,696
162,600	ICON PLC, ADR*	4,160,934
58,700	PerkinElmer Inc.	1,625,403

	Total Life Sciences Tools & Services	6,936,033

Pharmaceuticals — 1.7%
243,700	Questcor Pharmaceuticals Inc.(a)*	5,622,159
50,140	Santarus Inc.*	174,487

	Total Pharmaceuticals	5,796,646

	TOTAL HEALTH CARE	51,613,631

INDUSTRIALS — 15.1%

Aerospace & Defense — 1.8%
157,450	Hexcel Corp.*	3,254,491
31,680	Triumph Group Inc.	2,962,714

	Total Aerospace & Defense	6,217,205

Commercial Services & Supplies — 1.6%
120,100	Geo Group Inc. (The)*	2,953,259
164,960	Higher One Holdings Inc.(a)*	2,528,837

	Total Commercial Services & Supplies	5,482,096

Machinery — 5.7%
57,300	CLARCOR Inc.	2,441,553
128,000	Colfax Corp.*	2,883,840
30,330	Gardner Denver Inc.	2,541,047
70,626	Robbins & Myers Inc.	3,111,782
148,800	Shengkai Innovations Inc.(a)*	419,616
76,000	Titan International Inc.	2,089,240
184,300	Wabash National Corp.(a)*	1,782,181
39,700	WABCO Holdings Inc.*	2,721,435
31,500	Wabtec Corp.	2,129,085

	Total Machinery	20,119,779

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

Professional Services — 1.0%
87,380	Huron Consulting Group Inc.*	$2,650,235
35,600	Mistras Group Inc.*	619,796
5,800	RPX Corp.*	167,620

	Total Professional Services	3,437,651

Road & Rail — 4.4%
53,500	Arkansas Best Corp.	1,310,215
218,200	Avis Budget Group Inc.(a)*	3,838,138
137,800	Heartland Express Inc.(a)	2,290,236
71,100	J.B. Hunt Transport Services Inc.	3,259,935
51,050	Old Dominion Freight Line Inc.*	1,905,697
104,900	Roadrunner Transportation Systems Inc.*	1,573,500
82,900	Saia Inc.*	1,302,359

	Total Road & Rail	15,480,080

Trading Companies & Distributors — 0.6%
29,900	Watsco Inc.(a)	2,001,506

	TOTAL INDUSTRIALS	52,738,317

INFORMATION TECHNOLOGY — 36.8%

Communications Equipment — 2.8%
70,750	ADTRAN Inc.	3,032,345
42,200	Aruba Networks Inc.(a)*	1,199,324
376,120	Brocade Communications Systems Inc.*	2,508,720
70,150	Oclaro Inc.(a)*	671,336
58,500	Riverbed Technology Inc.*	2,218,320

	Total Communications Equipment	9,630,045

Computers & Peripherals — 0.9%
379,500	OCZ Technology Group Inc.(a)*	3,180,210

Electronic Equipment, Instruments & Components — 1.3%
105,200	eMagin Corp.*	689,060
78,300	Fabrinet*	1,854,927
85,100	LeCroy Corp.*	1,101,194
18,200	Universal Display Corp.(a)*	868,504

	Total Electronic Equipment, Instruments & Components	4,513,685

Internet Software & Services — 7.6%
32,000	Active Network Inc. (The)*	587,200
121,600	Constant Contact Inc.(a)*	2,924,480
181,500	Dice Holdings Inc.*	2,680,755
82,950	Digital River Inc.*	2,700,023
136,200	IntraLinks Holdings Inc.*	2,812,530
320,500	KIT Digital Inc.(a)*	3,926,125
134,500	Mediamind Technologies Inc.*	2,351,060
27,900	Rackspace Hosting Inc.*	1,227,600
62,700	SAVVIS Inc.*	2,464,110
213,200	Velti PLC(a)*	3,296,072
34,050	VistaPrint NV*	1,674,579

	Total Internet Software & Services	26,644,534

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

IT Services — 0.8%
139,200	Acxiom Corp.*	$1,914,000
16,700	Syntel Inc.	899,629

	Total IT Services	2,813,629

Semiconductors & Semiconductor Equipment — 7.0%
113,350	ATMI Inc.*	2,175,187
66,645	Cavium Networks Inc.*	2,964,370
87,200	Cypress Semiconductor Corp.*	2,042,224
176,300	Entropic Communications Inc.(a)*	1,569,070
150,260	Intersil Corp., Class A Shares	2,156,231
48,400	Mellanox Technologies Ltd.*	1,494,592
38,100	Netlogic Microsystems Inc.*	1,459,992
55,100	Omnivision Technologies Inc.*	1,945,581
268,900	RF Micro Devices Inc.*	1,694,070
339,040	TriQuint Semiconductor Inc.*	4,390,567
10,300	Veeco Instruments Inc.(a)*	593,177
79,800	Volterra Semiconductor Corp.*	1,968,666

	Total Semiconductors & Semiconductor Equipment	24,453,727

Software — 16.4%
137,700	Aspen Technology Inc.*	2,278,935
310,900	Cadence Design Systems Inc.*	3,323,521
129,800	CommVault Systems Inc.*	5,365,931
46,200	Concur Technologies Inc.*	2,308,614
135,510	Fortinet Inc.*	6,570,879
62,100	Informatica Corp.*	3,642,786
44,700	Kenexa Corp.*	1,413,414
32,300	MICROS Systems Inc.*	1,649,238
136,351	Net 1 UEPS Technologies Inc.*	1,130,350
199,930	Nuance Communications Inc.*	4,390,463
15,300	Opnet Technologies Inc.	599,301
17,500	Pegasystems Inc.(a)	653,625
137,100	QLIK Technologies Inc.*	4,564,058
70,200	Radiant Systems Inc.*	1,474,200
146,200	RealD Inc.(a)*	3,991,260
88,200	RealPage Inc.*	2,597,490
105,550	SolarWinds Inc.*	2,601,808
67,900	Sourcefire Inc.*	1,813,609
26,800	SuccessFactors Inc.*	939,876
91,550	Taleo Corp., Class A Shares*	3,417,562
33,700	Ultimate Software Group Inc.*	1,900,006
32,100	VanceInfo Technologies Inc., ADR*	820,476

	Total Software	57,447,402

	TOTAL INFORMATION TECHNOLOGY	128,683,232

MATERIALS — 2.8%

Chemicals — 2.3%
105,600	Kraton Performance Polymers Inc.*	4,061,376
165,900	Solutia Inc.*	4,142,523

	Total Chemicals	8,203,899

Schedules of Investments
(unaudited) (continued)
Small Capitalization Growth Investments

Shares	Security	Value

Paper & Forest Products — 0.5%
101,700	KapStone Paper & Packaging Corp.*	$1,672,965

	TOTAL MATERIALS	9,876,864

	TOTAL COMMON STOCKS (Cost — $237,573,075)	336,100,208

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $237,573,075)	336,100,208

Face
Amount
SHORT-TERM INVESTMENTS (b) — 20.1%
MONEY MARKET FUND — 16.1%
56,340,107	Invesco STIT — Liquid Assets Portfolio(c) (Cost — $56,340,107)	56,340,107

TIME DEPOSITS — 4.0%
8,249,772	Bank of America - London, 0.030% due 6/1/11	8,249,772
5,648,345	Wells Fargo - Grand Cayman, 0.030% due 6/1/11	5,648,345

	TOTAL TIME DEPOSITS (Cost — $13,898,117)	13,898,117

	TOTAL SHORT-TERM INVESTMENTS (Cost — $70,238,224)	70,238,224

	TOTAL INVESTMENTS — 116.3% (Cost — $307,811,299#)	406,338,432

	Liabilities in Excess of Other Assets — (16.3)%	(56,907,705)

	TOTAL NET ASSETS — 100.0%	$349,430,727

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.0%.

(c)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust
Summary of Investments by Security Sector^

Information Technology	31.6%
Consumer Discretionary	13.8
Industrials	13.0
Health Care	12.7
Energy	6.7
Materials	2.4

Schedules of Investments
(unaudited) (continued)
Summary of Investments by Security Sector^

Financials	1.9
Consumer Staples	0.6
Short-Term Investments	17.3

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

COMMON STOCKS — 94.2%

CONSUMER DISCRETIONARY — 14.6%

Auto Components — 1.4%
9,500	Autoliv Inc.	$731,310
188,412	Modine Manufacturing Co.*	2,991,983

	Total Auto Components	3,723,293

Automobiles — 1.1%
88,427	Thor Industries Inc.	2,856,192

Diversified Consumer Services — 0.6%
132,300	Service Corp. International	1,518,804

Hotels, Restaurants & Leisure — 2.5%
26,200	Brinker International Inc.	675,436
18,500	CEC Entertainment Inc.	752,765
19,300	Cheesecake Factory Inc. (The)*	613,161
136,297	International Speedway Corp., Class A Shares	3,899,457
31,700	Jack in the Box Inc.*	704,057

	Total Hotels, Restaurants & Leisure	6,644,876

Household Durables — 0.3%
31,900	M.D.C Holdings Inc.(a)	859,705

Leisure Equipment & Products — 1.5%
135,716	Brunswick Corp.	2,942,323
44,100	Sturm Ruger & Co., Inc.	971,082

	Total Leisure Equipment & Products	3,913,405

Media — 0.9%
45,900	Cinemark Holdings Inc.	998,325
49,000	Meredith Corp.(a)	1,548,890

	Total Media	2,547,215

Multiline Retail — 0.2%
16,000	Big Lots Inc.*	534,560

Specialty Retail — 4.9%
33,100	Aaron’s Inc.	933,751
20,700	Buckle Inc. (The)(a)	883,683
32,300	Cato Corp. (The), Class A Shares	879,206
13,900	Children’s Place Retail Stores Inc. (The)*	698,336
35,800	Collective Brands Inc.*	558,480
47,300	Finish Line Inc. (The), Class A Shares	1,090,738
24,300	Genesco Inc.*	1,093,257
23,600	Group 1 Automotive Inc.(a)	914,028
28,200	Men’s Wearhouse Inc. (The)	970,926
27,700	PetSmart Inc.	1,254,810
43,300	RadioShack Corp.	682,408
170,594	Regis Corp.	2,546,968
40,875	Stage Stores Inc.	737,385

	Total Specialty Retail	13,243,976

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

Textiles, Apparel & Luxury Goods — 1.2%
20,700	Jones Group Inc. (The)	$254,403
15,200	Movado Group Inc.	251,712
14,900	Warnaco Group Inc. (The)*	821,735
47,600	Wolverine World Wide Inc.	1,862,112

	Total Textiles, Apparel & Luxury Goods	3,189,962

	TOTAL CONSUMER DISCRETIONARY	39,031,988

CONSUMER STAPLES — 4.0%

Beverages — 0.3%
29,900	Embotelladora Andina SA, Class B Shares, ADR(a)	852,150

Food & Staples Retailing — 1.4%
23,100	Casey’s General Stores Inc.	957,495
40,000	Ruddick Corp.	1,758,000
23,100	Weis Markets Inc.	927,927

	Total Food & Staples Retailing	3,643,422

Food Products — 0.8%
33,100	Cal-Maine Foods Inc.(a)	986,711
19,000	Corn Products International Inc.	1,077,870

	Total Food Products	2,064,581

Household Products — 1.1%
56,951	Spectrum Brands Holdings Inc.*	2,048,527
23,800	WD-40 Co.	1,008,644

	Total Household Products	3,057,171

Tobacco — 0.4%
23,800	Universal Corp.	1,003,646

	TOTAL CONSUMER STAPLES	10,620,970

ENERGY — 6.1%

Energy Equipment & Services — 1.4%
450,978	Global Industries Ltd.*	2,827,632
18,500	Tidewater Inc.	1,011,025

	Total Energy Equipment & Services	3,838,657

Oil, Gas & Consumable Fuels — 4.7%
22,000	Berry Petroleum Co., Class A Shares	1,153,020
10,700	Cimarex Energy Co.	1,026,451
16,800	Energen Corp.	1,046,136
4,700	EXCO Resources Inc.	94,658
56,800	Forest Oil Corp.*	1,698,320
16,300	Holly Corp.	1,015,653
34,800	Southern Union Co.	1,055,484
25,800	W&T Offshore Inc.(a)	668,220
55,400	Whiting Petroleum Corp.*	3,717,340
28,100	World Fuel Services Corp.	1,027,898

	Total Oil, Gas & Consumable Fuels	12,503,180

	TOTAL ENERGY	16,341,837

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

FINANCIALS — 17.7%

Capital Markets — 0.7%
34,400	Federated Investors Inc., Class B Shares(a)	$881,672
26,300	Raymond James Financial Inc.	939,962

	Total Capital Markets	1,821,634

Commercial Banks — 6.5%
47,700	Bank of Hawaii Corp.	2,260,980
66,000	Boston Private Financial Holdings Inc.	435,600
189,200	Cathay General Bancorp	3,083,959
37,300	Community Bank System Inc.	935,484
16,000	Cullen/Frost Bankers Inc.	931,840
26,300	CVB Financial Corp.	235,911
83,685	East West Bancorp Inc.	1,681,232
45,400	First Financial Bancorp	726,400
42,500	First Midwest Bancorp Inc.	520,200
40,145	Hancock Holding Co.	1,297,085
37,700	Independent Bank Corp.	1,117,428
62,200	NBT Bancorp Inc.	1,367,778
20,700	Prosperity Bancshares Inc.	905,625
22,500	S&T Bancorp Inc.(a)	419,175
60,500	Sterling Bancshares Inc.	513,645
32,100	Trustmark Corp.	765,264
6,000	Univest Corp. of Pennsylvania	102,180
26,700	WesBanco Inc.	528,927

	Total Commercial Banks	17,828,713

Consumer Finance — 0.4%
154,500	Advance America Cash Advance Centers Inc.	950,175

Insurance — 5.0%
71,400	American Equity Investment Life Holding Co.(a)	927,486
28,200	American Financial Group Inc.	1,002,792
52,719	AMERISAFE Inc.*	1,219,918
31,800	Delphi Financial Group Inc., Class A Shares	927,606
35,400	Harleysville Group Inc.	1,133,862
43,700	Infinity Property & Casualty Corp.	2,323,091
46,900	Platinum Underwriters Holdings Ltd.	1,601,166
16,700	RLI Corp.(a)	1,006,175
77,500	Selective Insurance Group	1,284,175
11,300	StanCorp Financial Group Inc.	487,934
22,646	Validus Holdings Ltd.	729,881
24,600	W.R. Berkley Corp.	814,506

	Total Insurance	13,458,592

Real Estate Investment Trusts (REITs) — 3.9%
56,664	Brandywine Realty Trust	723,033
35,550	CommonWealth REIT	927,855
48,000	Education Realty Trust Inc.	417,600
49,300	Equity One Inc.	966,773
64,000	Franklin Street Properties Corp.	876,160

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

19,200	Government Properties Income Trust	$508,416
44,900	Healthcare Realty Trust Inc.	988,698
29,300	Highwoods Properties Inc.(a)	1,057,144
41,800	Omega Healthcare Investors Inc.	889,922
15,500	PS Business Parks Inc.	891,095
24,700	Sovran Self Storage Inc.	1,036,412
31,500	Washington Real Estate Investment Trust	1,087,695

	Total Real Estate Investment Trusts (REITs)	10,370,803

Thrifts & Mortgage Finance — 1.2%
215,967	Astoria Financial Corp.(a)	3,135,841

	TOTAL FINANCIALS	47,565,758

HEALTH CARE — 4.8%

Health Care Equipment & Supplies — 3.3%
34,000	Cantel Medical Corp.	806,140
34,300	Cooper Cos., Inc. (The)	2,569,413
21,000	Hill-Rom Holdings Inc.	958,440
31,000	Invacare Corp.	1,040,980
26,400	STERIS Corp.	952,776
25,100	Teleflex Inc.	1,558,710
20,000	West Pharmaceutical Services Inc.	929,600

	Total Health Care Equipment & Supplies	8,816,059

Health Care Providers & Services — 1.1%
49,550	Owens & Minor Inc.	1,714,430
24,600	Universal Health Services Inc., Class B Shares	1,340,454

	Total Health Care Providers & Services	3,054,884

Life Sciences Tools & Services — 0.4%
36,400	PerkinElmer Inc.	1,007,916

	TOTAL HEALTH CARE	12,878,859

INDUSTRIALS — 21.2%

Aerospace & Defense — 1.0%
13,100	Alliant Techsystems Inc.	937,043
26,400	Curtiss-Wright Corp.	900,504
17,000	Elbit Systems Ltd.	872,780

	Total Aerospace & Defense	2,710,327

Airlines — 0.3%
60,100	SkyWest Inc.	927,343

Commercial Services & Supplies — 6.3%
336,036	ACCO Brands Corp.*	2,789,099
51,900	Brink’s Co. (The)	1,544,025
57,000	Ennis Inc.	1,088,130
30,700	Knoll Inc.	589,133
88,825	Mine Safety Appliances Co.	3,338,043
164,463	Schawk Inc., Class A Shares	2,858,367
17,800	Unifirst Corp./MA	954,436

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

11,800	United Stationers Inc.	$873,436
138,540	Viad Corp.	3,133,775

	Total Commercial Services & Supplies	17,168,444

Construction & Engineering — 1.3%
34,400	Chicago Bridge & Iron Co. NV, Class NY Shares	1,309,264
189,879	Great Lakes Dredge & Dock Corp.	1,152,566
24,600	KBR Inc.	918,072

	Total Construction & Engineering	3,379,902

Electrical Equipment — 3.0%
108,419	Belden Inc.	3,896,579
81,646	EnerSys*	2,922,927
18,600	Regal-Beloit Corp.	1,283,400

	Total Electrical Equipment	8,102,906

Machinery — 7.3%
51,400	Actuant Corp., Class A Shares	1,292,196
35,200	Altra Holdings Inc.*	927,520
39,600	Barnes Group Inc.	954,756
149,894	Briggs & Stratton Corp.	3,125,290
20,700	Crane Co.	1,018,233
218,085	Douglas Dynamics Inc.	3,378,137
28,500	Gardner Denver Inc.	2,387,730
28,200	Harsco Corp.	944,982
162,889	John Bean Technologies Corp.	3,199,140
17,500	Kennametal Inc.	730,275
10,000	Valmont Industries Inc.	1,002,200
11,600	Wabtec Corp.	784,044

	Total Machinery	19,744,503

Marine — 1.1%
30,900	Alexander & Baldwin Inc.	1,513,173
22,700	Kirby Corp.*	1,304,569

	Total Marine	2,817,742

Road & Rail — 0.9%
24,400	Saia Inc.*	383,324
79,500	Werner Enterprises Inc.(a)	1,993,860

	Total Road & Rail	2,377,184

	TOTAL INDUSTRIALS	57,228,351

INFORMATION TECHNOLOGY — 7.4%

Communications Equipment — 0.5%
16,500	Black Box Corp.	543,840
114,600	Brocade Communications Systems Inc.*	764,382

	Total Communications Equipment	1,308,222

Computers & Peripherals — 0.6%
29,500	Diebold Inc.	974,975
31,300	Electronics for Imaging Inc.*	564,965

	Total Computers & Peripherals	1,539,940

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

Electronic Equipment, Instruments & Components — 3.1%
59,200	AVX Corp.	$931,216
44,000	Checkpoint Systems Inc.*	796,840
87,237	Cognex Corp.	3,078,594
45,300	Jabil Circuit Inc.	977,574
21,000	Tech Data Corp.*	994,770
83,200	Vishay Intertechnology Inc.*	1,320,384
7,028	Vishay Precision Group Inc.*	128,120

	Total Electronic Equipment, Instruments & Components	8,227,498

IT Services — 0.6%
516,356	Lionbridge Technologies Inc.*	1,672,993

Semiconductors & Semiconductor Equipment — 0.9%
50,600	Cirrus Logic Inc.*	832,370
72,700	Micrel Inc.	855,679
76,300	ON Semiconductor Corp.*	856,086

	Total Semiconductors & Semiconductor Equipment	2,544,135

Software — 1.7%
106,900	Compuware Corp.*	1,089,311
65,100	Parametric Technology Corp.*	1,516,179
11,120	QAD Inc., Class A Shares*	120,096
2,780	QAD Inc., Class B Shares*	28,801
65,200	Synopsys Inc.*	1,782,568

	Total Software	4,536,955

	TOTAL INFORMATION TECHNOLOGY	19,829,743

MATERIALS — 13.5%

Chemicals — 7.9%
40,900	Albemarle Corp.	2,897,356
21,900	Cabot Corp.	924,837
37,400	Cytec Industries Inc.	2,101,506
76,000	Ferro Corp.*	995,600
27,500	FMC Corp.	2,319,625
85,001	Georgia Gulf Corp.*	2,408,928
24,900	Innophos Holdings Inc.	1,117,761
14,600	International Flavors & Fragrances Inc.	935,276
700	Lubrizol Corp.	94,150
31,500	Methanex Corp.	1,005,165
5,300	NewMarket Corp.	923,366
1,000	RPM International Inc.	23,500
25,600	Sensient Technologies Corp.	974,080
123,043	Solutia Inc.*	3,072,384
30,500	Valspar Corp.	1,173,335

	Total Chemicals	20,966,869

Containers & Packaging — 2.3%
305,326	Myers Industries Inc.	3,196,763
15,500	Rock-Tenn Co., Class A Shares(a)	1,190,865
20,200	Silgan Holdings Inc.	906,778
25,900	Sonoco Products Co.	917,378

	Total Containers & Packaging	6,211,784

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Shares	Security	Value

Metals & Mining — 2.5%
10,500	Compass Minerals International Inc.	$976,185
41,792	Gold Resource Corp.(a)	1,168,086
63,800	HudBay Minerals Inc.	964,656
47,900	IAMGOLD Corp.	1,008,295
14,200	Kaiser Aluminum Corp.	748,908
19,300	Royal Gold Inc.	1,196,986
61,900	Thompson Creek Metals Co., Inc.*	672,234

	Total Metals & Mining	6,735,350

Paper & Forest Products — 0.8%
43,000	Buckeye Technologies Inc.	1,095,210
29,200	P.H. Glatfelter Co.	449,972
100,239	Wausau Paper Corp.	687,640

	Total Paper & Forest Products	2,232,822

	TOTAL MATERIALS	36,146,825

TELECOMMUNICATION SERVICES — 0.3%

Diversified Telecommunication Services — 0.3%
80,100	Premiere Global Services Inc.*	674,442

UTILITIES — 4.6%

Electric Utilities — 1.5%
29,400	Cleco Corp.(a)	1,031,646
53,100	El Paso Electric Co.*	1,653,534
14,700	Otter Tail Corp.	322,224
35,300	Westar Energy Inc.(a)	959,807

	Total Electric Utilities	3,967,211

Gas Utilities — 2.2%
25,000	AGL Resources Inc.	1,027,750
27,600	Atmos Energy Corp.	920,460
62,500	Southwest Gas Corp.	2,441,250
28,300	UGI Corp.	927,674
19,100	WGL Holdings Inc.	749,675

	Total Gas Utilities	6,066,809

Multi-Utilities — 0.9%
17,300	Black Hills Corp.(a)	536,646
17,500	OGE Energy Corp.	893,725
34,500	Vectren Corp.	973,590

	Total Multi-Utilities	2,403,961

	TOTAL UTILITIES	12,437,981

	TOTAL COMMON STOCKS (Cost — $169,025,959)	252,756,754

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $169,025,959)	252,756,754

Schedules of Investments
(unaudited) (continued)
Small Capitalization Value Equity Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS (b) — 11.2%
COMMERCIAL PAPER — 1.4%
3,815,000	Abbey National North America LLC, 0.120% due 6/1/11(c) (Cost — $3,814,987)	$3,814,987

MONEY MARKET FUND — 5.6%
14,879,039	Invesco STIT — Liquid Assets Portfolio(d) (Cost — $14,879,039)	14,879,039

TIME DEPOSITS — 4.2%
1,346	BBH — Grand Cayman, 0.030% due 6/1/11	1,346
11,266,706	Wells Fargo — Grand Cayman, 0.030% due 6/1/11	11,266,706

	TOTAL TIME DEPOSITS (Cost — $11,268,052)	11,268,052

	TOTAL SHORT-TERM INVESTMENTS (Cost — $29,962,078)	29,962,078

	TOTAL INVESTMENTS — 105.4% (Cost — $198,988,037#)	282,718,832

	Liabilities in Excess of Other Assets — (5.4)%	(14,538,940)

	TOTAL NET ASSETS — 100.0%	$268,179,892

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 5.6%.

(c)	Rate shown represents yield-to-maturity.

(d)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts

REIT	—	Real Estate Investment Trust
Summary of Investments by Security Sector^

Industrials	20.2%
Financials	16.8
Consumer Discretionary	13.8
Materials	12.8
Information Technology	7.0
Energy	5.8
Utilities	4.4
Health Care	4.6
Consumer Staples	3.8
Telecommunication Services	0.2
Short-Term Investments	10.6

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

COMMON STOCKS — 96.0%

Argentina — 0.3%
40,890	Arcos Dorados Holdings Inc., Class A Shares*	$930,248
14,148	MercadoLibre Inc.	1,246,721

	Total Argentina	2,176,969

Australia — 2.9%
21,109	Acrux Ltd.	83,159
19,179	Aditya Birla Minerals Ltd.	36,449
229,705	Amcor Ltd.	1,772,194
18,316	Ardent Leisure Group	26,825
203,031	Aspen Group	98,369
459,717	Atlas Iron Ltd.*	1,823,025
21,334	Ausdrill Ltd.	79,670
46,480	Australia & New Zealand Banking Group Ltd.	1,099,640
149,839	Beach Energy Ltd.	161,700
61,658	BHP Billiton Ltd.	2,935,491
854,918	BlueScope Steel Ltd.	1,333,754
11,969	Cardno Ltd.	72,302
9,505	Challenger Ltd.	48,697
80,956	Cromwell Property Group	62,210
9,252	Downer EDI Ltd.	38,510
42,753	DUET Group	79,666
151,100	Emeco Holdings Ltd.	171,265
5,180	Flight Centre Ltd.	122,153
9,643	GrainCorp Ltd.	85,078
80,564	Grange Resources Ltd.*	50,864
18,132	iiNET Ltd.	55,724
973	Iluka Resources Ltd.	16,303
41,573	Industrea Ltd.	62,982
57,960	Kagara Ltd.*	36,643
4,217	Matrix Composites & Engineering Ltd.	36,434
54,601	Minara Resources Ltd.	43,185
633,663	Mount Gibson Iron Ltd.*	1,257,228
381,643	Myer Holdings Ltd.	1,169,115
78,563	National Australia Bank Ltd.	2,221,953
38,535	Newcrest Mining Ltd.	1,636,215
31,595	Panoramic Resources Ltd.	68,256
60,690	PMP Ltd.	41,112
18,597	St. Barbara Ltd.*	38,900
91,600	STW Communications Group Ltd.	107,831
274,816	Toll Holdings Ltd.	1,538,108
6,406	Western Areas NL	43,758
4,435	Whitehaven Coal Ltd.	27,159

	Total Australia	18,581,927

Austria — 0.0%
3,703	Austria Technologie & Systemtechnik AG	80,529
519	Rosenbauer International AG*	28,772

	Total Austria	109,301

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Belgium — 0.6%
211	Ackermans & van Haaren NV	$20,288
56,546	Anheuser-Busch InBev NV	3,412,351
3,060	Arseus NV	53,285
293	Barco NV	23,300
1,437	Bekaert SA	152,422
1,333	Cie d’Entreprises CFE	101,723
2,770	D’ieteren SA	186,250
759	Gimv NV	50,160
1,236	Omega Pharma	64,369
4,778	Recticel SA	53,288
858	Roularta Media Group NV	30,942

	Total Belgium	4,148,378

Bermuda — 0.5%
16,589	Catlin Group Ltd.	114,143
8,017	Lancashire Holdings Ltd.	85,308
25,761	Northern Offshore Ltd.	54,597
75,923	Seadrill Ltd.	2,755,935

	Total Bermuda	3,009,983

Brazil — 3.7%
107,248	Amil Participacoes SA	1,338,061
79,140	Anhanguera Educacional Participacoes SA	1,688,933
286,500	BM&FBovespa SA	2,047,721
184,700	BR Malls Participacoes SA	2,129,449
29,784	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A Shares, ADR	1,209,528
91,500	Cia Paranaense de Energia, ADR	2,429,325
43,500	Embraer SA, ADR	1,404,615
44,696	Itau Unibanco Holding SA, ADR	1,020,410
79,000	Natura Cosmeticos SA	2,109,926
505,100	OGX Petroleo e Gas Participacoes SA*	5,121,799
87,273	Petroleo Brasileiro SA, ADR	3,022,264
57,600	Usinas Siderurgicas de Minas Gerais SA, ADR	571,968

	Total Brazil	24,093,999

Canada — 4.1%
71,993	Canadian National Railway Co.	5,632,894
55,020	Canadian Natural Resources Ltd.	2,394,544
37,839	Cenovus Energy Inc.	1,398,046
7,775	First Quantum Minerals Ltd.	1,057,262
77,700	Grande Cache Coal Corp.*	666,378
4,254	Imax Corp.*	158,291
97,502	Nexen Inc.	2,249,001
26,008	Niko Resources Ltd.	2,155,098
86,033	Pacific Rubiales Energy Corp.	2,400,880
56,949	Potash Corp. of Saskatchewan Inc.	3,220,102
56,812	Suncor Energy Inc.	2,371,686
24,963	Teck Resources Ltd., Class B Shares	1,309,273
20,077	Toronto-Dominion Bank (The)	1,730,358

	Total Canada	26,743,813

China — 3.4%
1,671,000	Agricultural Bank of China Ltd., Class H Shares*	1,027,884
8,812	Baidu Inc., ADR*	1,195,877
4,307,700	Bank of China Ltd., Class H Shares*	2,389,029

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

446,575	China Life Insurance Co., Ltd., Class H Shares	$1,561,891
973,294	China Merchants Bank Co., Ltd., Class H Shares	2,480,353
7,000	China Minzhong Food Corp., Ltd.*	9,133
3,223,300	Industrial & Commercial Bank of China, Class H Shares*	2,717,001
45,500	Netease.com, ADR*	2,098,915
141,000	Ping An Insurance Group Co., Class H Shares	1,512,655
225,600	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares*	662,779
14,117	Sina Corp.*	1,676,958
472,096	Sinopharm Group Co., Class H Shares	1,688,991
31,335	Tencent Holdings Ltd.	904,020
34,300	Trina Solar Ltd., ADR(a)*	787,185
25,473	Youku.com Inc., ADR*	1,076,744

	Total China	21,789,415

Denmark — 1.6%
236	D/S Norden AS	8,417
69,131	Danske Bank AS*	1,458,657
49,603	Novo Nordisk AS, Class B Shares	6,220,423
7,603	Novozymes AS, Class B Shares	1,277,028
1,886	Thrane & Thrane AS	95,897
15,647	William Demant Holding AS*	1,481,722

	Total Denmark	10,542,144

Finland — 0.3%
34,444	Metso Oyj	1,986,483
2,517	PKC Group Oyj	62,064
12,892	Technopolis PLC	71,126
1,154	Tieto Oyj	20,129

	Total Finland	2,139,802

France — 8.9%
22,694	Air Liquide SA	3,153,902
2,620	Arkema SA(a)	287,299
174,933	AXA SA	3,742,278
118,937	BNP Paribas(a)	9,294,934
508	Boiron SA	23,322
16,112	Casino Guichard Perrachon SA	1,685,519
12,800	Christian Dior SA(a)	1,983,441
41,191	Cie de Saint-Gobain	2,723,091
13,833	Cie Generale d’Optique Essilor International SA	1,122,861
6,969	Derichebourg SA*	61,143
460	Entrepose Contracting	60,359
340	Esso SA Francaise	46,430
625	Euler Hermes SA	56,385
2,263	Faurecia	96,813
32,510	GDF Suez	1,196,552
13,871	GFI Informatique*	79,831
69,512	Lafarge SA	4,800,296
1,903	LVL Medical Groupe SA*	49,211
31,364	LVMH Moet Hennessy Louis Vuitton SA(a)	5,481,954
12,992	Pernod-Ricard SA	1,315,498
4,500	Plastic Omnium SA	146,187
65,554	Publicis Groupe SA	3,613,316
2,087	Rallye SA	102,312

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

39,491	Safran SA	$1,612,333
21,871	Sanofi-Aventis SA	1,733,297
28,152	Schneider Electric SA	4,642,578
34,000	Societe Generale(a)	2,023,974
49,335	Total SA(a)	2,852,468
2,498	Valeo SA*	158,419
59,816	Veolia Environnement SA	1,810,325
12,623	Wendel SA(a)	1,534,097

	Total France	57,490,425

Germany — 9.6%
45,856	Adidas AG	3,450,595
36,563	Allianz SE	5,050,125
54,925	BASF SE	5,069,077
14,999	Bayerishe Motoren Werke AG	1,328,501
590	Bertrandt AG	47,558
1,055	Bilfinger Berger AG(a)*	103,674
555	Cewe Color Holding AG	26,655
337,130	Commerzbank AG(a)*	1,541,870
12,200	Daimler AG, Registered Shares	860,642
82,391	Deutsche Bank AG	4,904,865
2,466	Deutsche Beteiligungs AG	68,546
67,436	Deutsche Lufthansa AG	1,465,242
110,970	Deutsche Telekom AG	1,651,591
2,476	Drillisch AG(a)	28,386
41,574	Fresenius Medical Care AG & Co., KGaA	3,014,452
135,795	GEA Group AG	4,569,881
2,632	Gerresheimer AG	124,630
909	Gesco AG	74,156
47,964	Hannover Rueckversicherung AG	2,550,397
2,305	Indus Holding AG	77,218
1,046	Leoni AG	58,824
10,481	Linde AG	1,770,927
27,430	Metro AG	1,830,197
1,605	R Stahl AG(a)	70,516
1,720	Rheinmetall AG	148,026
97,886	SAP AG	6,084,211
61,511	Siemens AG	8,222,322
3,286	Sixt AG	182,499
10,652	SMA Solar Technology AG(a)	1,163,019
90,231	ThyssenKrupp AG	4,292,810
13,093	Volkswagen AG	2,190,368
1,305	VTG AG	33,387

	Total Germany	62,055,167

Greece — 0.2%
3,416	Eurobank Properties Real Estate Investment Co.	28,289
14,581	Intralot SA-Integrated Lottery Systems & Services	34,442
2,000	JUMBO SA	15,237
6,005	Metka SA	68,428
5,855	Motor Oil Hellas Corinth Refineries SA	75,874
575	Mytilineos Holdings SA*	4,272
87,797	Public Power Corp. SA	1,164,211
1,145	Thessaloniki Water Supply & Sewage Co. SA	8,687

	Total Greece	1,399,440

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Hong Kong — 4.5%
396,000	Apollo Solar Energy Technology Holdings Ltd.*	$22,423
137,500	Beijing Enterprises Holdings Ltd.	699,940
56,000	Chen Hsong Holdings	27,816
237,200	China Resources Enterprise Ltd.	951,005
1,068,000	China Unicom Hong Kong Ltd.	2,372,573
2,551,461	CNOOC Ltd.	6,447,285
68,000	Dah Chong Hong Holdings Ltd.	71,914
78,000	Giordano International Ltd.	71,107
102,000	Glorious Sun Enterprises Ltd.	43,034
6,000	Great Eagle Holdings Ltd.	20,957
400,000	Hang Lung Properties Ltd.	1,665,593
2,104,000	Hengdeli Holdings Ltd.	1,240,056
95,200	HKR International Ltd.	59,278
263,231	Hong Kong Exchanges & Clearing Ltd.	5,883,697
69,910	Jardine Strategic Holdings Ltd.	2,087,513
1,940,000	Lai Sun Development*	59,175
1,348,000	Li & Fung Ltd.	3,020,600
30,000	Lung Kee Bermuda Holdings	20,047
1,117,000	Nine Dragons Paper Holdings Ltd.	1,062,559
84,000	Norstar Founders Group Ltd.(b)(c)*	0
86,000	Pacific Andes International Holdings Ltd.	12,943
222,000	Pico Far East Holdings Ltd.	43,686
106,000	Sing Tao News Corp., Ltd.	31,038
122,000	Singamas Container Holdings Ltd.	54,150
39,000	SmarTone Telecommunications Holding Ltd.	62,418
121,097	Sun Hung Kai Properties Ltd.	1,885,433
207,000	Sunlight Real Estate Investment Trust	66,827
54,900	Swire Pacific Ltd., Class A Shares	848,241
272,000	Victory City International Holdings Ltd.	56,681

	Total Hong Kong	28,887,989

India — 0.4%
38,963	ICICI Bank Ltd., ADR	1,858,146
26,327	Tata Motors Ltd., ADR(a)	637,903

	Total India	2,496,049

Ireland — 0.3%
30,789	Beazley PLC	64,642
2,062	Charter International PLC	26,443
31,900	Covidien PLC	1,754,500
4,508	DCC PLC	139,246
3,107	FBD Holdings PLC	32,643
8,243	Smurfit Kappa Group PLC*	101,906
106,752	Total Produce PLC	64,507
18,524	United Drug PLC	60,424

	Total Ireland	2,244,311

Israel — 1.0%
1,058	AL-ROV Israel Ltd.*	38,991
29,016	Check Point Software Technologies Ltd.*	1,593,559
1,891	Delek Automotive Systems Ltd.	23,133
4,806	Israel Land Development Co., Ltd. (The)	39,876

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

4,909	NetVision Ltd.	$67,470
94,383	Teva Pharmaceutical Industries Ltd., ADR	4,804,094
7,800	Union Bank of Israel	36,389

	Total Israel	6,603,512

Italy — 0.5%
133,194	ACEA SpA	1,456,444
6,700	Astaldi SpA	51,171
4,886	Autostrada Torino-Milano SpA	78,953
2,167	Banca Generali SpA	33,003
991	Banco di Sardegna SpA	13,174
1,526	Danieli & C Officine Meccaniche SpA	42,831
13,913	De’Longhi SpA	179,116
2,075	Engineering Ingegneria Informatica SpA	69,881
72,695	Fiat Industrial SpA*	569,230
7,344	Immobiliare Grande Distribuzione	17,955
60,743	Iren SpA	117,687
33,154	KME Group SpA	17,131
12,164	Recordati SpA	134,351
2,260	Reply SpA	67,487
11,428	Societa Iniziative Autostradali e Servizi SpA	142,822
16,769	Sogefi SpA	59,277
4,355	Vittoria Assicurazioni SpA	24,460

	Total Italy	3,074,973

Japan — 14.3%
65	Advance Residence Investment Corp., Class A Shares	134,555
2,300	Aeon Delight Co., Ltd.	42,910
3,800	Aica Kogyo Co., Ltd.	50,594
62,900	Aisin Seiki Co., Ltd.	2,336,992
11,300	Alps Electric Co., Ltd.	116,656
600	AOKI Holdings Inc.	9,019
800	Aoyama Trading Co., Ltd.	12,981
4,400	Arc Land Sakamoto Co., Ltd.	59,899
1,700	As One Corp.	34,070
1,000	Asahi Diamond Industrial Co., Ltd.	21,992
4,000	ASKA Pharmaceutical Co., Ltd.	29,469
3,000	Autobacs Seven Co., Ltd.	118,427
10,350	Belluna Co., Ltd.	68,913
65,100	Bridgestone Corp.	1,483,593
139,069	Canon Inc.	6,724,494
1,000	Canon Marketing Japan Inc.	10,807
3,300	Cawachi Ltd.	63,023
4,400	Chiyoda Co., Ltd.	63,457
45,000	Chuetsu Pulp & Paper Co., Ltd.	74,963
1,500	Cocokara fine Inc.	36,027
10,000	Daiichi Jitsugyo Co., Ltd.	40,993
1,113	Dai-ichi Life Insurance Co., Ltd. (The)	1,688,856
9,000	Daiso Co., Ltd.	28,965
25,200	Daito Trust Construction Co., Ltd.	2,091,873
1,700	DCM Holdings Co., Ltd.	10,842
35,300	Dena Co., Ltd.	1,260,088
4,000	DIC Corp.	9,618
3,900	DTS Corp.	38,765
15,000	Eighteenth Bank Ltd. (The)	38,019

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

35,330	FANUC Corp.	$5,445,319
21,900	FIDEA Holdings Co., Ltd.	52,297
37	Fields Corp.	63,123
321,000	Fujitsu Ltd.	1,695,721
11,000	Furukawa-Sky Aluminum Corp.	32,977
1,600	Fuyo General Lease Co., Ltd.	51,012
49	Geo Corp.	62,297
12,000	Hanwa Co., Ltd.	49,791
3,300	Hibiya Engineering Ltd.	30,485
26,000	Higashi-Nippon Bank Ltd. (The)	49,279
2,300	Hikari Tsushin Inc.	51,676
3,900	Hitachi Capital Corp.	51,694
2,500	Hokuetsu Kishu Paper Co., Ltd.	14,814
171,500	Honda Motor Co., Ltd.	6,565,439
1,200	Hosiden Corp.	10,447
10,100	Inabata & Co., Ltd.	59,587
6,000	Information Services International-Dentsu Ltd.	37,837
2,200	IT Holdings Corp.	19,038
5,900	Itochu Enex Co., Ltd.	29,957
24,000	Jaccs Co., Ltd.	62,002
204	Japan Tobacco Inc.	791,124
65,000	JGC Corp.	1,743,662
6,000	J-Oil Mills Inc.	18,414
208,100	JTEKT Corp.	2,761,493
3,100	Kaga Electronics Co., Ltd.	34,434
1,000	Kaken Pharmaceutical Co., Ltd.	14,156
10,000	Kandenko Co., Ltd.	43,447
296	KDDI Corp.	2,127,323
3,000	Kohnan Shoji Co., Ltd.(a)	49,532
197,469	Komatsu Ltd.	5,925,580
262,000	Konica Minolta Holdings Inc.	2,212,283
6,000	Kurabo Industries Ltd.	11,054
110,200	Kuraray Co., Ltd.	1,668,088
1,100	Kuroda Electric Co., Ltd.	12,148
6,000	KYORIN Holdings Inc.	113,303
3,900	Kyoritsu Maintenance Co., Ltd.	52,039
1,300	Macnica Inc.	30,013
315,000	Marubeni Corp.	2,212,742
14,000	Marudai Food Co., Ltd.	43,970
41	MID Reit Inc., Class A Shares	123,418
4,000	Mie Bank Ltd. (The)	9,498
2,900	Ministop Co., Ltd.	48,788
157,800	Mitsubishi Corp.	4,004,306
2,500	NEC Capital Solutions Ltd.	33,190
1,200	NEC Mobiling Ltd.	39,673
3,000	NEC Networks & System Integration Corp.	37,338
23,000	Nice Holdings Inc.	47,987
8,000	Nichirei Corp.	34,114
155,000	Nippon Electric Glass Co., Ltd.	2,202,365
11,000	Nippon Road Co., Ltd. (The)	30,278
41,700	Nippon Telegraph & Telephone Corp.	1,967,461
4,100	Nishio Rent All Co., Ltd.	30,281
17,000	Nisshin Oillio Group Ltd. (The)	79,263
14,000	Nissin Corp.	33,954
258,000	NKSJ Holdings Inc.	1,640,470

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

6,000	Nohmi Bosai Ltd.	$32,906
40,600	Nomura Research Institute Ltd.	851,888
6,000	Ogaki Kyoritsu Bank Ltd. (The)	17,671
2,200	Oiles Corp.	40,684
12,000	Okumura Corp.	43,092
4,000	Okuwa Co., Ltd.	42,717
4,100	Onoken Co., Ltd.	35,483
13	Orix JREIT Inc., Class A Shares	70,702
4,900	Otsuka Kagu Ltd.	36,177
1,000	Pacific Metals Co., Ltd.	6,971
1,500	Pack Corp. (The)	24,771
15,000	Rengo Co., Ltd.	99,145
4,800	Riso Kagaku Corp.	73,978
12,000	Ryobi Ltd.	46,116
21,400	Ryohin Keikaku Co., Ltd.	973,519
4,600	Ryoyo Electro Corp.	46,649
2,800	Sangetsu Co., Ltd.	66,022
7,000	San-In Godo Bank Ltd. (The)	45,975
24,000	Sankyu Inc.	103,322
6,000	SEC Carbon Ltd.	29,834
14,000	Seino Holdings Corp.	99,892
131,000	Sekisui Chemical Co., Ltd.	1,046,791
3,000	Senshukai Co., Ltd.	17,837
62,100	Seven & I Holdings Co., Ltd.	1,655,086
14,000	Shimamura Co., Ltd.	1,325,615
4,400	Ship Healthcare Holdings Inc.	78,451
119,100	Sony Financial Holdings Inc.	2,178,321
36,900	Square Enix Holdings Co., Ltd.	598,897
13,000	Sumikin Bussan Corp.	28,911
64,000	Sumitomo Mitsui Financial Group Inc.	1,859,262
490,000	Sumitomo Mitsui Trust Holdings Inc.	1,695,749
93,000	Sumitomo Realty & Development Co., Ltd.	1,990,841
10,000	T RAD Co., Ltd.	41,087
1,700	Tachi-S Co., Ltd.	27,817
10,000	Taihei Kogyo Co., Ltd.	39,687
1,200	Takamatsu Construction Group Co., Ltd.	15,576
9,000	Takiron Co., Ltd.	33,257
81,000	THK Co., Ltd.	2,003,735
40,000	Toa Corp.	65,358
13,000	Tochigi Bank Ltd. (The)	45,782
39,200	Tokyo Electron Ltd.	2,173,694
6,000	Tokyo Energy & Systems Inc.	29,433
25,000	Tokyo Tekko Co., Ltd.	65,694
23,000	Topy Industries Ltd.	58,733
364,000	Toshiba Corp.	1,948,638
23,000	Toshiba TEC Corp.	105,989
5,100	Touei Housing Corp.	59,091
800	Toyota Auto Body Co., Ltd.	12,456
79,749	Toyota Motor Corp.	3,329,101
10,000	Uchida Yoko Co., Ltd.	29,217
22,700	Unicharm Corp.	920,931
1,700	Unipres Corp.	38,977
2,700	UNY Co., Ltd.	23,517
6,700	Valor Co., Ltd.	87,457
1,800	Vital KSK Holdings Inc.	14,015

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

1,700	Yachiyo Bank Ltd. (The)	$43,057
22,630	Yamada Denki Co., Ltd.	1,775,160
3,000	Yamanashi Chuo Bank Ltd. (The)	12,380
205,000	Yaskawa Electric Corp.	2,244,562
20,000	Yodogawa Steel Works Ltd.	81,882
6,000	Yurtec Corp.	28,134
3,000	Zeon Corp.	26,361

	Total Japan	92,006,894

Liechtenstein — 0.0%
1,422	Liechtensteinische Landesbank AG	127,615

Luxembourg — 0.8%
87,500	ArcelorMittal	2,934,443
2,196	GAGFAH SA	17,089
18,261	Millicom International Cellular SA(a)*	2,085,406

	Total Luxembourg	5,036,938

Macau — 0.0%
14,000	Wynn Macau Ltd.	49,230

Mexico — 0.6%
9,150	America Movil SAB de CV, Class L Shares, ADR	482,205
14,700	Fomento Economico Mexicano SAB de CV, ADR	910,371
774,200	Wal-Mart de Mexico SA de CV, Class V Shares	2,346,456

	Total Mexico	3,739,032

Netherlands — 4.5%
2,995	ASM International NV	126,463
79,243	ASML Holding NV	3,089,152
1,174	BinckBank NV	19,247
2	CSM NV	70
439,311	ING Groep NV*	5,317,791
142,800	Koninklijke Ahold NV	2,038,604
56,995	LyondellBasell Industries NV, Class A Shares	2,496,951
3,568	Mediq NV	72,561
21,870	Randstad Holding NV	1,081,075
244,317	Reed Elsevier NV(a)	3,286,657
134,873	Royal Dutch Shell PLC, Class B Shares	4,897,943
108,298	SBM Offshore NV	2,862,489
58,484	Sensata Technologies Holding NV*	2,121,800
2,006	SNS REAAL NV*	10,581
29,631	TNT Express NV*	419,514
29,631	TNT NV	310,855
21,600	Yandex NV, Class A Shares(a)*	722,520

	Total Netherlands	28,874,273

New Zealand — 0.4%
14,197	Nuplex Industries Ltd.	36,142
1,331,249	Telecom Corp. of New Zealand Ltd.	2,637,037
34,387	Vector Ltd.	71,639

	Total New Zealand	2,744,818

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Norway — 1.4%
4,850	Atea ASA	$51,586
13,000	Austevoll Seafood ASA(a)	88,507
5,497	Cermaq ASA	108,982
129,140	DnB NOR ASA	1,949,506
3,178	Fred Olsen Energy ASA(a)	124,742
17,309	Grieg Seafood ASA	55,007
2,800	Leroy Seafood Group ASA(a)	83,726
18,754	Marine Harvest ASA	18,562
10,424	SpareBank 1 SMN	101,789
74,238	Statoil ASA(a)	1,961,101
138,600	Telenor ASA(a)	2,353,446
75,608	TGS Nopec Geophysical Co. ASA	2,137,311

	Total Norway	9,034,265

Panama — 0.2%
21,300	Copa Holdings SA, Class A Shares	1,331,037

Peru — 0.0%
12,055	Hochschild Mining PLC	105,240

Portugal — 0.0%
36,934	Banco BPI SA, Registered Shares*	58,663
43,725	BANIF SGPS SA*	47,577
4,500	Portucel Empresa Produtora de Pasta e Papel SA	15,621
6,068	Semapa-Sociedade de Investimento e Gestao	68,107
13,544	Sonaecom — SGPS SA	30,357

	Total Portugal	220,325

Singapore — 1.0%
53,000	CSE Global Ltd.	51,669
1,402,000	Genting Singapore PLC*	2,261,098
31,000	Guocoland Ltd.	53,872
52,000	Hi-P International Ltd.	45,501
25,000	Ho Bee Investment Ltd.	29,373
483,000	SembCorp. Industries Ltd.	1,980,558
791,000	Singapore Telecommunications Ltd.	2,057,083
163,000	Starhill Global REIT	83,853
39,000	United Engineers Ltd.	69,198
2,000	Venture Corp., Ltd.	14,405
29,000	Wheelock Properties Singapore Ltd.	42,759

	Total Singapore	6,689,369

South Africa — 0.2%
71,600	MTN Group Ltd.	1,526,568

South Korea — 1.4%
20,756	Hyundai Motor Co.	4,877,153
2,915	Samsung Electronics Co., Ltd.	2,444,894
31,557	Shinhan Financial Group Co., Ltd.	1,423,830

	Total South Korea	8,745,877

Spain — 2.1%
288,635	Banco Bilbao Vizcaya Argentaria SA	3,377,590
294,862	Banco Santander SA	3,511,475

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

12,071	Caja de Ahorros del Mediterraneo	$89,078
3,362	Corp Financiera Alba	198,138
172,343	Criteria Caixacorp SA	1,254,443
3,573	Duro Felguera SA	30,659
2,328	Grupo Catalana Occidente SA	56,818
26,146	Inditex SA	2,375,989
500	Miquel y Costas & Miquel SA	16,112
123,449	Telefonica SA	2,996,408

	Total Spain	13,906,710

Sweden — 0.8%
31,105	Assa Abloy AB, Class B Shares	864,467
3,045	Bilia AB, Class A Shares	59,930
5,292	Billerud AB	59,560
3,942	Boliden AB	77,137
81,192	Hennes & Mauritz AB, Class B Shares	3,015,986
36,189	Hexagon AB, Class B Shares	984,170
1,187	Nolato AB, Class B Shares	14,089
7,828	Saab AB, Class B Shares	191,368

	Total Sweden	5,266,707

Switzerland — 7.6%
281	AFG Arbonia-Forster Holding*	10,849
129	Banque Cantonale Vaudoise	76,251
1,579	Clariant AG*	34,756
113,292	Credit Suisse Group AG*	4,878,820
295	Daetwyler Holding AG	27,282
11,402	Ferrexpo PLC	85,945
52	Forbo Holding AG*	42,794
312	Helvetia Holding AG	137,670
1,306	Informa PLC	9,360
124,125	Julius Baer Group Ltd.	5,467,842
476	Meyer Burger Technology AG*	21,324
90,935	Nestle SA	5,844,460
70,490	Nobel Biocare Holding AG*	1,540,582
182,243	Novartis AG	11,792,364
1,257	Petroplus Holdings AG*	19,912
28	Phoenix Mecano AG	22,653
29,306	Roche Holding AG	5,161,366
1,240	Schweizerische National-Versicherungs-Gesellschaft AG	53,267
7,061	Swatch Group AG (The)*	3,520,719
363	Walter Meier AG	94,465
316,770	Xstrata PLC	7,437,060
11,618	Zurich Financial Services AG*	3,113,022

	Total Switzerland	49,392,763

Taiwan — 1.0%
110,700	HTC Corp.	4,733,490
107,148	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,463,642

	Total Taiwan	6,197,132

Thailand — 0.2%
45,200	Kasikornbank PCL	187,043
256,600	Kasikornbank PCL, NVDR	1,053,382

	Total Thailand	1,240,425

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

Turkey — 0.2%
331,100	Turkiye Garanti Bankasi AS	$1,478,514

United Kingdom — 16.0%
10,914	Aberdeen Asset Management PLC	42,076
13,623	Aero Inventory PLC(b)(c)*	0
36,974	Afren PLC*	101,133
7,212	Anglo Pacific Group PLC	36,836
467,168	Arm Holdings PLC	4,422,511
40,516	AstraZeneca PLC	2,118,032
841	Atkins WS PLC	11,371
258,160	Aviva PLC	1,858,296
566,511	Barclays PLC	2,586,778
4,208	Berendsen PLC	33,518
400,627	BG Group PLC	9,312,120
104,364	BHP Billiton PLC	4,134,632
7,829	Bodycote PLC	48,752
81,542	British American Tobacco PLC	3,662,112
138,400	Britvic PLC	994,330
79,940	Cable & Wireless Communications PLC	59,526
2,042	Cape PLC	17,754
146,444	Capita Group PLC (The)	1,774,459
27,208	Carillion PLC	171,536
73,093	Carnival PLC	2,942,571
228,594	Centrica PLC	1,199,970
4,413	Clarkson PLC	87,003
7,906	Collins Stewart Hawkpoint PLC	10,338
20,449	Computacenter PLC	146,826
12,755	Cookson Group PLC	144,377
3,080	Daily Mail & General Trust PLC	22,995
12,904	Dairy Crest Group PLC	82,538
74,712	Debenhams PLC*	91,927
110,201	Diageo PLC	2,347,383
4,327	Diploma PLC	25,949
18,227	Drax Group PLC	139,363
14,818	DS Smith PLC	51,463
94,451	Firstgroup PLC	524,961
65,792	Game Group PLC	50,889
60,722	GKN PLC	219,861
201,141	GlaxoSmithKline PLC	4,364,868
5,002	Greene King PLC	40,242
41,472	Healthcare Locums PLC(b)(c)	23,007
12,913	Holidaybreak PLC	58,283
112,303	HSBC Holdings PLC	1,173,552
4,023	IG Group Holdings PLC	29,773
62,736	Imperial Tobacco Group PLC	2,247,484
25,242	Intermediate Capital Group PLC	143,170
7,045	International Personal Finance PLC	43,082
21,765	Interserve PLC	104,057
23,078	JKX Oil & Gas PLC	108,374
11,700	John Menzies PLC	98,247
9,136	John Wood Group PLC	94,379
17,758	Kcom Group PLC	21,561

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

1,095,432	Kingfisher PLC	$5,186,670
4,016	Laird PLC	9,156
2,330,160	Lloyds Banking Group PLC*	1,996,783
14,315	Logica PLC	32,560
15,500	Lookers PLC	16,110
5,558	Mapeley Ltd.(b)(c)*	91
17,933	Mecom Group PLC*	74,624
6,473	Melrose PLC	36,440
8,982	Melrose Resources PLC	32,739
18,760	Mondi PLC	188,924
8,192	Morgan Sindall PLC	86,709
1,570	New World Resources PLC*	25,678
8,634	Northgate PLC*	46,595
21,392	Pace PLC	41,520
88,928	Pearson PLC	1,671,226
13,349	Phoenix IT Group Ltd.	47,282
516,088	Prudential PLC	6,272,199
97,366	PV Crystalox Solar PLC	76,834
5,134	QinetiQ Group PLC*	9,693
76,981	Reckitt Benckiser Group PLC	4,366,674
252,004	Rexam PLC	1,663,688
32,831	Rio Tinto PLC	2,295,398
111,728	ROK PLC(b)(c)	0
49,495,968	Rolls-Royce Group PLC, Class C Shares(b)(c)*	81,359
515,583	Rolls-Royce Holdings PLC*	5,412,478
20,335	RSM Tenon Group PLC	7,859
49,000	SABMiller PLC	1,815,310
155,800	Smith & Nephew PLC	1,738,895
1,064	Spectris PLC	27,570
25,319	St. Ives PLC	42,605
12,738	St. James’s Place PLC	71,930
35,647	Stagecoach Group PLC	139,589
245,323	Standard Chartered PLC	6,574,845
1,887	Subsea 7 SA	50,207
3,451	Synergy Health PLC	48,907
6,177	Tate & Lyle PLC	63,080
881,340	Tesco PLC	6,084,005
416,191	TUI Travel PLC	1,613,680
16,151	Tullett Prebon PLC	101,363
79,985	Tullow Oil PLC	1,780,933
178,124	United Utilities Group PLC	1,823,508
1,418	Valiant Petroleum PLC*	13,418
580,706	Vodafone Group PLC	1,615,516
11,781	WH Smith PLC	94,172
11,995	William Hill PLC	42,241
352,819	WM Morrison Supermarkets PLC	1,766,723
8,924	WSP Group PLC	50,721

	Total United Kingdom	103,262,772

United States — 0.5%
38,251	Schlumberger Ltd.	3,278,876

	TOTAL COMMON STOCKS (Cost — $477,479,526)	621,842,977

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Shares	Security	Value

PREFERRED STOCKS — 0.7%

Germany — 0.7%
281	Draegerwerk AG & Co. KGaA, 1.600%	$32,276
1,774	Jungheinrich AG, 1.800%	81,925
2,991	ProSiebenSat.1 Media AG, 5.870%	77,555
2,040	Sartorius AG, 1.770%	104,201
22,250	Volkswagen AG, 1.770%	3,954,481

	Total Germany	4,250,438

Italy — 0.0%
80,951	Unipol Gruppo Finanziario SpA*	39,879

	TOTAL PREFERRED STOCKS (Cost — $2,184,907)	4,290,317

RIGHTS — 0.1%

Germany — 0.1%
337,128	Commerzbank AG (Cost $423,132)*	428,890

WARRANTS — 0.3%
Luxembourg — 0.3%
95,445	Shriram Transport Finance Co., Ltd., expires 1/18/13(d)*	1,477,203
25,206	Shriram Transport Finance Co., Ltd., expires 9/24/14(d)*	390,113

	TOTAL WARRANTS (Cost — $1,067,000)	1,867,316

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $481,154,565)	628,429,500

Face
Amount
SHORT-TERM INVESTMENTS (e) — 7.6%
MONEY MARKET FUND — 5.3%
34,516,319		Invesco STIT — Liquid Assets Portfolio (f) (Cost — $34,516,319)	34,516,319

TIME DEPOSITS — 2.3%
10,001,961		Bank of America — London, 0.030% due 6/1/11	10,001,961
		BBH — Grand Cayman:
417,204	HKD	0.005% due 6/1/11	53,640
10	CHF	0.005% due 6/1/11	12
2,766	SGD	0.010% due 6/1/11	2,241
7,377,362	JPY	0.010% due 6/1/11	90,748
11,770	GBP	0.138% due 6/1/11	19,346
96,080	EUR	0.190% due 6/1/11	138,115
297	CAD	0.233% due 6/1/11	307
240	SEK	0.541% due 6/1/11	39
524	NOK	1.402% due 6/1/11	97
56	AUD	3.894% due 6/1/11	59
4,646,840		Wells Fargo — Grand Cayman, 0.030% due 6/1/11	4,646,840

		TOTAL TIME DEPOSITS (Cost — $14,953,405)	14,953,405

		TOTAL SHORT-TERM INVESTMENTS (Cost — $49,469,724)	49,469,724

Schedules of Investments
(unaudited) (continued)
International Equity Investments

Face
Amount	Security	Value

	TOTAL INVESTMENTS — 104.7% (Cost — $530,624,289#)	$677,899,224

	Liabilities in Excess of Other Assets — (4.7)%	(30,359,299)

	TOTAL NET ASSETS — 100.0%	$647,539,925

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(c)	Illiquid security.

(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 2.3%.

(f)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts

AUD	—	Australian Dollar

CAD	—	Canadian Dollar

CHF	—	Swiss Franc

EUR	—	Euro Dollar

GBP	—	British Pound

HKD	—	Hong Kong Dollar

JPY	—	Japanese Yen

NOK	—	Norwegian Krone

NVDR	—	Non-Voting Depositary Receipt

PLC	—	Public Limited Company

REIT	—	Real Estate Investment Trust

SEK	—	Swedish Krona

SGD	—	Singapore Dollar
Summary of Investments by Security Sector^

Financials	20.3%
Industrials	12.6
Consumer Discretionary	12.5
Materials	9.4
Energy	8.9
Information Technology	8.1
Health Care	7.6
Consumer Staples	7.5
Telecommunication Services	4.1
Utilities	1.7
Short-Term Investments	7.3

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

COMMON STOCKS — 90.1%

Argentina — 0.7%
145,179	YPF SA, ADR	$6,707,270

Bermuda — 0.2%
22,248	Credicorp Ltd.	2,255,280

Brazil — 16.4%
182,115	Banco Bradesco SA, ADR(a)	3,627,731
1,172,285	Banco do Brasil SA	20,761,834
47,100	BR Malls Participacoes SA	543,027
19,898	Brasil Telecom SA, ADR	217,286
42,624	Brasil Telecom SA, Sponsored ADR	1,309,409
38,600	BRF — Brasil Foods SA	713,605
122,600	CCR SA	3,823,219
275,120	Cia de Bebidas das Americas, ADR	8,677,285
17,800	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	1,095,412
295,320	Cia Energetica de Minas Gerais, ADR(a)	5,637,659
12,900	Cia Paranaense de Energia, ADR	342,495
471,600	Cia Siderurgica Nacional SA, ADR(a)	6,715,584
585,839	Cielo SA	14,536,856
52,495	Cosan SA Industria e Comercio	800,451
103,100	Embraer SA	814,359
12,400	Itau Unibanco Holding SA, ADR(b)*	283,092
1,269	Itausa — Investimentos Itau SA*	9,463
51,400	MRV Engenharia e Participacoes SA	472,200
272,500	Natura Cosmeticos SA	7,277,908
369,857	OGX Petroleo e Gas Participacoes SA*	3,750,413
959,083	PDG Realty SA Empreendimentos e Participacoes	5,995,026
200,065	Petroleo Brasileiro SA, ADR	6,928,251
257,018	Petroleo Brasileiro SA, Class A Shares, ADR	8,034,383
965,700	Redecard SA	14,511,719
403,200	Souza Cruz SA	5,043,182
36,900	Tractebel Energia SA	623,232
390,202	Vale SA	12,380,130
629,377	Vale SA, Class B Shares, ADR	20,303,701
42,735	Vivo Participacoes SA, ADR	1,928,203

	Total Brazil	157,157,115

Canada — 0.9%
55,900	First Quantum Minerals Ltd.	7,601,407
52,356	Pacific Rubiales Energy Corp.	1,461,073

	Total Canada	9,062,480

China — 9.4%
428,000	Agile Property Holdings Ltd.(a)	739,356
733,000	Agricultural Bank of China Ltd., Class H Shares*	450,891
169,000	Anta Sports Products Ltd.(a)	316,080
3,898,400	Bank of China Ltd., Class H Shares*	2,162,034
289,500	BBMG Corp., Class H Shares*	434,502
150,000	China BlueChemical Ltd., Class H Shares	119,899
14,954,580	China Construction Bank Corp., Class H Shares	14,157,307
1,265,000	China Datang Corp. Renewable Power Co., Ltd., Class H Shares*	374,460

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

676,000	China Life Insurance Co., Ltd., Class H Shares	$2,364,303
156,000	China Molybdenum Co., Ltd., Class H Shares	136,703
1,602,000	China Petroleum & Chemical Corp., Class H Shares	1,600,095
3,921,500	China Railway Construction Corp., Ltd., Class H Shares	3,567,318
440,000	China Shanshui Cement Group Ltd.	475,163
781,000	China Shenhua Energy Co., Ltd., Class H Shares	3,896,179
87,000	China Shineway Pharmaceutical Group Ltd.	207,816
870,000	China Telecom Corp., Ltd., Class H Shares	521,889
243	Country Garden Holdings Co., Ltd.	107
136,807	Ctrip.com International Ltd., ADR*	6,156,314
420,000	Dongfeng Motor Group Co., Ltd., Class H Shares	742,920
150,000	ENN Energy Holdings Ltd.	517,344
6,823,620	Evergrande Real Estate Group Ltd.	4,786,697
103,000	Golden Eagle Retail Group Ltd.	268,253
470,800	Guangzhou R&F Properties Co., Ltd., Class H Shares(a)	655,740
2,125,000	Hidili Industry International Development Ltd.	1,864,847
13,003,050	Industrial & Commercial Bank of China, Class H Shares*	10,960,600
50,800	Inner Mongolia Yitai Coal Co., Class B Shares*	345,034
91,000	Intime Department Store Group Co., Ltd.	159,373
133,000	Jiangxi Copper Co., Ltd., Class H Shares	449,672
504,000	Lenovo Group Ltd.	294,542
55,200	Netease.com, ADR*	2,546,376
3,700	New Oriental Education & Technology Group Inc., ADR*	428,534
859,500	PetroChina Co., Ltd., Class H Shares	1,241,082
518,000	PICC Property & Casualty Co., Ltd., Class H Shares*	746,720
33,000	Ping An Insurance Group Co. of China Ltd., Class H Shares	354,026
20,785,000	Renhe Commercial Holdings Co., Ltd.(a)	3,741,305
672,000	Shanghai Electric Group Co., Ltd., Class H Shares	352,334
2,089,500	Shimao Property Holdings Ltd.	2,788,551
72,000	Sihuan Pharmaceutical Holdings Group Ltd.*	44,409
640,500	Soho China Ltd.	551,366
195,100	Tencent Holdings Ltd.	5,628,669
578,000	Weichai Power Co., Ltd., Class H Shares	3,279,609
8,610,000	Winsway Coking Coal Holding Ltd.(a)	4,110,133
884,000	Yanzhou Coal Mining Co., Ltd., Class H Shares	3,699,716
140,000	Zhaojin Mining Industry Co., Ltd., Class H Shares	321,063
2,312,000	Zhejiang Expressway Co., Ltd., Class H Shares	1,811,545

	Total China	90,370,876

Colombia — 0.0%
31,129	Ecopetrol SA	69,839

Czech Republic — 0.4%
50,208	CEZ AS	2,768,858
4,595	Komercni Banka AS	1,096,121
14,534	Telefonica O2 Czech Republic AS	350,949

	Total Czech Republic	4,215,928

Egypt — 1.5%
854,282	Commercial International Bank Egypt SAE	4,528,003
78,530	Eastern Co.	1,385,707
61,735	Egyptian Co. for Mobile Services	1,528,215
41,891	Egyptian Financial Group-Hermes Holding	159,741
5,727	ElSewedy Electric Co.*	36,867

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

2,017	National Societe Generale Bank SAE	$12,559
126,209	Orascom Construction Industries	5,660,253
3,966	Orascom Construction Industries, GDR	176,923
61,372	Orascom Telecom Holding SAE*	44,528
57,996	Orascom Telecom Holding SAE, GDR*	200,376
98,561	Talaat Moustafa Group*	77,629
69,858	Telecom Egypt	181,647

	Total Egypt	13,992,448

France — 0.3%
68,315	CFAO SA*	2,805,654

Hong Kong — 3.3%
330,000	Chaoda Modern Agriculture Holdings Ltd.	162,300
447,000	China Mobile Ltd.	4,089,835
1,161,000	China Overseas Land & Investment Ltd.	2,434,236
1,001,000	China Resources Land Ltd.	1,793,185
540,000	China Unicom Ltd.	1,199,615
5,233,805	CNOOC Ltd.	13,225,300
516,000	COSCO Pacific Ltd.	1,020,199
50,411,000	CST Mining Group Ltd.*	1,419,665
860,000	GCL-Poly Energy Holdings Ltd.(a)	464,039
2,415,000	Huabao International Holdings Ltd.	3,419,767
65,000	Kingboard Chemical Holdings Ltd.	328,269
21,374,500	REXLot Holdings Ltd.	2,200,212
106,000	Shanghai Industrial Holdings Ltd.	388,835

	Total Hong Kong	32,145,457

Hungary — 0.5%
136,647	OTP Bank PLC*	4,520,252

India — 2.8%
12,253	Dr. Reddy’s Laboratories Ltd., ADR(a)	444,294
6,114	GAIL India Ltd., GDR	366,534
5,973	HDFC Bank Ltd., ADR	972,584
171,430	ICICI Bank Ltd., ADR	8,175,498
123,682	Infosys Technologies Ltd., ADR(a)	7,637,364
175,901	ITC Ltd., GDR*	754,967
38,665	Mahindra & Mahindra Ltd., GDR	579,588
103,292	Reliance Industries Ltd., London Shares, GDR(b)	4,377,515
36,822	Reliance Industries Ltd., Luxembourg Shares, GDR(b)	1,560,516
4,118	State Bank of India Ltd., London Shares, GDR	431,978
49,026	Sterlite Industries India Ltd., ADR(a)*	762,354
31,517	Tata Motors Ltd., ADR	763,657
12,309	Wipro Ltd., ADR(a)	170,233

	Total India	26,997,082

Indonesia — 4.5%
16,625,349	Adaro Energy Tbk PT	4,763,454
138,675	Astra International Tbk PT	954,734
407,500	Bank Central Asia Tbk PT	339,059
5,174,261	Bank Mandiri Persero Tbk PT	4,375,966
1,128,000	Bank Negara Indonesia Persero Tbk PT	512,219

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

1,010,500	Bank Rakyat Indonesia Persero Tbk PT	$753,902
7,460,625	Bumi Resources Tbk PT	2,885,322
1,510,000	Charoen Pokphand Indonesia Tbk PT	341,093
546,000	Indo Tambangraya Megah PT	3,007,437
762,500	Indofood Sukses Makmur Tbk PT	482,424
5,878,000	Perusahaan Gas Negara PT	2,789,687
5,101,812	Semen Gresik Persero Tbk PT	5,799,100
1,344,000	Tambang Batubara Bukit Asam Tbk PT	3,346,025
444,496	Telekomunikasi Indonesia Tbk PT	400,613
245,100	Telekomunikasi Indonesia Tbk PT, ADR	8,818,699
1,460,378	United Tractors Tbk PT	3,935,176

	Total Indonesia	43,504,910

Luxembourg — 0.4%
68,576	Oriflame Cosmetics SA(a)	3,642,146

Malaysia — 0.3%
157,000	British American Tobacco Malaysia Bhd	2,444,829
13	SP Setia Bhd	18

	Total Malaysia	2,444,847

Mexico — 4.4%
61,900	Alfa SAB de CV, Class A Shares	893,139
291,949	America Movil SAB de CV, Class L Shares, ADR	15,385,712
147,900	Compartamos SAB de CV	283,258
73,650	Desarrolladora Homex SAB de CV, ADR(a)*	1,769,810
78,971	Fomento Economico Mexicano SAB de CV, ADR	4,890,674
29,100	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	118,852
15,200	Grupo Financiero Banorte SAB de CV, Class O Shares	70,546
2,866,499	Grupo Mexico SAB de CV, Class B Shares	10,222,424
11,800	Grupo Modelo SAB de CV, Class C Shares	74,227
199,800	Grupo Televisa SA, ADR*	4,701,294
5,570	Industrias Penoles SAB de CV	216,648
505,700	Kimberly-Clark de Mexico SAB de CV, Class A Shares	2,951,833
101,900	Mexichem SAB de CV	397,268
226,494	Wal-Mart de Mexico SA de CV, Class V Shares	686,461

	Total Mexico	42,662,146

Netherlands — 0.0%
17,000	VimpelCom Ltd., ADR	239,360

Nigeria — 0.0%
22,856	Guaranty Trust Bank PLC, GDR(b)	148,925

Pakistan — 0.6%
1,359,200	Oil & Gas Development Co., Ltd.	2,381,167
1,228,172	Pakistan Petroleum Ltd.	3,050,091

	Total Pakistan	5,431,258

Peru — 0.2%
36,600	Cia de Minas Buenaventura SA, ADR	1,614,792

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

Philippines — 1.1%
283,600	Aboitiz Power Corp.	$198,021
442,500	Ayala Land Inc.	155,930
350,974	Bank of the Philippine Islands	452,320
2,555,400	Energy Development Corp.	402,304
140,520	First Philippine Holdings Corp.	204,385
2,243,000	Metro Pacific Investments Corp.	176,404
200,636	Metropolitan Bank & Trust	321,011
154,000	Philippine Long Distance Telephone Co., ADR	8,359,121
39,570	SM Investments Corp.	496,774
796,000	SM Prime Holdings Inc.	220,520

	Total Philippines	10,986,790

Poland — 0.7%
8,302	Bank Pekao SA	513,385
34,214	Getin Holding SA*	173,347
8,983	Grupa Lotos SA*	153,306
23,739	KGHM Polska Miedz SA	1,668,787
71,735	PGE SA	643,764
52,270	Polski Koncern Naftowy Orlen SA*	1,032,270
74,347	Powszechna Kasa Oszczednosci Bank Polski SA	1,190,364
6,221	Powszechny Zaklad Ubezpieczen SA	883,391
45,343	Telekomunikacja Polska SA	297,973

	Total Poland	6,556,587

Russia — 8.0%
3,256,899	Federal Hydrogenerating Co.*	156,331
20,983	Federal Hydrogenerating Co.(c)*	1,007
406	Federal Hydrogenerating Co., ADR*	1,959
136,586	Gazprom OAO*	2,006,448
115,544	Gazprom OAO, ADR	1,697,341
804,580	Gazprom OAO, London Shares, ADR	11,867,555
39,170	Globaltrans Investment PLC, GDR	759,898
1,740,863	IDGC Holding JSC*	224,049
19,287	LUKOIL OAO	1,234,368
84,713	LUKOIL OAO, ADR	5,434,339
31,840	LUKOIL OAO, London Shares, ADR	2,047,312
109,173	Magnit OJSC(b)*	3,357,070
122,235	Mechel, ADR	3,239,228
82,008	MMC Norilsk Nickel OJSC, ADR	2,067,422
634,875	Mobile Telesystems OJSC, ADR	12,868,916
14,883	NovaTek OAO, GDR	2,027,064
12,607	Novolipetsk Steel OJSC, GDR	460,156
22,695	Polymetal JSC*	408,510
121,946	Rosneft Oil Co.	1,045,687
364,328	Rosneft Oil Co., GDR	3,145,972
2,667,197	Sberbank of Russian	9,375,197
57,331	Severstal OAO	1,017,625
6,103	Sistema JSFC, GDR	165,574
35,268	Sistema JSFC, London Shares, GDR	956,821
17,828	Tatneft, ADR	712,051
1,020,242	TNK-BP Holding	3,223,965
119,567	Uralkali, GDR	5,115,076
574,154,421	VTB Bank OJSC	1,794,233

	Total Russia	76,411,174

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

South Africa — 8.3%
116,980	ABSA Group Ltd.	$2,356,797
71,452	African Bank Investments Ltd.	374,219
21,045	Anglo Platinum Ltd.	2,019,352
48,419	AngloGold Ashanti Ltd.	2,224,287
14,326	ArcelorMittal South Africa Ltd.	172,235
11,914	Aspen Pharmacare Holdings Ltd.*	152,907
263,180	Bidvest Group Ltd.	5,991,198
28,461	Exxaro Resources Ltd.	677,874
161,773	FirstRand Ltd.	487,573
26,963	Gold Fields Ltd.	445,140
99,810	Growthpoint Properties Ltd.	265,529
26,472	Impala Platinum Holdings Ltd.	738,314
16,804	Imperial Holdings Ltd.	287,989
89,155	Kumba Iron Ore Ltd.	6,093,906
180,366	Massmart Holdings Ltd.	3,770,701
25,609	MMI Holdings Ltd.	66,237
295,953	MTN Group Ltd.	6,309,950
723,179	Murray & Roberts Holdings Ltd.	2,987,649
76,863	Naspers Ltd., Class N Shares	4,582,217
200,068	Nedbank Group Ltd.	4,385,643
820,800	Pretoria Portland Cement Co., Ltd.	3,298,053
15,515	Remgro Ltd.	257,066
59,601	RMB Holdings Ltd.	247,567
12,222	Royal Bafokeng Platinum Ltd.*	125,407
372,363	SacOil Holding Ltd.*	61,262
1,080,933	Sanlam Ltd.	4,417,877
31,925	Sappi Ltd.*	170,878
83,910	Sasol Ltd.	4,460,999
347,937	Shoprite Holdings Ltd.	5,092,909
5,803	Spar Group Ltd. (The)	79,026
471,368	Standard Bank Group Ltd.	7,106,453
118,888	Steinhoff International Holdings Ltd.*	424,205
142,616	Tiger Brands Ltd.	3,977,769
470,760	Truworths International Ltd.	5,001,083
38,257	Vodacom Group Ltd.	468,804
58,155	Woolworths Holdings Ltd.	254,122

	Total South Africa	79,833,197

South Korea — 14.3%
15,220	Daegu Bank Ltd.(c)	218,739
9,710	Daelim Industrials Co., Ltd.	958,254
16,620	Dongbu Insurance Co., Ltd.	792,279
10,550	Dongkuk Steel Mill Co., Ltd.	389,210
18,905	GS Holdings	1,625,889
115,166	Hana Financial Group Inc.	4,127,302
14,018	Hanwha Corp.	613,297
17,654	Hite Brewery Co., Ltd.	1,931,546
2,552	Honam Petrochemical Corp.	940,000
4,337	Hyundai Department Store Co., Ltd.	740,719
1,810	Hyundai Glovis Co., Ltd.	261,693
4,568	Hyundai Heavy Industries Co., Ltd.	2,144,623
20,597	Hyundai Mobis	7,256,912

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

32,906	Hyundai Motor Co.	$7,732,105
4,762	Hyundai Steel Co.	526,962
83,580	Industrials Bank of Korea	1,475,357
1,450	Kangwon Land Inc.	35,213
219,234	KB Financial Group Inc.	10,495,543
1,041	KCC Corp.	307,966
55,400	Korea Exchange Bank	479,269
816,468	Korea Life Insurance Co., Ltd.	5,518,824
1,214	Korea Zinc Co., Ltd.	459,703
28,410	KT Corp.	992,832
173,726	KT&G Corp.	10,207,560
4,698	LG Chem Ltd.	2,337,024
18,183	LG Corp.	1,522,149
1,258	LG Household & Health Care Ltd.	515,177
31,592	NHN Corp.*	5,624,167
796	OCI Co., Ltd.	365,008
23,917	POSCO	9,737,303
27,818	Samsung Electronics Co., Ltd.	23,331,754
4,668	Samsung Fire & Marine Insurance Co., Ltd.	895,764
66,446	Samsung Heavy Industries Co., Ltd.	2,839,090
455,663	Shinhan Financial Group Co., Ltd.	20,559,202
7,883	SK Holdings Co., Ltd.	1,492,482
15,034	SK Telecom Co., Ltd.	2,228,860
128,040	Woongjin Coway Co., Ltd.	4,487,633
106,883	Woori Finance Holdings Co., Ltd.	1,376,667

	Total South Korea	137,544,077

Taiwan — 5.4%
192,218	Acer Inc.	378,215
465,470	Advanced Semiconductor Engineering Inc.	573,851
141,713	Asia Cement Corp.	196,051
57,894	Asustek Computer Inc.*	607,894
495,219	AU Optronics Corp.*	408,299
64,000	Catcher Technology Co., Ltd.	418,921
104,039	Cathay Financial Holding Co., Ltd.	169,817
344,563	China Steel Corp.	413,047
690,440	Chinatrust Financial Holding Co., Ltd.	616,687
715,628	Chunghwa Telecom Co., Ltd.	2,339,524
211,000	Coretronic Corp.	341,585
60,000	Delta Electronics Inc.	239,529
45,197	Delta Electronics Inc., GDR*	898,986
103,260	Delta Electronics Inc., Luxembourg Shares, GDR	2,050,227
294,385	Far Eastern New Century Corp.	467,281
87,000	Farglory Land Development Co., Ltd.	209,896
50,000	Formosa Chemicals & Fibre Corp.	191,580
350,830	Formosa Plastics Corp.	1,345,988
1,904,195	Fubon Financial Holding Co., Ltd.	2,788,129
113,000	Highwealth Construction Corp.	258,803
2,998,276	Hon Hai Precision Industry Co., Ltd.	10,555,452
532,188	Hon Hai Precision Industry Co., Ltd., GDR	3,725,316
237,476	Hon Hai Precision Industry Co., Ltd., London Shares, GDR	1,690,829
81,906	HTC Corp.	3,502,270
23,074	HTC Corp., GDR	3,922,580
43,530	MediaTek Inc.	487,510
411,000	Mega Financial Holding Co., Ltd.	352,302

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

138	Pacific Electric Wire & Cable Co., Ltd.(c)*	$0
61,621	Pegatron Corp.*	66,528
307,270	Pou Chen Corp.	290,010
117,893	Powertech Technology Inc.	440,953
245,000	Quanta Computer Inc.	558,030
57,354	Silitech Technology Corp.	144,655
554,565	Taiwan Cooperative Bank	465,516
54,000	Taiwan Fertilizer Co., Ltd.	177,408
141,098	Taiwan Mobile Co., Ltd.	381,083
876,031	Taiwan Semiconductor Manufacturing Co., Ltd.	2,342,928
445,815	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	6,089,833
57,100	Tripod Technology Corp.	269,651
85,000	U-Ming Marine Transport Corp.	182,355
161,000	Unimicron Technology Corp.	298,042
106,264	Uni-President Enterprises Corp.	153,267
307,000	United Microelectronics Corp.	158,922
349,315	Yuanta Financial Holding Co., Ltd.	241,509

	Total Taiwan	51,411,259

Thailand — 2.0%
112,650	Advanced Info Service PCL	360,272
153,200	Advanced Info Service PCL, NVDR	489,289
203,000	Bangkok Bank PCL, NVDR	1,083,219
219,700	Banpu PCL	5,374,792
145,700	Charoen Pokphand Foods PCL	143,514
568,200	Charoen Pokphand Foods PCL, NVDR	562,059
17,800	CP ALL PCL	26,189
321,000	CP ALL PCL, NVDR	471,789
722,900	Kasikornbank PCL	2,991,447
190,500	Kasikornbank PCL, NVDR	782,031
1,347,500	Krung Thai Bank PCL, NVDR	848,635
139,800	PTT Aromatics & Refining PCL, NVDR	176,593
63,000	PTT Chemical PCL, NVDR	312,803
6,700	PTT Exploration & Production PCL	39,266
99,900	PTT Exploration & Production PCL, NVDR	582,447
187,500	PTT PCL, NVDR	2,192,493
147,500	Siam Cement PCL	1,981,704
137,000	Siam Commercial Bank PCL	518,986

	Total Thailand	18,937,528

Turkey — 3.4%
777,712	Akbank TAS	3,602,547
367	Aktas Electric Ticaret AS(c)*	0
17,662	Anadolu Efes Biracilik ve Malt Sanayii AS	245,070
69,612	Arcelik AS	361,915
3,878	BIM Birlesik Magazalar AS	122,849
26,537	Eregli Demir ve Celik Fabrikalari TAS	67,158
92,347	Haci Omer Sabanci Holding AS	407,608
893,438	KOC Holding AS	4,056,240
24,907	Tupras Turkiye Petrol Rafinerileri AS	653,332
127,378	Turk Telekomunikasyon AS	575,876
1,332,697	Turkcell Iletisim Hizmetleri AS	7,453,366
1,047,134	Turkiye Garanti Bankasi AS	4,675,934
6,922	Turkiye Halk Bankasi AS	50,570
3,153,452	Turkiye Is Bankasi, Class C Shares	9,863,321

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Shares	Security	Value

100,078	Turkiye Vakiflar Bankasi Tao, Class D Shares	$232,148
30,980	Yapi ve Kredi Bankasi AS*	78,510

	Total Turkey	32,446,444

United Kingdom — 0.0%
12,391	New World Resources PLC*	198,959

United States — 0.1%
40,800	Southern Copper Corp.	1,410,048

	TOTAL COMMON STOCKS (Cost — $620,419,288)	865,724,128

EXCHANGE TRADED SECURITIES — 1.3%
United States — 1.3%
113,874	iPath MSCI India Index ETN(a)*	7,750,264
98,500	Vanguard MSCI Emerging Markets ETF	4,837,335

	TOTAL EXCHANGE TRADED SECURITIES (Cost — $11,427,813)	12,587,599

PREFERRED STOCKS — 2.9%

Brazil — 2.8%
67,800	Banco do Estado do Rio Grande do Sul SA, 0.650%	744,439
75,200	Braskem SA, Class A Shares, 3.400%	1,172,774
90,439	Cia Energetica de Minas Gerais, 5.830%	1,690,235
227,700	Gerdau SA, 1.450%	2,488,627
425,104	Itau Unibanco Holding SA, 0.410%	9,619,730
134,748	Itausa — Investimentos Itau SA, 0.480%	1,004,782
55,650	Suzano Papel e Celulose SA, 0.280%	513,000
144,400	Tim Participacoes SA, 2.630%	692,004
133,800	Ultrapar Participacoes SA, 3.510%	2,334,192
488,400	Usinas Siderurgicas de Minas Gerais SA, Class A Shares*	4,671,840
37,700	Vale Fertilizantes SA*	423,464
20,900	Vivo Participacoes SA, 3.670%	921,089

	Total Brazil	26,276,176

South Korea — 0.1%
2,207	Samsung Electronics Co., Ltd., 1.700%	1,225,612

	TOTAL PREFERRED STOCKS (Cost — $19,528,648)	27,501,788

RIGHTS — 0.0%
Brazil — 0.0%
191	Suzano Papel e Celulose SA
	(Cost $0)*	7

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $651,375,749)	905,813,522

Face
Amount
SHORT-TERM INVESTMENTS (d) — 7.8%
MONEY MARKET FUND — 2.9%
27,996,802	Invesco STIT — Liquid Assets Portfolio (e) (Cost — $27,996,802)	27,996,802

Schedules of Investments
(unaudited) (continued)
Emerging Markets Equity Investments

Face
Amount		Security	Value

TIME DEPOSITS — 4.9%
24,556,009		Bank of America — London, 0.030% due 6/1/11	$24,556,009
		BBH — Grand Cayman:
2,566,721	HKD	0.005% due 6/1/11	330,006
55	GBP	0.138% due 6/1/11	91
779,740	SEK	0.541% due 6/1/11	126,182
1,453,353	ZAR	4.155% due 6/1/11	213,128
21,690,499		Wells Fargo — Grand Cayman, 0.030% due 6/1/11	21,690,499

		TOTAL TIME DEPOSITS (Cost — $46,915,915)	46,915,915

		TOTAL SHORT-TERM INVESTMENTS (Cost — $74,912,717)	74,912,717

		TOTAL INVESTMENTS — 102.1% (Cost — $726,288,466#)	980,726,239

		Liabilities in Excess of Other Assets — (2.1)%	(20,321,429)

		TOTAL NET ASSETS — 100.0%	$960,404,810

*	Non-income producing securities.

(a)	All or a portion of this security is on loan (See Note 1).

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(d)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 4.9%.

(e)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:

ADR	—	American Depositary Receipts

GBP	—	British Pound

GDR	—	Global Depositary Receipt

HKD	—	Hong Kong Dollar

NVDR	—	Non-Voting Depositary Receipt

PLC	—	Public Limited Company

SEK	—	Swedish Krona

ZAR	—	South African Rand
Summary of Investments by Security Sector^

Financials	23.1%
Materials	13.7
Energy	13.0
Information Technology	11.2
Telecommunication Services	8.7
Consumer Staples	7.6
Consumer Discretionary	6.6
Industrials	5.3
Utilities	1.8
Funds	1.3
Health Care	0.1
Short-Term Investments	7.6

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Security	Value

MORTGAGE-BACKED SECURITIES — 31.6%

FHLMC — 7.8%
	Federal Home Loan Mortgage Corp. (FHLMC):
$19,112	11.500% due 10/1/15	$19,250
2,327	9.500% due 6/1/16	2,367
107,015	8.500% due 11/1/16 - 7/1/17	118,767
22,301	8.000% due 1/1/17 - 6/1/17	24,903
62,400	2.500% due 12/1/34 (a)	65,493
74,010	2.656% due 1/1/35 (a)	78,240
721,428	2.510% due 3/1/36 (a)(b)	759,151
71,235	5.716% due 2/1/37 (a)	75,596
171,279	5.763% due 5/1/37 (a)	182,162
179,365	5.872% due 5/1/37 (a)	189,971
1,480,476	5.903% due 5/1/37 (a)	1,582,047
511,925	5.989% due 9/1/37 (a)	551,472
	Gold:
5,857	7.000% due 5/1/12 - 8/1/12	6,063
16,654,854	5.500% due 10/1/13 - 2/1/40(b)	18,168,441
1,511,350	6.500% due 7/1/14 - 9/1/37(b)	1,690,648
3,527,526	6.000% due 5/1/16 - 6/1/39	3,879,643
11,041	8.500% due 2/1/18	11,584
3,740,033	5.000% due 6/1/21 - 1/1/40	3,994,106
12,052,059	4.500% due 5/1/23 - 7/1/41(c)	12,568,382
9,060,503	3.500% due 12/1/25 - 6/1/41(c)	9,195,620
28,526,508	4.000% due 9/1/40 - 4/1/41	28,798,804

	TOTAL FHLMC	81,962,710

FNMA — 20.8%
	Federal National Mortgage Association (FNMA):
32,735,388	5.500% due 2/1/14 - 7/1/41(c)	35,509,085
3,336	8.500% due 4/1/17	3,771
10,442	8.000% due 8/1/17	11,946
1,249,071	4.761% due 2/1/20	1,356,204
1,262,118	4.671% due 7/1/20	1,364,063
1,320,655	3.975% due 11/1/20	1,368,201
3,719	10.000% due 1/1/21	3,749
7,964,449	6.000% due 9/1/21 - 2/1/39	8,802,219
214	9.500% due 11/1/21	242
21,725,199	5.000% due 12/1/21 - 9/1/40(c)	23,241,382
2,192,402	6.500% due 11/1/23 - 9/1/37	2,483,927
58,794,181	4.000% due 3/1/24 - 7/1/41(b)(c)	59,768,189
22,545,529	4.500% due 6/1/24 - 7/1/41(c)	23,486,316
12,678,977	3.500% due 11/1/25 - 7/1/41(c)	12,935,075
664,569	7.000% due 9/1/26 - 4/1/37(b)	756,164
49,035	3.065% due 3/1/30 (a)(b)	49,112
812,003	2.301% due 3/1/34 (a)	848,796
198,561	2.381% due 12/1/34 (a)	208,496
20,827	2.409% due 12/1/34 (a)	21,841
300,807	2.639% due 9/1/35 (a)	316,528
221,571	2.221% due 10/1/35 (a)	227,010
315,065	2.277% due 10/1/35 (a)	323,455
71,161	2.238% due 11/1/35 (a)	73,446
64,024	2.246% due 11/1/35 (a)	66,066
69,264	2.252% due 11/1/35 (a)	71,491

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount		Security	Value

FNMA — 20.8% — (continued)
$149,892		2.253% due 11/1/35 (a)	$153,712
276,641		2.255% due 11/1/35 (a)(b)	283,287
60,680		2.275% due 11/1/35 (a)	62,577
62,124		2.284% due 11/1/35 (a)	64,190
697,879		2.375% due 1/1/36 (a)	732,411
423,143		5.715% due 6/1/36 (a)	457,041
584,911		5.920% due 8/1/36 (a)	615,033
1,075,976		6.245% due 9/1/36 (a)	1,159,213
101,867		2.790% due 12/1/36 (a)	107,819
600,837		5.836% due 2/1/37 (a)	648,973
1,008,375		5.521% due 4/1/37 (a)	1,083,604
869,275		5.926% due 4/1/37 (a)	922,061
987,719		5.629% due 5/1/37 (a)	1,064,272
1,194,796		5.896% due 8/1/37 (a)	1,295,350
6,900,000		4.500% due 6/1/39 (c)	7,169,528
8,360,000		4.000% due 6/1/41 (c)	8,420,088
11,150,000		5.500% due 6/1/41 (c)	12,089,042
7,270,000		6.000% due 6/1/41 (c)	7,997,000

		TOTAL FNMA	217,621,975

GNMA — 3.0%
		Government National Mortgage Association (GNMA):
4,990		9.500% due 12/15/16 - 8/15/17	5,343
39,334		8.500% due 1/20/17 - 8/15/30	45,624
23,820		9.000% due 4/20/17 - 9/15/30	27,489
74,450		2.375% due 2/20/26 (a)(b)	77,135
45,166		2.125% due 10/20/27 (a)(b)	46,625
1,510		8.000% due 3/20/30 (b)	1,787
41,746		3.375% due 5/20/30 (a)(b)	43,519
9,820,804		4.500% due 9/15/33 - 7/1/41(b)(c)	10,362,488
5,226,641		6.000% due 12/15/33 - 6/1/41(c)	5,819,488
838,386		6.500% due 1/15/34 - 10/15/38	952,004
2,079,480		5.500% due 5/15/37 - 6/1/41(c)	2,291,091
655,000		4.000% due 6/1/41 (c)	671,477
5,200,000		5.000% due 6/1/41 - 7/1/41(c)	5,633,625
		Government National Mortgage Association II (GNMA):
899,838		6.000% due 8/20/36 - 11/20/38	997,436
839,992		5.000% due 7/20/40 - 8/20/40	911,724
3,181,156		4.500% due 10/20/40	3,361,858

		TOTAL GNMA	31,248,713

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $322,794,930)	330,833,398

	Rating††

ASSET-BACKED SECURITIES — 0.9%

Automobiles — 0.1%
1,050,000	AAA	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A3, 1.610% due 10/8/15	1,059,073
447,503	AAA	Ford Credit Auto Owner Trust, Series 2007-B, Class A4A, 5.240% due 7/15/12	451,464

		Total Automobiles	1,510,537

Credit Card — 0.1%
945,000	AAA	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.298% due 5/16/16(a)(d)	957,676

Student Loan — 0.7%
600,000	Aaa(e)	Brazos Student Finance Corp., Series 2009-1, Class AS, 2.774% due 12/27/39(a)	600,368
936,182	AAA	CIT Education Loan Trust, Series 2007-1, Class A, 0.398% due 3/25/42(a)(d)	849,586

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Student Loan — 0.7% — (continued)
$100,000	AAA	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.450% due 6/15/43(a)(f)	$95,002
850,000	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 1.124% due 10/25/35(a)(d)	806,689
826,480	AAA	Keycorp Student Loan Trust, Series 2002-A, Class 1A2, 0.445% due 8/27/31(a)	734,638
500,000	AAA	Nelnet Education Loan Funding Inc., Series 2004-2A, Class A5C, 1.090% due 2/25/39(a)(f)	455,495
940,000	AAA	SLC Student Loan Trust, Series 2008-1, Class A3, 1.410% due 9/15/19(a)	958,052
		SLM Student Loan Trust:
420,000	AAA	Series 2008-5, Class A3, 1.574% due 1/25/18(a)	431,969
1,870,609	AAA	Series 2010-A, Class 2A, 3.448% due 5/16/44(a)(b)(d)	1,988,047

		Total Student Loan	6,919,846

		TOTAL ASSET-BACKED SECURITIES (Cost — $9,394,476)	9,388,059

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4%
		Accredited Mortgage Loan Trust:
170,497	AAA	Series 2005-3, Class A1, 0.434% due 9/25/35(a)	158,229
2,800,000	AAA	Series 2007-1, Class A4, 0.414% due 2/25/37(a)	1,353,297
175,588	AAA	ACE Securities Corp., Series 2004-SD1, Class A1, 0.684% due 11/25/33(a)	156,886
178,741	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 0.444% due 6/25/29(a)	59,371
		American Home Mortgage Assets:
1,065,211	CCC	Series 2006-1, Class 2A1, 0.384% due 5/25/46(a)(b)	617,073
375,824	B-	Series 2006-6, Class A1A, 0.384% due 12/25/46(a)	198,015
1,402,414	CCC	American Home Mortgage Investment Trust, Series 2007-2, Class 11A1, 0.424% due 3/25/47(a)	707,012
880,000	AAA	Arkle Master Issuer PLC, Series 2010-2A, Class 1A1, 1.661% due 5/17/60(a)(d)	883,114
887,896	AAA	Asset Backed Funding Certificates, Series 2004-OPT5, Class A1, 0.544% due 6/25/34(a)(b)	706,594
		Asset Backed Securities Corp. Home Equity:
96,665	AAA	Series 2004-HE6, Class A1, 0.469% due 9/25/34(a)(b)	87,411
1,956,000	AA	Series 2005-HE5, Class M3, 0.674% due 6/25/35(a)	1,406,674
747,699	AAA	Series 2006-HE1, Class A3, 0.394% due 1/25/36(a)	563,010
		Banc of America Commercial Mortgage Inc.:
914,530	AAA	Series 2002-PB2, Class A4, 6.186% due 6/11/35	929,118
1,280,000	AAA	Series 2005-2, Class A5, 4.857% due 7/10/43(a)	1,387,969
717,085	AAA	Series 2007-2, Class A2, 5.634% due 4/10/49(a)	732,713
855,000	A+	Series 2007-2, Class A4, 5.648% due 4/10/49(a)	929,827
		Banc of America Funding Corp.:
2,262	AAA	Series 2003-1, Class A1, 6.000% due 5/20/33	2,389
389,213	B-	Series 2005-B, Class 2A1, 2.891% due 4/20/35(a)	310,154
1,776,427	CCC	Series 2007-5, Class 3A1, 6.000% due 7/25/37	1,628,178
1,936,765	CCC	Series 2007-8, Class 2A1, 7.000% due 10/25/37	1,470,299
		Banc of America Mortgage Securities Inc.:
311,116	AAA	Series 2004-F, Class 1A1, 2.768% due 7/25/34(a)(b)	282,746
1,391,642	CCC	Series 2006-B, Class 4A1, 6.170% due 11/20/46(a)	1,252,993
304,613	AAA	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.866% due 2/28/44(a)	281,484
		Bear Stearns Adjustable Rate Mortgage Trust:
38,275	AAA	Series 2002-11, Class 1A1, 5.674% due 2/25/33(a)(b)	37,962
505,854	AAA	Series 2005-2, Class A2, 2.731% due 3/25/35(a)(b)	481,010
399,503	BBB-	Series 2005-4, Class 3A1, 5.273% due 8/25/35(a)(b)	334,819
1,045,704	CCC	Series 2007-3, Class 1A1, 5.261% due 5/25/47(a)(b)	780,287
		Bear Stearns ALT-A Trust:
450,473	BB	Series 2005-2, Class 2A4, 2.746% due 4/25/35(a)	357,315
350,949	AAA	Series 2005-4, Class 23A2, 2.650% due 5/25/35(a)(b)	311,363
500,668	CCC	Series 2005-7, Class 22A1, 2.932% due 9/25/35(a)(b)	378,656
		Bear Stearns Asset Backed Securities Trust:
1,515,000	AAA	Series 2005-TC2, Class A3, 0.564% due 8/25/35(a)	1,311,461

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$708,482	BBB	Series 2007-HE7, Class 1A1, 1.194% due 10/25/37(a)(b)	$457,202
		Bear Stearns Commercial Mortgage Securities:
26,065	AAA	Series 2001-TOP2, Class A2, 6.480% due 2/15/35	26,049
1,765,000	Aaa(e)	Series 2003-T12, Class A4, 4.680% due 8/13/39(a)	1,867,363
210,000	A-	Series 2005-PW10, Class AM, 5.449% due 12/11/40(a)	217,796
550,000	AAA	Series 2006-PW13, Class A4, 5.540% due 9/11/41	605,708
200,000	AAA	Series 2007-PW17, Class A3, 5.736% due 6/11/50	213,325
480,000	A+	Series 2007-PW17, Class A4, 5.694% due 6/11/50(a)	530,720
222,542	B	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 0.414% due 12/25/36(a)(b)(d)	210,228
1,145,842	BBB	Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1, 1.194% due 3/25/37(a)(d)	999,446
1,700,000	A+	Centex Home Equity, Series 2006-A, Class AV4, 0.444% due 6/25/36(a)	1,075,868
		Chase Funding Mortgage Loan Asset-Backed Certificates:
950	AAA	Series 2002-2, Class 2A1, 0.694% due 5/25/32(a)	881
1,121	AAA	Series 2002-3, Class 2A1, 0.834% due 8/25/32(a)	973
980,102	A	Chase Mortgage Finance Corp., Series 2007-A1, Class 5A1, 2.852% due 2/25/37(a)(b)	890,009
		Commercial Mortgage Pass Through Certificates:
215,796	AAA	Series 2004-LB2A, Class A3, 4.221% due 3/10/39	216,331
395,000	Aaa(e)	Series 2006-C8, Class A4, 5.306% due 12/10/46	425,915
		Countrywide Alternative Loan Trust:
703,446	AA+	Series 2005-24, Class 4A1, 0.426% due 7/20/35(a)	465,655
450,291	CCC	Series 2005-27, Class 2A3, 1.855% due 8/25/35(a)	295,843
821,731	CCC	Series 2005-59, Class 1A1, 0.503% due 11/20/35(a)	500,894
1,200,979	CCC	Series 2006-OA17, Class 1A1A, 0.391% due 12/20/46(a)(b)	661,883
525,740	CCC	Series 2006-OA21, Class A1, 0.386% due 3/20/47(a)	297,926
3,086,481	B-	Series 2006-OA22, Class A1, 0.354% due 2/25/47(a)	1,967,034
1,156,585	CCC	Series 2006-OA9, Class 2A1A, 0.406% due 7/20/46(a)(b)	497,497
		Countrywide Asset-Backed Certificates:
1,747	B-	Series 2001-BC3, Class A, 0.674% due 12/25/31(a)	915
5,025	AAA	Series 2002-3, Class 1A1, 0.934% due 5/25/32(a)	4,482
12,759	AAA	Series 2003-BC2, Class 2A1, 0.794% due 6/25/33(a)	11,634
76,032	AAA	Series 2004-SD4, Class A1, 0.574% due 12/25/34(a)(d)	69,106
75,759	BBB	Series 2005-4, Class AF3, 4.456% due 10/25/35(a)	75,156
787,837	CCC	Series 2006-13, Class 3AV2, 0.344% due 1/25/37(a)	530,671
708,060	BB	Series 2006-SD3, Class A1, 0.524% due 7/25/36(a)(d)	433,175
733,067	AA+	Series 2007-13, Class 2A2, 0.994% due 10/25/47(a)	520,706
1,725,000	CCC	Series 2007-4, Class A2, 5.530% due 9/25/37	1,553,551
740,769	AA-	Series 2007-8, Class 2A1, 0.254% due 11/25/37(a)	715,470
135,980	CC	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.438% due 12/15/35(a)	71,719
		Countrywide Home Loan Mortgage Pass Through Trust:
70,953	A	Series 2004-R2, Class 1AF1, 0.614% due 11/25/34(a)(d)	61,749
321,739	CCC	Series 2005-11, Class 3A3, 3.206% due 4/25/35(a)	165,254
195,163	CCC	Series 2005-11, Class 6A1, 0.494% due 3/25/35(a)	129,441
570,839	AA+	Series 2005-R1, Class 1AF1, 0.554% due 3/25/35(a)(d)	484,893
		Credit Suisse First Boston Mortgage Securities Corp.:
1,305,000	Aaa(e)	Series 2002-CP3, Class A3, 5.603% due 7/15/35	1,349,957
1,308,624	AAA	Series 2005-6, Class 8A1, 4.500% due 7/25/20	1,269,560
1,200,000	AAA	Series 2005-C6, Class A4, 5.230% due 12/15/40(a)	1,318,352
2,800,000	Aaa(e)	Series 2010-UD1, Class A, 5.799% due 12/18/49(a)(b)(d)	3,121,023
		Credit Suisse Mortgage Capital Certificates:
115,000	BBB-	Series 2006-C3, Class AM, 5.823% due 6/15/38(a)	121,754
1,584,000	A+	Series 2006-C5, Class A3, 5.311% due 12/15/39	1,706,405
1,240,089	AA	Series 2007-TFLA, Class A1, 0.268% due 2/15/22(a)(b)(d)	1,200,360

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$328,523	AAA	Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A5, step bond to yield, 6.280% due 5/25/35(b)	$308,053
608,440	D	CS First Boston Mortgage Securities Corp., Series 2005-10, Class 5A6, 5.500% due 11/25/35	471,715
		DBUBS Mortgage Trust:
1,243,084	Aaa(e)	Series 2011-LC1A, Class A1, 3.742% due 11/10/46(d)	1,287,063
430,000	Aaa(e)	Series 2011-LC1A, Class A3, 5.002% due 11/10/46(d)	459,067
		Deutsche ALT-A Securities Inc.:
328,721	BB+	Series 2006-OA1, Class A1, 0.394% due 2/25/47(a)	220,452
2,973,624	CCC	Series 2007-OA2, Class A1, 1.070% due 4/25/47(a)	1,970,343
198,297	AA	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR2, Class A2B, 0.597% due 11/19/44(a)	73,959
		EMC Mortgage Loan Trust:
6,960	AAA(g)	Series 2002-B, Class A1, 0.844% due 2/25/41(a)(d)	5,905
37,151	A	Series 2003-A, Class A1, 0.744% due 8/25/40(a)(d)	28,694
1,399,188	A	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 1.894% due 9/25/33(a)	1,229,967
		Extended Stay America Trust:
755,000	A	Series 2010-ESHA, Class C, 4.860% due 11/5/27(d)	789,285
555,000	BBB	Series 2010-ESHA, Class D, 5.498% due 11/5/27(d)	581,021
		Federal Home Loan Mortgage Corp. (FHLMC):
8,053	NR	Series 1865, Class DA, 24.815% due 2/15/24(a)	10,564
903,068	NR	Series T-61, Class 1A1, 1.707% due 7/25/44(a)(b)	919,607
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
216,317	AAA(g)	Series 2808, Class FT, 0.548% due 4/15/33(a)	216,982
1,109,464	NR	Series 3345, Class FP, 0.398% due 11/15/36(a)	1,108,656
1,113,095	NR	Series 3345, Class PF, 0.378% due 5/15/36(a)	1,111,189
		Federal National Mortgage Association (FNMA):
42,828	NR	Series 2000-34, Class F, 0.644% due 10/25/30(a)(b)	42,944
195,113	NR	Series 2000-T6, Class A3, 4.189% due 1/25/28(a)	206,970
940,000	NR	Series 2002-T3, Class B, 5.763% due 12/25/11	964,428
81,676	NR	Series 2002-T6, Class A1, 3.310% due 2/25/32	85,731
69,707	NR	Series 2004-88, Class HA, 6.500% due 7/25/34	75,289
		Federal National Mortgage Association (FNMA), REMICS:
116,180	NR	Series 2002-34, Class FE, 0.597% due 5/18/32(a)(b)	116,618
277,615	NR	Series 2004-38, Class FK, 0.544% due 5/25/34(a)	278,628
2,045,000	NR	Series 2005-117, Class LC, 5.500% due 11/25/35	2,244,093
5,314,133	NR	Series 2006-27, Class SH, 6.506% due 4/25/36(a)	745,712
4,824,017	NR	Series 2006-51, Class SP, 6.456% due 3/25/36(a)	843,087
3,844,302	NR	Series 2007-68, Class SC, 6.506% due 7/25/37(a)	595,672
		FHLMC Multifamily Structured Pass Through Certificates:
3,061,869	NR	Series K006, Class AX1, 1.065% due 1/25/20(a)	204,025
822,335	NR	Series K007, Class X1, 1.242% due 4/25/20(a)	62,224
825,155	NR	Series K008, Class X1, 1.686% due 6/25/20(a)	83,551
945,142	NR	Series K009, Class X1, 1.520% due 8/25/20(a)	86,602
1,020,000	AAA	Ford Credit Floorplan Master Owner Trust, Series 2010-3, Class A1, 4.200% due 2/15/17(d)	1,102,987
595,000	BBB+	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.543% due 12/10/49	640,819
120,000	AAA	GMAC Commercial Mortgage Securities Inc., Series 2006-C1, Class A4, 5.238% due 11/10/45(a)	130,409
1,287,251	BBB+	GMAC Mortgage Corp. Loan Trust, Series 2004-VF1, Class A1, 0.944% due 2/25/31(a)(d)	1,111,535
		Government National Mortgage Association (GNMA):
88,601	NR	Series 2000-35, Class F, 0.748% due 12/16/25(a)(b)	88,875
81,761	NR	Series 2002-21, Class FV, 0.598% due 3/16/32(a)(b)	81,821
157,762	NR	Series 2005-13, Class SD, 6.604% due 2/20/35(a)	27,403
260,261	NR	Series 2005-81, Class SD, 6.104% due 12/20/34(a)	29,714

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$491,606	NR	Series 2006-47, Class SA, 6.602% due 8/16/36(a)	$86,313
6,266,214	NR	Series 2008-51, Class GS, 6.032% due 6/16/38(a)	960,591
399,138	NR	Series 2009-61, Class WQ, 6.052% due 11/16/35(a)	60,672
311,764	NR	Series 2010-113, Class SM, 5.854% due 9/20/40(a)	55,087
449,970	NR	Series 2010-14, Class SC, 4.590% due 8/20/35(a)	59,305
994,701	NR	Series 2010-151, Class SA, 5.854% due 11/20/40(a)	183,303
863,620	NR	Series 2010-3, Class MS, 6.354% due 11/20/38	156,271
100,000	NR	Series 2010-39, Class SP, 6.354% due 11/20/38(a)	17,858
708,360	NR	Series 2010-68, Class SD, 6.384% due 6/20/40	128,923
587,005	NR	Series 2010-85, Class HS, 6.454% due 1/20/40(a)	108,579
503,807	NR	Series 2010-87, Class SK, 6.302% due 7/16/40(a)	76,960
491,147	NR	Series 2010-91, Class SI, 6.374% due 7/20/40	96,427
984,922	NR	Series 2011-40, Class SA, 5.932% due 2/16/36(a)	151,013
		Greenwich Capital Commercial Funding Corp.:
1,285,000	AAA	Series 2002-C1, Class A4, 4.948% due 1/11/35	1,329,909
1,520,000	AAA	Series 2004-GG1, Class A7, 5.317% due 6/10/36(a)	1,644,270
2,435,000	A+	Series 2006-GG7, Class A4, 5.881% due 7/10/38(a)	2,718,040
80,000	BB	Series 2006-GG7, Class AJ, 5.881% due 7/10/38(a)	76,838
2,435,000	A	Series 2007-GG9, Class A4, 5.444% due 3/10/39	2,640,659
		GS Mortgage Securities Corp. II:
1,225,000	AA-	Series 2005-GG4, Class A4, 4.761% due 7/10/39	1,300,301
120,000	BBB-	Series 2007-GG10, Class A4, 5.807% due 8/10/45(a)	129,268
210,890	AAA	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.544% due 9/25/35(a)(d)	177,442
334,613	AAA	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.792% due 9/25/35(a)(b)	322,799
		Harborview Mortgage Loan Trust:
52,325	BBB+	Series 2005-8, Class 1A2A, 0.527% due 9/19/35(a)	35,043
258,826	D	Series 2006-2, Class 1A, 2.822% due 2/25/36(a)	159,928
324,887	B-	Series 2006-9, Class 2A1A, 0.407% due 11/19/36(a)	220,554
		Home Equity Asset Trust:
615,328	AAA	Series 2007-1, Class 2A1, 0.254% due 5/25/37(a)	600,974
128,589	AAA	Series 2007-2, Class 2A1, 0.304% due 7/25/37(a)	125,443
5,808	AA+	Impac CMB Trust, Series 2003-1, Class 1A1, 0.994% due 3/25/33(a)	4,578
277,062	CCC	Indymac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.851% due 11/25/37(a)	227,526
		Indymac Index Mortgage Loan Trust:
119,214	B-	Series 2004-AR15, Class 1A1, 2.715% due 2/25/35(a)	80,924
166,528	B	Series 2005-AR15, Class A2, 4.982% due 9/25/35(a)	139,851
1,423,360	D	Series 2007-AR5, Class 1A1, 4.987% due 5/25/37(a)	715,198
1,501,121	CCC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 0.354% due 8/25/36(a)	542,576
		JP Morgan Chase Commercial Mortgage Securities Corp.:
969,082	AAA	Series 2001-CIB3, Class A3, 6.465% due 11/15/35	976,568
635,000	AAA	Series 2003-C1, Class A2, 4.985% due 1/12/37	666,297
665,000	Aaa(e)	Series 2003-ML1A, Class A2, 4.767% due 3/12/39	695,001
225,000	Aaa(e)	Series 2006-CB15, Class A4, 5.814% due 6/12/43(a)	249,227
1,345,000	AA-	Series 2006-LDP7, Class A4, 5.870% due 4/15/45(a)	1,504,361
875,000	Aaa(e)	Series 2008-C2, Class ASB, 6.125% due 2/12/51(a)	946,327
		JP Morgan Mortgage Trust:
254,630	AAA	Series 2005-A1, Class 6T1, 5.022% due 2/25/35(a)(b)	256,601
71,790	Caa1(e)	Series 2006-S2, Class 2A2, 5.875% due 7/25/36	70,765
71,678	CCC	Series 2007-S1, Class 1A2, 5.500% due 3/25/22	70,151
285,000	A	LB Commercial Conduit Mortgage Trust, Series 2007-C3, Class A4, 5.961% due 7/15/44(a)	316,552
		LB-UBS Commercial Mortgage Trust:
297,196	AAA	Series 2005-C3, Class AAB, 4.664% due 7/15/30	309,416
360,000	BBB+	Series 2006-C7, Class AM, 5.378% due 11/15/38	366,762
		Lehman XS Trust:
315,097	B+	Series 2005-5N, Class 1A1, 0.494% due 11/25/35(a)	234,822
259,445	CC	Series 2005-7N, Class 1A1B, 0.494% due 12/25/35(a)	100,224

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$7,140,000	CCC	Series 2007-12N, Class 1A3A, 0.394% due 7/25/47(a)	$2,517,971
2,953,172	B-	Series 2007-16N, Class 2A2, 1.044% due 9/25/47(a)	1,997,844
		MASTR Adjustable Rate Mortgages Trust:
5,600,000	AAA	Series 2004-13, Class 3A7, 2.874% due 11/21/34(a)	5,423,899
144,434	AAA	Series 2004-4, Class 4A1, 2.622% due 5/25/34(a)(b)	116,291
1,758,876	CCC	Series 2007-3, Class 12A1, 0.394% due 5/25/47(a)	971,447
1,187,461	AAA	MASTR Seasoned Securities Trust, Series 2005-1, Class 4A1, 2.909% due 10/25/32(a)	1,134,496
272,619	AAA	Medallion Trust, Series 2003-1G, Class A, 0.499% due 12/21/33(a)	266,963
480,000	CCC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 0.444% due 7/25/37(a)	210,465
241,923	AAA	Merrill Lynch Mortgage Investors Inc., Series 2004-A3, Class 4A3, 5.006% due 5/25/34(a)	247,320
670,000	AAA	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.667% due 5/12/39(a)	748,250
		Merrill Lynch/Countrywide Commercial Mortgage Trust:
1,705,000	A+	Series 2006-4, Class A3, 5.172% due 12/12/49(a)	1,841,304
850,000	Aaa(e)	Series 2007-6, Class A4, 5.485% due 3/12/51(a)	917,767
646,010	AAA	Mid-State Trust, Series 2004-1, Class A, 6.005% due 8/15/37	666,193
85,861	B1(e)	MLCC Mortgage Investors Inc., Series 2005-1, Class 2A1, 2.195% due 4/25/35(a)	80,221
		Morgan Stanley Capital I:
1,629,234	Aaa(e)	Series 2003-IQ4, Class A2, 4.070% due 5/15/40	1,678,859
418,767	AAA	Series 2004-SD3, Class A, 0.654% due 6/25/34(a)(d)	359,239
200,000	A-	Series 2007-IQ14, Class A4, 5.692% due 4/15/49(a)	216,343
550,000	A+	Series 2007-IQ16, Class A4, 5.809% due 12/12/49	607,000
570,235	AAA	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, 2.655% due 10/25/34(a)	532,141
2,500,000	AAA	Nationstar Home Equity Loan Trust, Series 2007-A, Class AV4, 0.424% due 3/25/37(a)	1,510,132
		NCUA Guaranteed Notes:
1,380,000	AAA	Series 2010-C1, Class A2, 2.900% due 10/29/20	1,390,562
2,758,201	AAA	Series 2010-R1, Class 1A, 0.660% due 10/07/20(a)	2,761,649
2,741,273	AAA	Series 2010-R2, Class 1A, 0.576% due 11/06/17(a)	2,742,130
1,470,204	AAA	Series 2010-R2, Class 2A, 0.679% due 11/05/20(a)	1,467,677
1,334,179	Aaa(e)	Series 2010-R3, Class 1A, 0.764% due 12/08/20(a)	1,341,263
1,122,608	Aaa(e)	Series 2010-R3, Class 2A, 0.770% due 12/08/20(a)	1,130,331
		Nomura Asset Acceptance Corp.:
135,486	AAA	Series 2004-R1, Class A1, 6.500% due 3/25/34(d)	137,892
143,127	AAA	Series 2004-R2, Class A1, 6.500% due 10/25/34(a)(d)	145,322
1,225,000	AAA	Nomura Asset Securities Corp., Series 1998-D6, Class A3, 7.240% due 3/15/30(a)	1,336,191
1,204,467	CCC	Opteum Mortgage Acceptance, Series 2006-2, Class A1C, 0.464% due 7/25/36(a)	628,465
		Option One Mortgage Loan Trust:
3,259	AAA	Series 2002-6, Class A2, 0.994% due 11/25/32(a)	2,618
16,076	AAA	Series 2003-1, Class A2, 1.034% due 2/25/33(a)	12,512
1,204,737	AAA	Park Place Securities Inc., Series 2005-WHQ2, Class A2D, 0.524% due 5/25/35(a)	1,157,572
		Permanent Master Issuer PLC:
2,800,000	AAA	Series 2011-1A, Class 1A1, 1.669% due 7/15/42(a)(b)(d)	2,803,626
1,900,000	AAA	Series 2011-1A, Class 1A3, 2.617% due 7/15/42(a)(d)	2,738,657
1,371,583	AAA	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 1.761% due 2/16/19(a)(b)(d)(f)	1,363,788
		Popular ABS Mortgaged Pass-Through Trust:
1,290,241	AAA	Series 2005-3, Class AF6, step bond to yield, 4.759% due 7/25/35	1,285,852
2,300,000	AA-	Series 2006-D, Class A3, 0.454% due 11/25/46(a)	1,485,777
		Prime Mortgage Trust:
599,469	CCC	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(d)	591,092
262,304	CCC	Series 2006-DR1, Class 1A2, 6.000% due 5/25/35(d)	263,304
1,952,664	CCC	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(d)	1,766,721
47,714	AAA	Public Service New Hampshire Funding LLC, Series 2001-1, Class A3, 6.480% due 5/1/15	50,622
		Residential Accredit Loans Inc.:
167,647	AAA	Series 2005-QA1, Class A1, 0.494% due 1/25/35(a)(b)	138,539

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.4% — (continued)
$29,611	D	Series 2006-QO8, Class 1A1A, 0.284% due 10/25/46(a)	$29,509
2,658,599	B-	Series 2007-QO4, Class A1, 0.394% due 5/25/47(a)	1,640,102
1,581,828	CCC	Series 2007-QS8, Class A10, 6.000% due 6/25/37	1,140,805
		Residential Asset Mortgage Products Inc.:
6,431	B-	Series 2003-RS4, Class AIIB, 0.854% due 5/25/33(a)	4,157
1,271,075	AAA	Series 2003-RS9, Class AI6A, step bond to yield, 6.110% due 10/25/33	1,242,524
1,042,882	AAA	Series 2004-RZ1, Class AI7, 4.030% due 1/25/33(a)	1,027,762
159,175	CCC	Series 2004-SL4, Class A5, 7.500% due 7/25/32	161,733
311,522	D	SACO I Inc., Series 2006-7, Class A1, 0.324% due 7/25/36(a)	100,681
279,203	NR	Small Business Administration, Series 2005-P10A, Class 1, 4.638% due 2/10/15	297,734
		Small Business Administration Participation Certificates:
176,798	NR	Series 1993-20K, Class 1, 6.150% due 11/1/13(b)	184,496
90,107	NR	Series 1995-20J, Class 1, 6.850% due 10/1/15(b)	96,182
196,399	NR	Series 1995-20K, Class 1, 6.650% due 11/1/15(b)	204,952
165,880	NR	Series 1996-20G, Class 1, 7.700% due 7/1/16(b)	179,006
694,529	NR	Series 1999-20L, Class 1, 7.190% due 12/1/19(b)	769,231
535,811	NR	Series 2000-20A, Class 1, 7.590% due 1/1/20(b)	602,503
969,069	NR	Series 2002-20K, Class 1, 5.080% due 11/1/22(b)	1,042,309
		Structured Adjustable Rate Mortgage Loan Trust:
201,260	BBB+	Series 2004-16, Class 1A2, 2.674% due 11/25/34(a)	160,541
732,814	AAA	Series 2004-6, Class 4A1, 4.069% due 6/25/34(a)	691,640
280,952	CCC	Series 2005-19XS, Class 1A1, 0.514% due 10/25/35(a)	192,183
		Structured Asset Mortgage Investments Inc.:
451,789	AAA	Series 2005-AR5, Class A3, 0.447% due 7/19/35(a)(b)	415,694
2,422,316	CCC	Series 2007-AR6, Class A1, 1.806% due 8/25/47(a)	1,343,496
		Structured Asset Securities Corp.:
6,788	A-	Series 2002-14A, Class 2A1, 2.265% due 7/25/32(a)(b)	6,018
214,852	AAA	Series 2003-AL1, Class A, 3.357% due 4/25/31(d)	207,711
319,022	AA+	Series 2005-RF3, Class 1A, 0.544% due 6/25/35(a)(d)	259,512
16,734	AAA	Series 2006-BC3, Class A2, 0.244% due 10/25/36(a)(b)	16,685
1,224,155	BB	Series 2007-BC4, Class A3, 0.444% due 11/25/37(a)	1,173,649
		WaMu Mortgage Pass Through Certificates:
49,750	AA	Series 2004-AR11, Class A, 2.718% due 10/25/34(a)	46,935
180,706	AAA	Series 2004-AR12, Class A2A, 0.640% due 10/25/44(a)	148,813
505,147	AAA	Series 2005-AR11, Class A1A, 0.514% due 8/25/45(a)	417,833
1,294,749	AAA	Series 2005-AR13, Class A1A1, 0.484% due 10/25/45(a)(b)	1,085,019
500,561	AAA	Series 2005-AR15, Class A1A2, 0.474% due 11/25/45(a)	387,905
476,108	AAA	Series 2005-AR19, Class A1A2, 0.484% due 12/25/45(a)	370,946
1,000,000	AA-	Series 2005-AR4, Class A5, 2.585% due 4/25/35(a)	848,119
1,327,954	AAA	Series 2006-AR13, Class 2A, 2.952% due 10/25/46(a)(b)	997,086
735,385	CCC	Series 2006-AR14, Class 1A4, 5.406% due 11/25/36(a)(b)	568,656
663,242	CCC	Series 2007-HY4, Class 4A1, 4.002% due 9/25/36(a)	506,153
1,090,987	CCC	Series 2007-OA2, Class 1A, 0.995% due 3/25/47(a)(b)	704,557
1,535,605	CCC	Series 2007-OA2, Class 2A, 0.995% due 1/25/47(a)	727,934
1,314,974	CCC	Series 2007-OA5, Class 1A, 1.045% due 6/25/47(a)	881,185
2,184,000	B-	Wells Fargo Home Equity Trust, Series 2006-3, Class A3, 0.404% due 1/25/37(a)	1,024,034
		Wells Fargo Mortgage Backed Securities Trust:
627,620	A	Series 2006-AR2, Class 2A1, 2.754% due 3/25/36(a)(b)	567,300
161,973	Caa2(e)	Series 2006-AR7, Class 2A4, 2.743% due 5/25/36(a)(b)	127,428

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $165,364,540)	161,562,489

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 23.3%

Aerospace & Defense — 0.0%
$300,000	BBB+	Goodrich Corp., Senior Unsecured Notes, 6.290% due 7/1/16(b)	$352,445

Airlines — 0.3%
410,835	BBB+	Continental Airlines Inc., Pass Thru Certificates, 7.256% due 3/15/20	441,647
877,262	BBB-	JetBlue Airways 2004-2 G-1 Pass Through Trust, Pass Thru Certificates, 0.636% due 8/15/16(a)	816,286
362,200	A-	Northwest Airlines Inc., Pass Thru Certificates, 7.041% due 4/1/22	382,121
1,181,857	BBB+	United Air Lines Inc., Pass Thru Certificates, 10.400% due 11/1/16	1,345,780

		Total Airlines	2,985,834

Automobiles — 0.4%
900,000	BBB+	Daimler Finance North America LLC, Company Guaranteed Notes, 5.750% due 9/8/11(b)	912,542
		Volkswagen International Finance NV, Company Guaranteed Notes:
1,600,000	A-	0.757% due 10/1/12(a)(b)(d)	1,604,936
1,200,000	A-	0.917% due 4/1/14(a)(b)(d)	1,205,086

		Total Automobiles	3,722,564

Beverages — 0.2%
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
575,000	A-	7.750% due 1/15/19	735,163
480,000	A-	5.000% due 4/15/20	519,799
545,000	A-	Coca-Cola Femsa SAB de CV, Senior Unsecured Notes, 4.625% due 2/15/20	566,438
613,000	A-	Diageo Capital PLC, Company Guaranteed Notes, 4.828% due 7/15/20	650,948
110,000	A-	PepsiCo Inc., Senior Unsecured Notes, 7.900% due 11/1/18	143,063

		Total Beverages	2,615,411

Biotechnology — 0.1%
		Life Technologies Corp.:
		Senior Notes:
625,000	BBB	4.400% due 3/1/15	668,187
88,000	BBB	6.000% due 3/1/20	96,482
299,000	BBB	Senior Unsecured Notes, 5.000% due 1/15/21	309,482

		Total Biotechnology	1,074,151

Building Products — 0.1%
50,000	BBB+	Home Depot Inc., Senior Unsecured Notes, 5.875% due 12/16/36	52,238
1,400,000	BB-	Pulte Homes Inc., Company Guaranteed Notes, 6.250% due 2/15/13(b)	1,463,875

		Total Building Products	1,516,113

Capital Markets — 1.7%
200,000	A	BP Capital Markets PLC, Company Guaranteed Notes, 3.125% due 3/10/12	203,769
450,000	BBB-	Goldman Sachs Capital II, Company Guaranteed Notes, 5.793% due 6/1/43(a)	378,000
		Goldman Sachs Group Inc. (The):
		Senior Notes:
60,000	A	3.625% due 8/1/12	61,825
1,755,000	A	6.000% due 6/15/20	1,889,356
700,000	A	6.250% due 2/1/41	709,898
		Senior Unsecured Notes:
40,000	A	6.600% due 1/15/12	41,483
400,000	A	0.450% due 2/6/12(a)	400,110
20,000	A	5.300% due 2/14/12	20,601
80,000	A	5.450% due 11/1/12	84,698
145,000	A	4.750% due 7/15/13	154,248
80,000	A	5.250% due 10/15/13	86,152
475,000	A	6.000% due 5/1/14	523,125
1,000,000	A	5.750% due 10/1/16(b)	1,102,089
3,400,000	A	6.250% due 9/1/17(b)	3,761,910
600,000	A	6.150% due 4/1/18	658,724

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Capital Markets — 1.7% — (continued)
$725,000	A	7.500% due 2/15/19	$851,101
710,000	A	5.375% due 3/15/20	733,441
650,000	NR	Lehman Brothers Holdings Capital Trust V, Company Guaranteed Notes, 5.857% due 11/29/49(h)	390
230,000	NR	Lehman Brothers Holdings E-Capital Trust I, Company Guaranteed Notes, 0.000% due 8/20/65(h)	138
900,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17(h)	1,350
		Merrill Lynch & Co., Inc., Senior Unsecured Notes:
850,000	AA-	8.950% due 5/18/17(a)	936,063
1,584,000	AA-	9.570% due 6/6/17(a)	1,845,360
2,600,000	A	6.875% due 4/25/18(b)	2,966,995

		Total Capital Markets	17,410,826

Chemicals — 0.1%
480,000	BB+	CF Industries Inc., Company Guaranteed Notes, 7.125% due 5/1/20	563,400
450,000	BBB	Dow Chemical Co., Senior Unsecured Notes, 4.250% due 11/15/20	446,878
60,000	A-	Potash Corp. of Saskatchewan Inc., Senior Unsecured Notes, 4.875% due 3/30/20	65,193
190,000	BBB+	PPG Industries Inc., Senior Unsecured Notes, 6.650% due 3/15/18	227,023

		Total Chemicals	1,302,494

Commercial Banks — 5.6%
1,400,000	AA	Abbey National Treasury Services PLC, Bank Guaranteed Notes, 2.875% due 4/25/14	1,413,378
2,025,000	AAA	Achmea Hypotheekbank NV, Government Liquid Guaranteed Notes, 3.200% due 11/3/14(d)	2,137,140
200,000	B+	Ally Financial Inc., Company Guaranteed Notes, 8.000% due 3/15/20(b)	221,250
1,000,000	AA	ANZ National International Ltd., Bank Guaranteed Notes, 6.200% due 7/19/13(d)	1,091,642
1,100,000	BB+	BAC Capital Trust XV, Bank Guaranteed Notes, 1.054% due 6/1/56(a)	837,485
		Bank of America Corp.:
		Senior Unsecured Notes:
1,300,000	A	4.500% due 4/1/15(b)	1,377,157
6,200,000	A	5.650% due 5/1/18(b)	6,632,239
170,000	A-	Subordinated Notes, 5.420% due 3/15/17	179,068
460,000	BB+	BankAmerica Capital III, Bank Guaranteed Notes, 0.848% due 1/15/27(a)	378,908
		Barclays Bank PLC:
1,200,000	AA-	Senior Notes, 5.200% due 7/10/14	1,313,416
4,205,000	A	Senior Subordinated Notes, 6.050% due 12/4/17(b)(d)	4,531,989
480,000	AA-	Senior Unsecured Notes, 5.125% due 1/8/20	497,520
500,000	AA	BBVA US Senior SAU, Company Guaranteed Notes, 3.250% due 5/16/14	500,414
1,430,000	AAA	Canadian Imperial Bank of Commerce, Covered Notes, 2.750% due 1/27/16(d)	1,471,401
210,000	AA	Commonwealth Bank of Australia, Senior Unsecured Notes, 5.000% due 10/15/19(d)	221,208
		Credit Agricole SA:
220,000	A+	Senior Unsecured Notes, 2.625% due 1/21/14(d)	224,266
660,000	BBB+	Subordinated Notes, 9.750% due 6/29/49	719,400
		Credit Suisse AG:
1,095,000	Aaa(e)	Covered Notes, 2.600% due 5/27/16(d)	1,100,440
525,000	A	Subordinated Notes, 5.400% due 1/14/20	551,947
600,000	A+	Deutsche Bank AG, Senior Unsecured Notes, 4.875% due 5/20/13	642,859
1,080,000	AA	Eksportfinans AS, Senior Unsecured Notes, 5.500% due 6/26/17	1,247,887
500,000	AAA	Fortis Bank Nederland Holding NV, Government Liquid Guaranteed Notes, 1.509% due 6/10/11(a)	718,732
		Glitnir Banki HF:
270,000	D	Notes, 6.330% due 7/28/11(d)(h)(i)	81,675
460,000	NR	Subordinated Notes, 6.693% due 6/15/16(d)(f)(h)	5
1,300,000	BBB	HBOS PLC, Senior Subordinated Notes, 6.750% due 5/21/18(d)	1,313,954
530,000	AA	HSBC Bank PLC, Senior Unsecured Notes, 4.750% due 1/19/21(d)	543,694
		HSBC Bank USA NA, Subordinated Notes:
1,600,000	AA-	6.000% due 8/9/17(b)	1,808,760
4,100,000	AA-	4.875% due 8/24/20(b)	4,147,798
1,225,000	AA-	HSBC Holdings PLC, Senior Unsecured Notes, 5.100% due 4/5/21	1,277,154

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Commercial Banks — 5.6% — (continued)
$100,000	BB	ICICI Bank Ltd., Senior Subordinated Notes, 6.375% due 4/30/22(a)(d)	$100,244
150,000	BB	ICICI Bank Ltd. (Restricted), Senior Subordinated Notes, 6.375% due 4/30/22(a)	150,182
200,000	AAA	ING Bank NV, Government Liquid Guaranteed Notes, 3.900% due 3/19/14(b)(d)	216,049
690,000	NR	Landsbanki Islands, Senior Unsecured Notes, 6.100% due 8/25/11(d)(h)(i)	51,750
		Lloyds TSB Bank PLC:
		Bank Guaranteed Notes:
100,000	A+	5.800% due 1/13/20(d)	102,270
310,000	A+	6.375% due 1/21/21	328,741
400,000	BBB+	Company Guaranteed Notes, 6.500% due 9/14/20(d)	398,711
400,000	AAA	Government Liquid Guaranteed Notes, 1.322% due 6/9/11(a)	574,973
2,800,000	BB+	Subordinated Notes, 12.000% due 12/29/49(a)(b)(d)	3,268,091
1,000,000	AA	National Australia Bank Ltd., Senior Notes, 5.350% due 6/12/13(d)	1,078,798
1,500,000	A	National City Bank, Subordinated Notes, 0.680% due 6/7/17(a)	1,414,266
750,000	BB+	Nationsbank Cap Trust III, Bank Guaranteed Notes, 0.828% due 1/15/27(a)	608,505
815,000	AAA	NIBC Bank NV, Government Liquid Guaranteed Notes, 2.800% due 12/2/14(d)	849,681
		Nordea Bank AB:
150,000	AA-	Senior Notes, 4.875% due 1/27/20(d)	158,107
510,000	A+	Subordinated Notes, 4.875% due 5/13/21(d)	514,989
		Royal Bank of Scotland Group PLC:
1,000,000	BB	Junior Subordinated Notes, 7.648% due 8/29/49(a)(b)	952,500
750,000	A	Senior Unsecured Notes, 6.400% due 10/21/19	795,053
1,600,000	A+	Royal Bank of Scotland PLC (The), Bank Guaranteed Notes, 3.950% due 9/21/15	1,624,418
390,000	AA-	Santander Issuances SA Unipersonal, Subordinated Notes, 5.805% due 6/20/16(a)(d)	389,813
200,000	AA	Santander US Debt SA Unipersonal, Bank Guaranteed Notes, 3.724% due 1/20/15(d)	200,067
10,000	A	Sumitomo Mitsui Banking Corp., Senior Subordinated Notes, 8.000% due 6/15/12	10,610
		UBS AG/Stamford CT, Senior Unsecured Notes:
1,600,000	A+	1.359% due 2/23/12(a)(b)	1,611,877
460,000	A+	3.875% due 1/15/15	486,331
2,600,000	A+	5.750% due 4/25/18(b)	2,896,821
375,000	A+	4.875% due 8/4/20	392,874
440,000	A-	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.570% due 3/29/49(a)	408,870
		Wachovia Corp.:
430,000	AA-	Senior Unsecured Notes, 5.750% due 2/1/18	484,423
280,000	A+	Subordinated Notes, 5.250% due 8/1/14	305,045
		Wells Fargo & Co.:
230,000	AA-	Senior Unsecured Notes, 3.676% due 6/15/16	239,278
10,000	A+	Subordinated Notes, 5.000% due 11/15/14	10,877
480,000	AA	Westpac Banking Corp., Senior Unsecured Notes, 4.875% due 11/19/19	509,358

		Total Commercial Banks	58,316,358

Commercial Services & Supplies — 0.0%
185,000	BBB	Waste Management Inc., Company Guaranteed Notes, 6.375% due 11/15/12	199,256

Consumer Finance — 0.6%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
674,000	BB-	5.560% due 6/15/11(a)(j)	674,000
85,000	BB-	7.250% due 10/25/11	86,679
1,400,000	BB-	7.000% due 10/1/13(b)	1,516,798
1,300,000	BB-	5.625% due 9/15/15(b)	1,371,100
2,400,000	BBB	Foster’s Finance Corp., Company Guaranteed Notes, 4.875% due 10/1/14(b)(d)	2,583,473
		SLM Corp., Senior Unsecured Notes:
385,000	BBB-	0.574% due 1/27/14(a)	367,047
70,000	BBB-	5.050% due 11/14/14	72,412

		Total Consumer Finance	6,671,509

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Containers & Packaging — 0.0%
$440,000	BB+	Ball Corp., Senior Notes, 5.750% due 5/15/21	$443,300

Distributors — 0.0%
300,000	BBB-	Glencore Funding LLC, Company Guaranteed Notes, 6.000% due 4/15/14(d)	327,319

Diversified Consumer Services — 0.0%
95,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	92,625

Diversified Financial Services — 4.2%
		American Express Co.:
		Senior Unsecured Notes:
1,200,000	BBB+	7.000% due 3/19/18(b)	1,442,981
560,000	BBB+	8.125% due 5/20/19	723,351
310,000	BB	Subordinated Notes, 6.800% due 9/1/66(a)	327,825
1,000,000	BBB+	American Express Credit Corp., Senior Unsecured Notes, 0.358% due 6/16/11(a)(b)	997,264
500,000	BBB-	AngloGold Ashanti Holdings PLC, Senior Notes, 5.375% due 4/15/20	515,251
50,000	A+	ASIF Global Financing XIX, Senior Secured Notes, 4.900% due 1/17/13(d)	52,750
1,500,000	BB(g)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(d)	1,462,500
800,000	A	Bank of America Corp., Senior Notes, 5.000% due 5/13/21	800,082
750,000	Baa3(e)	BankBoston Capital Trust III, Limited Guaranteed Notes, 1.060% due 6/15/27(a)	603,118
		Bear Stearns Cos. LLC (The), Senior Unsecured Notes:
20,000	A+	6.400% due 10/2/17	23,052
2,280,000	A+	7.250% due 2/1/18	2,738,590
700,000	BBB	Capital One Financial Corp., Senior Notes, 7.375% due 5/23/14	814,929
3,220,000	AAA	CDP Financial Inc., Company Guaranteed Notes, 3.000% due 11/25/14(d)	3,358,550
567,870	BBB-	Cedar Brakes II LLC, Secured Notes, 9.875% due 9/1/13(d)	597,345
300,000	A	Countrywide Financial Corp., Company Guaranteed Notes, 5.800% due 6/7/12	314,240
1,000,000	BBB+	Credit Suisse Guernsey, Junior Subordinated Notes, 0.951% due 5/29/49(a)	814,740
		Credit Suisse/New York NY:
965,000	A+	Senior Unsecured Notes, 5.000% due 5/15/13	1,035,684
1,342,000	A	Subordinated Notes, 6.000% due 2/15/18	1,478,965
3,000,000	AAA	DanFin Funding Ltd., Government Liquid Guaranteed Notes, 0.976% due 7/16/13(a)(b)(d)	2,998,908
680,000	BB	El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(d)	680,725
		Farmers Exchange Capital, Debentures Notes:
1,500,000	BBB+	7.050% due 7/15/28(d)	1,586,597
350,000	BBB+	7.200% due 7/15/48(d)	362,222
		General Electric Capital Corp.:
800,000	AA+	Notes, 4.375% due 9/16/20	798,629
		Senior Unsecured Notes:
20,000	AA+	5.450% due 1/15/13	21,391
100,000	AA+	0.609% due 3/20/13(a)	99,381
700,000	AA+	0.390% due 3/20/14(a)	685,242
575,000	AA+	5.900% due 5/13/14	643,292
500,000	AA+	0.609% due 6/20/14(a)	490,951
470,000	AA+	0.570% due 9/15/14(a)	463,254
750,000	AA+	0.466% due 5/11/16(a)	725,827
910,000	AA+	5.625% due 5/1/18	1,007,606
610,000	AA+	5.500% due 1/8/20	661,347
190,000	AA+	4.625% due 1/7/21	193,171
775,000	AA+	0.652% due 5/5/26(a)	672,363
		Subordinated Notes:
300,000	AA	5.300% due 2/11/21	315,694
400,000	A+	6.500% due 9/15/67(a)(d)	654,212
1,050,000	A+	6.375% due 11/15/67(a)	1,095,938
270,000	BB	ILFC E-Capital Trust II, Company Guaranteed Notes, 6.250% due 12/21/65(a)(d)	238,950
590,000	BBB-	International Lease Finance Corp., Senior Secured Notes, 7.125% due 9/1/18(d)	649,000

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Diversified Financial Services — 4.2% — (continued)
$1,450,000	BBB+	JP Morgan Chase Capital XIII, Company Guaranteed Notes, 1.257% due 9/30/34(a)	$1,242,956
400,000	BBB+	JP Morgan Chase Capital XXIII, Limited Guaranteed Notes, 1.261% due 5/15/47(a)	338,275
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
1,610,000	A+	3.450% due 3/1/16	1,645,876
90,000	A+	4.400% due 7/22/20	89,351
310,000	A+	4.250% due 10/15/20(b)	305,541
		Subordinated Notes:
295,000	A	5.125% due 9/15/14	321,347
330,000	A	5.150% due 10/1/15	360,707
630,000	A	6.125% due 6/27/17	712,306
225,000	A+	JPMorgan Chase Bank NA, Subordinated Notes, 0.640% due 6/13/16(a)	216,542
100,000	NR	Kaupthing Bank, Senior Notes, 5.750% due 10/04/11(d)(h)(i)	28,250
190,000	BBB+	MUFG Capital Finance 1 Ltd., Bank Guaranteed Notes, 6.346% due 7/29/49(a)	194,276
1,700,000	BBB-	Pipeline Funding Co. LLC, Pass Thru Certificates, 7.500% due 1/15/30(d)	2,056,719
350,000	A+	Prudential Holdings LLC, Senior Secured Notes, 8.695% due 12/18/23(d)	438,425
70,000	BBB	Resona Preferred Global Securities Cayman Ltd., Junior Subordinated Notes, 7.191% due 12/29/49(a)(d)	71,021
80,000	BBB-	SLM Corp., Senior Unsecured Notes, 5.625% due 8/1/33	71,309
300,000	AA-	SSIF Nevada LP, Bank Guaranteed Notes, 0.981% due 4/14/14(a)(b)(d)	300,260
420,000	BBB+	State Street Corp., Junior Subordinated Debentures Notes, 4.956% due 3/15/18	447,683
377,321	Baa2(e)	SteelRiver Transmission Co. LLC, Senior Secured Notes, 4.710% due 6/30/17(d)	383,510
110,000	BBB-	TNK-BP Finance SA, Company Guaranteed Notes, 7.500% due 7/18/16(d)	125,400
400,000	A-	Wells Fargo Capital X, Company Guaranteed Notes, 5.950% due 12/15/36	409,621
950,000	A	ZFS Finance USA Trust I, Junior Subordinated Notes, 5.875% due 5/9/32(a)(d)	963,873

		Total Diversified Financial Services	43,869,165

Diversified Telecommunication Services — 0.9%
		AT&T Inc., Senior Unsecured Notes:
170,000	A-	5.100% due 9/15/14	188,262
10,000	A-	6.300% due 1/15/38	10,729
280,000	A-	6.550% due 2/15/39	309,948
100,000	A-	5.350% due 9/1/40	95,708
841,000	A-	Cellco Partnership/Verizon Wireless Capital LLC, Senior Unsecured Notes, 8.500% due 11/15/18	1,103,337
220,000	BBB+	Deutsche Telekom International Finance BV, Company Guaranteed Notes, 5.750% due 3/23/16	250,755
3,000,000	BB	Embarq Corp., Senior Unsecured Notes, 7.082% due 6/1/16(b)	3,405,687
50,000	A-	GTE Corp., Company Guaranteed Notes, 6.940% due 4/15/28	58,566
55,000	A-	New Cingular Wireless Services Inc., Senior Unsecured Notes, 8.125% due 5/1/12	58,707
530,000	BBB-	Qwest Corp., Senior Unsecured Notes, 7.875% due 9/1/11	537,950
10,000	BBB	Rogers Wireless Inc., Senior Secured Notes, 6.375% due 3/1/14	11,288
170,000	BBB+	Royal KPN NV, Senior Unsecured Notes, 8.375% due 10/1/30	224,740
680,000	A-	Telefonica Emisiones SAU, Company Guaranteed Notes, 6.221% due 7/3/17	760,305
		Verizon Communications Inc., Senior Unsecured Notes:
340,000	A-	6.875% due 4/1/12	357,323
165,000	A-	5.125% due 6/15/33	157,535
280,000	A-	6.900% due 4/15/38	328,447
165,000	A-	Verizon Global Funding Corp., Senior Unsecured Notes, 7.375% due 9/1/12	178,447
855,000	A-	Vodafone Group PLC, Senior Unsecured Notes, 4.150% due 6/10/14	921,115

		Total Diversified Telecommunication Services	8,958,849

Electric Utilities — 1.3%
275,000	A	Alabama Power Co., Senior Unsecured Notes, 6.000% due 3/1/39	311,014
1,700,000	BBB	Ameren Illinois Co., Senior Secured Notes, 6.250% due 4/1/18(b)	1,902,218
215,000	BBB	Cleveland Electric Illuminating Co. (The), Senior Secured Notes, 7.880% due 11/1/17	264,996

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Electric Utilities — 1.3% — (continued)
		Constellation Energy Group Inc., Senior Unsecured Notes:
$66,000	BBB-	5.150% due 12/1/20	$69,103
255,000	BBB-	7.600% due 4/1/32	310,722
		Dominion Resources Inc., Senior Unsecured Notes:
330,000	A-	5.700% due 9/17/12	350,292
105,000	A-	7.195% due 9/15/14	121,340
390,000	A-	5.200% due 8/15/19	430,304
200,000	A-	5.950% due 6/15/35	217,231
180,000	BBB+	Duke Energy Corp., Senior Unsecured Notes, 5.050% due 9/15/19	195,518
1,347	D	Energy Future Holdings Corp., Company Guaranteed Notes, 11.250% due 11/1/17(k)	1,253
50,000	B-	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	54,633
920,000	BBB+	Entergy Texas Inc., 1st Mortgage Notes, 7.125% due 2/1/19	1,099,650
105,000	BBB-	Exelon Corp., Senior Unsecured Notes, 5.625% due 6/15/35	102,884
800,000	BB+	FirstEnergy Corp., Senior Unsecured Notes, 7.375% due 11/15/31	932,641
55,000	A	Florida Power & Light Co., 1st Mortgage Notes, 4.950% due 6/1/35	54,992
195,000	A	Florida Power Corp., 1st Mortgage Notes, 5.900% due 3/1/33	212,608
640,000	BB+	Indiantown Cogeneration LP, 1st Mortgage Notes, 9.770% due 12/15/20	697,384
750,000	BBB	KCP&L Greater Missouri Operations Co., Senior Unsecured Notes, 8.270% due 11/15/21	895,255
		Midamerican Energy Holdings Co., Senior Unsecured Notes:
250,000	BBB+	5.950% due 5/15/37	270,498
225,000	BBB+	6.500% due 9/15/37	260,879
950,000	BBB-	Nisource Finance Corp., Company Guaranteed Notes, 6.125% due 3/1/22	1,069,712
600,000	A-	Oncor Electric Delivery Co. LLC, Senior Secured Notes, 5.950% due 9/1/13	658,136
350,000	BBB+	Pacific Gas & Electric Co., Senior Unsecured Notes, 5.625% due 11/30/17	399,110
800,000	BB+	Public Service Co. of New Mexico, Senior Unsecured Notes, 7.950% due 5/15/18	918,127
95,000	A-	Public Service Electric & Gas Co., Secured Notes, 5.250% due 7/1/35	97,613
378,527	BB-	Reliant Energy Mid-Atlantic Power Holdings LLC, Pass Thru Certificates, 9.237% due 7/2/17	413,540
450,000	BBB-	Texas-New Mexico Power Co., 1st Mortgage Notes, 9.500% due 4/1/19(d)	584,040
225,000	BBB	Toledo Edison Co., Senior Secured Notes, 6.150% due 5/15/37	244,060
25,000	CC	TXU Corp., Senior Unsecured Notes, 6.550% due 11/15/34	13,125

		Total Electric Utilities	13,152,878

Energy Equipment & Services — 0.0%
		Cie Generale de Geophysique — Veritas, Company Guaranteed Notes:
4,000	BB-	7.500% due 5/15/15	4,100
110,000	BB-	7.750% due 5/15/17	116,050
230,000	BB-	6.500% due 6/1/21(d)	226,550

		Total Energy Equipment & Services	346,700

Food & Staples Retailing — 0.1%
490,000	BBB+	CVS Caremark Corp., Notes, 6.600% due 3/15/19	579,330
		CVS Pass-Through Trust, Pass Thru Certificates:
80,000	B+	9.350% due 1/10/23(d)	87,960
355,605	BBB+	6.036% due 12/10/28	382,568

		Total Food & Staples Retailing	1,049,858

Food Products — 0.2%
		Kraft Foods Inc., Senior Unsecured Notes:
1,090,000	BBB-	6.500% due 8/11/17	1,281,183
690,000	BBB-	5.375% due 2/10/20	756,610
315,000	BBB-	6.500% due 11/1/31	360,282

		Total Food Products	2,398,075

Gas Utilities — 0.1%
200,000	BBB	CenterPoint Energy Resources Corp., Senior Unsecured Notes, 6.150% due 5/1/16	229,420
460,000	BBB-	Energy Transfer Partners LP, Senior Unsecured Notes, 9.000% due 4/15/19	593,456

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Gas Utilities — 0.1% — (continued)
$500,000	BBB-	Southern Union Co., Senior Unsecured Notes, 8.250% due 11/15/29	$606,636

		Total Gas Utilities	1,429,512

Health Care Equipment & Supplies — 0.0%
		Medtronic Inc., Senior Unsecured Notes:
150,000	AA-	4.450% due 3/15/20	158,883
400,000	AA-	5.550% due 3/15/40	438,216

		Total Health Care Equipment & Supplies	597,099

Health Care Providers & Services — 0.2%
		HCA Inc.:
1,000,000	BB-	Secured Notes, 9.250% due 11/15/16(b)	1,072,500
66,268	BB-	Senior Secured Notes, 9.625% due 11/15/16(k)	71,072
		Senior Unsecured Notes:
200,000	B-	6.250% due 2/15/13	209,500
120,000	B-	7.190% due 11/15/15	121,200
29,000	B-	6.500% due 2/15/16	30,015
420,000	AA-	Roche Holdings Inc., Company Guaranteed Notes, 6.000% due 3/1/19(d)	491,655
		Tenet Healthcare Corp., Senior Secured Notes:
38,000	BB-	10.000% due 5/1/18	43,700
38,000	BB-	8.875% due 7/1/19	42,465
30,000	A-	WellPoint Inc., Senior Unsecured Notes, 5.875% due 6/15/17	34,655

		Total Health Care Providers & Services	2,116,762

Hotels, Restaurants & Leisure — 0.1%
80,000	CCC+	Boyd Gaming Corp., Senior Subordinated Notes, 7.125% due 2/1/16(j)	75,900
9,000	NR	Inn of the Mountain Gods Resort & Casino, Senior Secured Notes, 8.750% due 11/30/20(d)	9,000
		MGM Mirage, Company Guaranteed Notes:
20,000	CCC+	6.625% due 7/15/15	19,675
100,000	CCC+	7.625% due 1/15/17	98,250
10,000	CC	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 8.000% due 4/1/12(j)	8,800
		Station Casinos Inc.:
5,000	NR	Senior Subordinated Notes, 6.875% due 3/1/16(h)(i)	1
		Senior Unsecured Notes:
28,000	NR	6.000% due 4/1/12(h)(i)	3
95,000	NR	7.750% due 8/15/16(h)(i)	9
350,000	BBB-	Wyndham Worldwide Corp., Senior Unsecured Notes, 6.000% due 12/1/16	374,307

		Total Hotels, Restaurants & Leisure	585,945

Household Products — 0.0%
370,000	BB	Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, Senior Secured Notes, 6.875% due 2/15/21(d)	383,412

Independent Power Producers & Energy Traders — 0.0%
130,000	BB-	AES Corp., Senior Unsecured Notes, 7.750% due 10/15/15	142,350

Industrial Conglomerates — 0.1%
360,000	BB-	CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes, 6.500% due 4/30/21	356,400
188,000	A-	Tyco International Finance SA, Company Guaranteed Notes, 4.625% due 1/15/23	191,378
		Tyco International Group SA, Company Guaranteed Notes:
390,000	A-	6.000% due 11/15/13	431,163
250,000	A-	6.875% due 1/15/21	299,925

		Total Industrial Conglomerates	1,278,866

Insurance — 1.3%
		American International Group Inc., Senior Unsecured Notes:
600,000	A-	1.507% due 7/19/13(a)	829,426

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Insurance — 1.3% — (continued)
$200,000	A-	3.750% due 11/30/13(d)	$202,120
400,000	A-	5.450% due 5/18/17	420,128
2,100,000	A-	5.850% due 1/16/18(b)	2,242,046
2,300,000	A-	8.250% due 8/15/18(b)	2,721,583
150,000	BBB	Genworth Financial Inc., Senior Unsecured Notes, 7.625% due 9/24/21	156,765
10,000	BB	ING Capital Funding Trust III, Company Guaranteed Notes, 3.907% due 12/29/49(a)	9,697
175,000	A-	Lincoln National Corp., Senior Unsecured Notes, 7.000% due 6/15/40	206,120
600,000	BBB	MetLife Capital Trust X, Junior Subordinated Notes, 9.250% due 4/8/38(d)	765,000
1,540,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	1,542,659
		Metropolitan Life Global Funding I, Senior Secured Notes:
1,300,000	AA-	5.125% due 4/10/13(d)	1,388,141
375,000	AA-	5.125% due 6/10/14(d)	410,764
1,150,000	AA-	Pricoa Global Funding I, Senior Secured Notes, 5.450% due 6/11/14(d)	1,263,106
		Prudential Financial Inc., Senior Unsecured Notes:
375,000	A	7.375% due 6/15/19	450,448
450,000	A	5.375% due 6/21/20	484,940
290,000	AA	Teachers Insurance & Annuity Association of America, Notes, 6.850% due 12/16/39(d)	343,911

		Total Insurance	13,436,854

Life Sciences Tools & Services — 0.1%
550,000	BBB-	Agilent Technologies Inc., Senior Unsecured Notes, 6.500% due 11/1/17	643,949

Machinery — 0.0%
190,000	A	Caterpillar Inc., Senior Unsecured Notes, 3.900% due 5/27/21	190,858

Media — 0.7%
30,000	BBB+	Comcast Cable Communications Holdings Inc., Company Guaranteed Notes, 8.375% due 3/15/13	33,769
170,000	BBB+	Comcast Cable Communications LLC, Company Guaranteed Notes, 8.875% due 5/1/17	217,742
280,000	BBB+	Comcast Cable Holdings LLC, Senior Unsecured Notes, 9.800% due 2/1/12	296,814
		Comcast Corp., Company Guaranteed Notes:
595,000	BBB+	5.300% due 1/15/14	655,539
280,000	BBB+	6.500% due 1/15/15	321,808
30,000	BBB+	5.875% due 2/15/18	33,886
540,000	BBB+	5.700% due 5/15/18	605,818
955,000	BBB+	5.150% due 3/1/20	1,029,825
40,000	BBB+	5.650% due 6/15/35	39,786
250,000	BBB+	6.450% due 3/15/37	272,602
289,000	BBB	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Company Guaranteed Notes, 5.875% due 10/1/19	323,673
		DISH DBS Corp., Company Guaranteed Notes:
20,000	BB-	7.000% due 10/1/13	21,650
50,000	BB-	6.625% due 10/1/14	53,375
25,000	BB-	Echostar DBS Corp., Company Guaranteed Notes, 7.125% due 2/1/16	26,813
125,000	BBB+	News America Holdings Inc., Company Guaranteed Notes, 8.500% due 2/23/25	160,519
25,000	BBB+	News America Inc., Company Guaranteed Notes, 6.200% due 12/15/34	26,046
365,000	BBB+	Reed Elsevier Capital Inc., Company Guaranteed Notes, 8.625% due 1/15/19	468,937
70,000	BBB	Rogers Cable Inc., Senior Secured Notes, 6.750% due 3/15/15	81,490
		Time Warner Cable Inc., Company Guaranteed Notes:
740,000	BBB	5.400% due 7/2/12	776,298
450,000	BBB	5.850% due 5/1/17	504,149
10,000	BBB	8.750% due 2/14/19	12,794
240,000	BBB	8.250% due 4/1/19	300,697
70,000	BBB	4.125% due 2/15/21	67,604
350,000	BBB	7.300% due 7/1/38	407,839
200,000	BBB	5.875% due 11/15/40	198,167
50,000	BBB	Time Warner Entertainment Co. LP, Senior Unsecured Notes, 8.375% due 7/15/33	64,646

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Media — 0.7% — (continued)
$100,000	BBB	Time Warner Inc., Company Guaranteed Notes, 4.700% due 1/15/21	$102,288
280,000	BBB	Turner Broadcasting System Inc., Senior Unsecured Notes, 8.375% due 7/1/13	318,919

		Total Media	7,423,493

Metals & Mining — 0.5%
1,000,000	BB-	ALROSA Finance SA, Company Guaranteed Notes, 7.750% due 11/3/20	1,102,500
430,000	A-	Barrick North America Finance LLC, Company Guaranteed Notes, 4.400% due 5/30/21(d)	432,597
		Corp. Nacional del Cobre de Chile, Senior Unsecured Notes:
100,000	A	4.750% due 10/15/14(d)	107,672
295,000	A	3.750% due 11/4/20(d)	284,752
665,000	BBB-	Freeport-McMoRan Copper & Gold Inc., Senior Unsecured Notes, 8.375% due 4/1/17	729,853
		Rio Tinto Finance USA Ltd., Company Guaranteed Notes:
460,000	A-	6.500% due 7/15/18	542,598
520,000	A-	9.000% due 5/1/19	694,597
570,000	A-	3.500% due 11/2/20	548,896
		Steel Dynamics Inc., Company Guaranteed Notes:
5,000	BB+	7.375% due 11/1/12	5,338
90,000	BB+	6.750% due 4/1/15	93,150
260,000	BBB+	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	286,962

		Total Metals & Mining	4,828,915

Multiline Retail — 0.1%
		Macy’s Retail Holdings Inc., Company Guaranteed Notes:
87,000	BBB-	5.875% due 1/15/13	93,525
247,000	BBB-	5.750% due 7/15/14	273,552
504,000	BBB-	7.450% due 7/15/17	612,360

		Total Multiline Retail	979,437

Oil, Gas & Consumable Fuels — 2.3%
2,200,000	BBB	ABN Amro Bank/Deutschland for Gazprom, Secured Notes, 9.625% due 3/1/13	2,491,500
240,000	BBB-	Anadarko Finance Co., Company Guaranteed Notes, 7.500% due 5/1/31	285,406
		Anadarko Petroleum Corp., Senior Unsecured Notes:
150,000	BBB-	7.625% due 3/15/14	173,044
75,000	BBB-	5.750% due 6/15/14	83,295
475,000	BBB-	5.950% due 9/15/16	537,281
700,000	BBB-	6.375% due 9/15/17	805,605
80,000	BBB-	6.450% due 9/15/36	85,460
540,000	A-	Apache Corp., Senior Unsecured Notes, 5.625% due 1/15/17	625,867
		BP Capital Markets PLC, Company Guaranteed Notes:
350,000	A	5.250% due 11/7/13	380,282
1,014,000	A	4.500% due 10/1/20	1,040,491
225,000	BBB+	Cameron International Corp., Senior Unsecured Notes, 7.000% due 7/15/38	269,186
200,000	BBB	Canadian Natural Resources Ltd., Senior Unsecured Notes, 6.500% due 2/15/37(d)	231,253
65,000	BB+	Chesapeake Energy Corp., Company Guaranteed Notes, 7.250% due 12/15/18	72,800
120,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	126,900
130,000	BB	Concho Resources Inc., Company Guaranteed Notes, 6.500% due 1/15/22	130,813
410,000	A	ConocoPhillips, Company Guaranteed Notes, 6.000% due 1/15/20	485,829
75,000	A	ConocoPhillips Holding Co., Senior Unsecured Notes, 6.950% due 4/15/29	92,596
210,000	BB	Consol Energy Inc., Company Guaranteed Notes, 6.375% due 3/1/21(d)	213,150
760,000	BBB+	Devon Financing Corp. ULC, Company Guaranteed Notes, 6.875% due 9/30/11	776,023
		El Paso Corp., Senior Unsecured Notes:
227,000	BB-	7.800% due 8/1/31	276,861
325,000	BB-	7.750% due 1/15/32	397,502
575,000	BB	El Paso Natural Gas Co., Senior Unsecured Notes, 8.625% due 1/15/22	761,934
		Enterprise Products Operating LLC, Company Guaranteed Notes:
500,000	BBB-	6.300% due 9/15/17	581,263
175,000	BBB-	6.500% due 1/31/19	204,215
400,000	BBB-	5.250% due 1/31/20	431,556
100,000	BBB	Gaz Capital SA, Senior Secured Notes, 6.510% due 3/7/22(d)	107,880
		Hess Corp., Senior Unsecured Notes:
50,000	BBB	7.875% due 10/1/29	64,591
410,000	BBB	7.300% due 8/15/31	504,751

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 2.3% — (continued)
$685,000	BBB-	Kerr-McGee Corp., Company Guaranteed Notes, 7.875% due 9/15/31	$845,106
		Kinder Morgan Energy Partners LP, Senior Unsecured Notes:
50,000	BBB	5.850% due 9/15/12	53,003
30,000	BBB	6.000% due 2/1/17	34,298
300,000	BBB	5.950% due 2/15/18	339,164
180,000	BBB+	Marathon Petroleum Corp., Company Guaranteed Notes, 6.500% due 3/1/41(d)	193,827
		Nexen Inc., Senior Unsecured Notes:
250,000	BBB-	6.200% due 7/30/19	284,868
325,000	BBB-	7.500% due 7/30/39	381,821
1,000,000	BBB-	Panhandle Eastern Pipeline Co. LP, Senior Unsecured Notes, 8.125% due 6/1/19	1,220,467
29,000	BBB	Pemex Project Funding Master Trust, Company Guaranteed Notes, 6.625% due 6/15/35	30,392
820,000	BBB-	Petrobras International Finance Co. — Pifco, Company Guaranteed Notes, 5.375% due 1/27/21	845,462
205,000	Baa1(e)	Petroleos Mexicanos, Company Guaranteed Notes, 6.500% due 6/2/41(d)	207,214
300,000	BBB-	Rockies Express Pipeline LLC, Senior Unsecured Notes, 6.850% due 7/15/18(d)	340,907
1,455,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.250% due 11/30/13	1,513,200
90,000	AAA	SeaRiver Maritime Inc., Company Guaranteed Notes, 0.000% due 9/1/12	87,453
360,000	AA	Shell International Finance BV, Company Guaranteed Notes, 4.375% due 3/25/20	383,550
		Southern Natural Gas Co., Senior Unsecured Notes:
40,000	BB	5.900% due 4/1/17(d)	46,040
58,000	BB	8.000% due 3/1/32	74,342
1,190,000	BBB-	Southwestern Energy Co., Company Guaranteed Notes, 7.500% due 2/1/18	1,367,013
1,300,000	BBB+	Suncor Energy Inc., Senior Unsecured Notes, 6.850% due 6/1/39(b)	1,530,205
110,000	BB	Tennessee Gas Pipeline Co., Senior Unsecured Notes, 7.625% due 4/1/37	137,140
370,000	BBB-(g)	TEPPCO Partners LP, Company Guaranteed Notes, 6.125% due 2/1/13	398,377
50,000	AA-	Total Capital SA, Company Guaranteed Notes, 4.450% due 6/24/20	52,804
28,000	BBB	Valero Energy Corp., Company Guaranteed Notes, 6.625% due 6/15/37	30,039
		Williams Cos., Inc., Senior Unsecured Notes:
731,000	BB+	7.875% due 9/1/21	954,505
186,000	BB+	7.500% due 1/15/31	233,382
252,000	BB+	8.750% due 3/15/32	348,695

		Total Oil, Gas & Consumable Fuels	24,170,608

Paper & Forest Products — 0.1%
175,000	BBB	Georgia-Pacific LLC, Company Guaranteed Notes, 8.250% due 5/1/16(d)	199,500
450,000	BBB	International Paper Co., Senior Unsecured Notes, 7.950% due 6/15/18	549,050

		Total Paper & Forest Products	748,550

Pharmaceuticals — 0.3%
380,000	AA	Abbott Laboratories, Senior Unsecured Notes, 5.600% due 11/30/17	442,245
660,000	A	Covidien International Finance SA, Company Guaranteed Notes, 5.450% due 10/15/12	701,718
600,000	BB	Fresenius Medical Care Capital Trust IV, Company Guaranteed Notes, 7.875% due 6/15/11(b)	624,000
130,000	AA	Pfizer Inc., Senior Unsecured Notes, 7.200% due 3/15/39	166,714
445,000	BBB	Watson Pharmaceuticals Inc., Senior Unsecured Notes, 5.000% due 8/15/14	485,528
350,000	AA	Wyeth, Senior Unsecured Notes, 5.950% due 4/1/37	388,378

		Total Pharmaceuticals	2,808,583

Real Estate Investment Trusts (REITs) — 1.0%
700,000	BBB-	Duke Realty LP, Senior Unsecured Notes, 6.500% due 1/15/18	796,644
2,900,000	BBB	Goodman Funding Pty Ltd., Company Guaranteed Notes, 6.375% due 11/12/20(b)(d)	3,072,770
		HCP Inc., Senior Unsecured Notes:
820,000	BBB	5.950% due 9/15/11	831,733
700,000	BBB	6.450% due 6/25/12	735,084
300,000	BBB	6.700% due 1/30/18	343,346
		Health Care REIT Inc., Senior Unsecured Notes:
1,200,000	BBB-	4.950% due 1/15/21	1,188,443
600,000	BBB-	6.500% due 3/15/41	608,600

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Rating††	Security	Value

Real Estate Investment Trusts (REITs) — 1.0% — (continued)
$600,000	BBB-	Healthcare Realty Trust Inc., Senior Unsecured Notes, 6.500% due 1/17/17	$683,395
800,000	BBB	UDR Inc., Senior Unsecured Notes, 5.000% due 1/15/12	815,404
		WEA Finance LLC/WT Finance Aust Pty Ltd., Company Guaranteed Notes:
465,000	A-	7.500% due 6/2/14(d)	538,454
440,000	A-	6.750% due 9/2/19(d)	513,317

		Total Real Estate Investment Trusts (REITs)	10,127,190

Road & Rail — 0.0%
140,000	BBB+	Union Pacific Corp., Senior Unsecured Notes, 5.375% due 5/1/14	155,194

Specialty Retail — 0.2%
700,000	AA	Wal-Mart Stores Inc., Senior Unsecured Notes, 3.250% due 10/25/20	676,619

Tobacco — 0.1%
		Altria Group Inc., Company Guaranteed Notes:
200,000	BBB	8.500% due 11/10/13	233,498
400,000	BBB	9.700% due 11/10/18(b)	534,938
260,000	BBB	9.250% due 8/6/19	343,981
250,000	BBB	4.750% due 5/5/21	253,051
85,000	BBB	Reynolds American Inc., Senior Secured Notes, 7.250% due 6/1/12	89,884

		Total Tobacco	1,455,352

Wireless Telecommunication Services — 0.3%
230,000	A-	America Movil SAB de CV, Company Guaranteed Notes, 5.000% due 3/30/20	244,559
548,000	A-	GTE Corp., Company Guaranteed Notes, 6.840% due 4/15/18	646,917
		Qwest Communications International Inc., Company Guaranteed Notes:
156,000	BB-	8.000% due 10/1/15	171,600
358,000	BB-	7.125% due 4/1/18	389,773
		Verizon Communications Inc., Senior Unsecured Notes:
150,000	A-	6.100% due 4/15/18	173,170
320,000	A-	4.600% due 4/1/21	332,162
30,000	A-	6.000% due 4/1/41	31,768
1,325,000	BBB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 6.500% due 1/15/18	1,465,781

		Total Wireless Telecommunication Services	3,455,730

		TOTAL CORPORATE BONDS & NOTES (Cost — $226,624,741)	244,441,008

MUNICIPAL BONDS — 2.0%

California — 0.3%
50,000	AA	Los Angeles Department of Airports, Series A, 5.000% due 5/15/35	50,755
		State of California, GO:
400,000	A-	5.000% due 6/1/37(b)	388,112
900,000	A-	5.000% due 11/1/37(b)	873,009
100,000	A-	5.000% due 12/1/37(b)	97,001
1,150,000	A-	7.500% due 4/1/39	1,356,195

		Total California	2,765,072

Delaware — 0.0%
400,000	AAA	Northstar Education Finance Inc., 2007-1 Student Loan Asset Backed Notes,
		GTDSTD-Insured, 1.347% due 1/29/46(a)(f)	337,692

Florida — 0.0%
300,000	A	Southwest Student Services Corp., Sub-Series B, GTDSTD-Insured, AMT, 0.665%
		due 12/1/36(a)(f)(l)	241,020

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount		Rating††	Security	Value

Georgia — 0.0%
$40,000		AA+	Metropolitan Atlanta Rapid Transit Authority, Third Series, 5.000% due 7/1/39	$40,104
			Municipal Electric Authority of Georgia, Build America Bonds Project:
120,000		A+	6.637%, due 4/1/57	118,672
70,000		A+	6.655%, due 4/1/57	68,043
170,000		A-	7.055%, due 4/1/57	165,031

			Total Georgia	391,850

Illinois — 1.2%
			Chicago Transit Authority:
3,500,000		AA	Series A, 6.899% due 12/1/40(b)	3,812,130
2,400,000		AA	Series B, 6.899% due 12/1/40(b)	2,614,032
510,000		AA+	Chicago, IL, GO, Series A, FSA-Insured, 4.750% due 1/1/36(b)	454,925
			State of Illinois, GO:
4,200,000		A+	2.766% due 1/1/2012(b)	4,232,886
1,250,000		A+	5.665% due 3/1/2018	1,319,675
435,000		A+	5.100% due 6/1/33	383,461

			Total Illinois	12,817,109

Louisiana — 0.1%
825,000		AAA	Louisiana Public Facilities Authority, Floating-Taxable-Student Loan Backed Bonds, Series-A, 1.657% due 4/25/35(o)	788,667

Minnesota — 0.2%
			Northstar Education Finance Inc., 2007-1 Student Loan Asset Backed Notes, GTDSTD-Insured:
825,000		AAA	1.153% due 4/28/30(a)(o)	734,737
850,000		AAA	1.131% due 1/29/46(a)(o)	760,163
450,000		AAA	1.347% due 1/29/46(a)(f)	367,205

			Total Minnesota	1,862,105

Nevada — 0.0%
40,000		AA+	County of Clark Nevada, Las Vegas-Mccarran International Airport, Series A, AGM-Insured, 5.250% due 7/1/39	38,632

New York — 0.0%
190,000		AAA	New York City Municipal Water Finance Authority, Water & Sewer System Revenue, Series 1289, 7.550% due 12/15/13(a)(b)	190,332
130,000		A	New York Liberty Development Corp., Goldman Sachs Headquaters, 5.250% due 10/1/35	129,990
40,000		Aa2(e)	New York State Dormitory Authority, University Dormitory Facilities Project, Series A, 5.000% due 7/1/40	40,877
60,000		AA+	New York State Environmental Facilities Corp., Series A, 5.125% due 6/15/38	61,770

			Total New York	422,969

Ohio — 0.1%
1,000,000		BB-	Buckeye Ohio Tobacco Settlement, Series A-2, 5.750% due 6/1/34(b)	705,740

Virginia — 0.1%
803,174		AAA	Virginia Housing Development Authority, Series C, 6.000% due 6/25/34	803,512

			TOTAL MUNICIPAL BONDS (Cost — $20,515,759)	21,174,368

SOVEREIGN BONDS — 3.0%

Australia — 0.7%
			Australian Government Bond, Senior Unsecured Notes
5,700,000	AUD	Aaa	4.750% due 6/15/16	6,010,155
1,700,000 AUD		Aaa	6.000% due 2/15/17	1,895,514

			Total Australia	7,905,669

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount		Rating††	Security	Value

Brazil — 0.2%
$2,500,000	BRL	BBB-	Federative Republic of Brazil, Senior Unsecured Notes, 12.500% due 1/5/22	$1,949,425

Canada — 1.3%
			Canadian Government Bonds:
5,100,000	CAD	AAA	2.000% due 8/1/13(b)	5,299,431
8,000,000	CAD	Aaa	2.250% due 8/1/14(b)	8,330,750

			Total Canada	13,630,181

Hong Kong — 0.1%
1,000,000		AAA	Hong Kong Government Bond, Notes, 5.125% due 8/1/14(b)(d)	1,099,597

Israel — 0.1%
1,135,000		AAA	Israel Government AID Bond, Government Guaranteed Notes, 5.500% due 9/18/23	1,334,627

Japan — 0.1%
800,000		AA-	Japan Bank for International Cooperation, Government Guaranteed Notes, 2.875% due 2/2/15	839,070

Malaysia — 0.1%
			Malaysia Government Bond, Senior Unsecured Notes
1,800,000	MYR	A3	3.835% due 8/12/15	606,989
270,000	MYR	A3	4.262% due 9/15/16	92,557

			Total Malaysia	699,546

Mexico — 0.2%
12,565,000	MXN	A	Mexican Bonos, Bonds, 8.000% due 6/11/20	1,176,424
			Mexico Government International Bond, Senior Unsecured Notes
406,000		BBB	5.125% due 1/15/20	438,480
418,000		BBB	6.750% due 9/27/34	487,806
78,000		BBB	United Mexican States, Senior Unsecured Notes, 6.050% due 1/11/40	83,187

			Total Mexico	2,185,897

Russia — 0.2%
1,686,750		BBB	Russian Federation (Restricted), step bond to yield, Senior Unsecured Notes, 7.500% due 3/31/30	1,991,428

			TOTAL SOVEREIGN BONDS (Cost — $29,426,265)	31,635,440

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.0%
U.S. GOVERNMENT OBLIGATIONS — 15.0%
			U.S. Treasury Bonds:
3,600,000			8.125% due 5/15/21(b)	5,199,750
5,400,000			8.125% due 8/15/21(b)(m)	7,822,408
1,930,000			8.000% due 11/15/21	2,781,312
1,900,000			7.625% due 11/15/22(b)	2,699,188
200,000			7.125% due 2/15/23(b)	274,500
2,000,000			7.500% due 11/15/24(b)	2,862,812
1,430,000			6.500% due 11/15/26	1,903,464
340,000			4.500% due 2/15/36(b)(m)	360,082
2,370,000			4.375% due 11/15/39(b)	2,436,656
1,900,000			4.375% due 5/15/40	1,951,064
6,032,000			4.250% due 11/15/40	6,059,331
9,792,700			4.750% due 2/15/41	10,692,404
8,715,000			4.375% due 5/15/41	8,946,531
			U.S. Treasury Notes:
3,630,000			1.375% due 2/15/13	3,692,109
13,645,000			0.500% due 5/31/13	13,656,735
4,250,000			0.750% due 9/15/13	4,269,924

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 17.0% — (continued)
U.S. GOVERNMENT OBLIGATIONS — 15.0%(continued)
$30,000	0.500% due 11/15/13	$29,930
180,000	1.250% due 2/15/14	182,770
1,495,000	2.000% due 4/30/16	1,519,871
19,440,000	1.750% due 5/31/16	19,500,769
1,065,000	3.125% due 1/31/17	1,133,976
1,070,000	2.375% due 7/31/17	1,086,886
1,340,000	1.875% due 8/31/17	1,318,854
18,090,000	2.750% due 2/28/18	18,611,499
1,960,000	2.875% due 3/31/18	2,029,519
60,000	3.625% due 2/15/20	63,909
2,315,000	2.625% due 11/15/20	2,245,369
15,730,000	3.625% due 2/15/21	16,544,767
8,660,000	3.125% due 5/15/21	8,716,870
	U.S. Treasury Inflation Indexed Bonds:
5,414,215	1.125% due 1/15/21(b)	5,604,980
118,552	2.375% due 1/15/25(b)(m)	135,788
67,555	2.000% due 1/15/26(b)(m)	73,693
249,325	2.375% due 1/15/27	283,899
32,001	1.750% due 1/15/28	33,431
822,264	2.500% due 1/15/29	954,982
67,967	3.875% due 4/15/29	93,040
1,061,258	2.125% due 2/15/41	1,143,007

	TOTAL U.S. GOVERNMENT OBLIGATIONS	156,916,079

U.S. GOVERNMENT AGENCIES — 2.0%
	Federal Home Loan Bank (FHLB):
573,311	4.770% due 9/20/12	600,205
290,000	1.375% due 5/28/14	293,950
4,215,000	2.500% due 1/28/16	4,230,401
735,000	3.125% due 3/11/16	778,324
265,000	5.625% due 6/13/16	297,660
470,000	5.625% due 11/23/35	498,839
	Federal National Mortgage Association (FNMA):
5,465,000	0.215% due 8/23/12(a)	5,471,263
2,790,000	0.227% due 10/18/12(a)	2,793,741
2,075,000	5.125% due 1/2/14	2,287,629
2,905,000	1.625% due 10/26/15	2,912,318
1,080,000	0.000% due 10/9/19	761,562

	TOTAL U.S. GOVERNMENT AGENCIES	20,925,892

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $174,174,684)	177,841,971

Shares
COMMON STOCK — 0.0%
ENERGY — 0.0%
Energy Equipment & Services — 0.0%
168	SemGroup Corp.* (Cost — $54,253)	4,275

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Shares	Security	Value

PREFERRED STOCK — 0.0%
CONSUMER DISCRETIONARY — 0.0%

Automobiles — 0.0%
20,000	General Motors Corp.(b)* (Cost — $0)	$13,800

CONVERTIBLE PREFERRED STOCK — 0.0%
TELECOMMUNICATION SERVICES — 0.0%
Diversified Telecommunication Services — 0.0%
35	McLeodUSA Inc., 2.500%(f)* (Cost — $5,985)	0

WARRANT — 0.0%
ENERGY — 0.0%

Energy Equipment & Services — 0.0%
177	SemGroup Corp., Class A Shares, expires 11/30/14(i)* (Cost — $9,884)	1,190

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $948,365,402)	976,895,998

Face
Amount†
SHORT-TERM INVESTMENTS (n) — 16.0%
COMMERCIAL PAPER — 1.0%
2,695,000	BNP Paribas Finance Inc., 0.300% due 8/26/11 (o)	2,693,069
2,040,000	Deutsche Bank Financial LLC, 0.210% due 7/25/11 (o)	2,039,357
2,725,000	National Rural Utilities, 0.160% due 7/18/11 (o)	2,724,431
2,705,000	UBS Finance Delaware LLC, 0.175% due 8/2/11 (o)	2,704,185
2,705,000	UBS Finance Delaware LLC, 0.175% due 8/2/11 (o)

	TOTAL COMMERCIAL PAPER (Cost — $10,161,042)	10,161,042

MONEY MARKET FUND- 0.1%
775,012	Invesco STIT — Liquid Assets Portfolio (Cost — $775,012)(p)	775,012

REPURCHASE AGREEMENTS — 7.5%
23,637,000	Barclays Capital Inc. repurchase agreement dated 5/31/11, 0.090% due 6/1/11, Proceeds at maturity — $23,637,059; (Fully collateralized by U.S. Treasury Inflation Index Note 2.625% due 7/15/17; Market Value — $24,129,070)(o)	23,637,000
18,500,000	Barclays Capital Inc. repurchase agreement dated 5/31/11, 0.110% due 6/1/11, Proceeds at maturity — $18,500,057; (Fully collateralized by U.S. Treasury Inflation Index Bond 2.375% due 1/15/25; Market Value — $18,867,320)(o)	18,500,000
6,600,000	Barclays Capital Inc. repurchase agreement dated 5/31/11, 0.130% due 6/1/11, Proceeds at maturity — $6,600,024; (Fully collateralized by Federal Farm Credit Bank (FFCB) 2.270% due 12/24/13; Market Value — $6,770,950)(o)	6,600,000

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount†		Security	Value

REPURCHASE AGREEMENTS — 7.5% — (continued)
$6,600,000		JPMorgan Chase & Co. repurchase agreement dated 5/31/11, 0.120% due 6/1/11, Proceeds at maturity — $6,600,022; (Fully collateralized by Government National Mortgage Association II (GNMA) 4.500% due 9/20/40; Market Value - $6,765,432)(o)	$6,600,000
23,563,000		Merrill Lynch Co. repurchase agreement dated 5/31/11, 0.080% due 6/1/11, Proceeds at maturity — $23,563,052; (Fully collateralized by U.S. Treasury Note 1.125% due 1/15/12; Market Value — $24,043,331)(o)	23,563,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $78,900,000)	78,900,000

SOVEREIGN BONDS — 0.8%
7,000,000		Canadian Government Bond, 1.500% due 3/1/12	7,241,653
1,050,000		Export-Import Bank of Korea, 0.523% due 10/4/11(d)	1,050,434

		TOTAL SOVEREIGN BONDS (Cost — $7,840,818)	8,292,087

TIME DEPOSITS — 3.7%
17,154,497		Bank of America — London, 0.030% due 6/1/11	17,154,497
		BBH — Grand Cayman:
126	JPY	0.010% due 6/1/11	2
27,335	GBP	0.138% due 6/1/11	44,932
384,521	EUR	0.190% due 6/1/11	552,750
247,214	CAD	0.233% due 6/1/11	255,136
59	NOK	1.402% due 6/1/11	11
183,183	AUD	3.894% due 6/1/11	195,264
20,947,034		Wells Fargo — Grand Cayman, 0.030% due 6/1/11	20,947,034

		TOTAL TIME DEPOSITS (Cost — $39,149,626)	39,149,626

U.S. GOVERNMENT AGENCIES — 1.5%
400,000		Federal Farm Credit Bank (FFCB), 4.875% due 4/4/12	415,590
		Federal Home Loan Bank (FHLB):
2,000,000		0.240% due 10/28/11(o)	1,999,565
2,100,000		0.400% due 4/3/12	2,100,265
2,520,000		Federal Home Loan Bank (FHLB), Discount Notes, 0.120% due 6/15/11(o)	2,519,882
2,140,000		Federal Home Loan Mortgage Corp (FHLMC), Discount Notes, 0.210% due 7/6/11(b)(o)	2,139,563
		Federal National Mortgage Association (FNMA), Discount Notes:
3,100,000		0.080% due 7/21/11(o)	3,099,656
4,200,000		0.070% due 10/4/11(o)	4,198,979

		TOTAL U.S. GOVERNMENT AGENCIES (Cost — $16,462,898)	16,473,500

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments

Face
Amount†	Rating††	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 1.4%
$14,516,000		U.S. Treasury Bills, 0.098% due 6/23/11 — 9/8/2011(m)(o)	$14,512,672

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $14,512,672)	14,512,672

		TOTAL SHORT-TERM INVESTMENTS (Cost — $167,802,068)	168,263,939

		TOTAL INVESTMENTS — 109.2% (Cost — $1,116,167,585 #)	1,145,159,937

		Liabilities in Excess of Other Assets — (9.2%)	(96,592,699)

		TOTAL NET ASSETS — 100.0%	$1,048,567,238

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*	Non-income producing securities.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

(b)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(c)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

(d)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Rating by Moody’s Investors Service. All ratings are unaudited.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(g)	Rating by Fitch Ratings Service. All ratings are unaudited.

(h)	Security is currently in default.

(i)	Illiquid Security.

(j)	All or a portion of this security is on loan (See Note 1).

(k)	Payment in-kind security for which part of the income earned maybe paid as additional principal.

(l)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(n)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 15.9%.

(o)	Rate shown represents yield-to-maturity.

(p)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviation used in this schedule:

AUD	—	Australian Dollar

CAD	—	Canadian Dollar

EUR	—	Euro Dollar

FFCB	—	Federal Farm Credit Bank

FHLB	—	Federal Home Loan Bank

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

FSA	—	Financial Security Assurance

GBP	—	British Pound

GNMA	—	Government National Mortgage Association

GO	—	General Obligation

GTDSTD	—	Guaranteed Student Loans

JPY	—	Japanese Yen

MASTR	—	Mortgage Asset Securitization Transactions Inc.

NOK	—	Norwegian Krone

PLC	—	Public Limited Company

REIT	—	Real Estate Investment Trusts

REMICS	—	Real Estate Mortgage Investment Conduits

Schedules of Investments
(unaudited) (continued)
See pages 127 to 129 for definition of ratings.
Summary of Investments by Security Type^

Mortgage-Backed Securities	28.9%
Corporate Bonds & Notes	21.3
U.S. Government & Agency Obligations	15.5
Collateralized Mortgage Obligations	14.1
Sovereign Bonds	2.8
Municipal Bonds	1.9
Asset-Backed Securities	0.8
Preferred Stock	0.0	**
Common Stock	0.0	**
Warrant	0.0	**
Convertible Preferred Stock	0.0	**
Short-Term Investments	14.7

	100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Options Written

Contracts	Security Name	Expiration Date	Strike Price	Value

United States
40	U.S. Treasury Bonds 10-Year Futures, Call	8/26/11	$122.00	$71,250
14	Eurodollar Futures, Call	9/19/11	99.38	11,113
14	Eurodollar Futures, Put	9/19/11	99.38	787
5,500,000	Swaption, 3-Month USD-LIBOR, Call	8/24/11	1.80	14,068
5,500,000	Swaption, 3-Month USD-LIBOR, Put	8/24/11	2.50	12,834
1,500,000	Swaption, 3-Month USD-LIBOR, Call	8/24/11	3.00	9,476
1,500,000	Swaption, 3-Month USD-LIBOR, Put	8/24/11	3.75	4,602
14,200,000	Swaption, Dow Jones CDX IG16 5 Year Index, Put	9/21/11	1.20	24,217
14,800,000	Swaption, 3-Month USD-LIBOR, Call	10/11/11	3.00	125,742
14,800,000	Swaption, 3-Month USD-LIBOR, Put	10/11/11	4.25	26,913
2,100,000	Swaption, 3-Month USD-LIBOR, Call	11/14/11	3.00	20,512
2,100,000	Swaption, 3-Month USD-LIBOR, Put	11/14/11	3.75	22,560
2,900,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	13,941
3,100,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	14,903
600,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	2,191
5,000,000	Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	18,258
600,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	6
700,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	7
1,300,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	14
1,800,000	Swaption, 3-Month USD-LIBOR, Put	7/10/12	10.00	19
15,500,000	Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	84,824

	Total United States			478,237

	TOTAL OPTIONS WRITTEN (Premiums received — $633,667)			$478,237

Schedules of Investments
(unaudited) (continued)
Core Fixed Income Investments
Schedule of Forward Sale Commitments

Face
Amount	Security	Value

	Federal National Mortgage Association (FNMA)
$500,000	3.500% due 06/01/26 (a)	$509,922
17,900,000	4.000% due 06/01/41 (a)	18,028,656
3,500,000	4.500% due 06/01/41 (a)	3,636,717
12,000,000	5.500% due 06/01/41 (a)	13,010,628
5,000,000	6.000% due 06/01/41 (a)	5,500,000
	Government National Mortgage Association (GNMA)
3,000,000	6.000% due 06/01/41 (a)	3,342,657
3,000,000	6.000% due 07/01/41 (a)	3,334,689

	TOTAL OPEN FORWARD SALE COMMITMENTS (Proceeds — $46,955,605)	$47,363,269

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

CORPORATE BONDS & NOTES — 88.0%

Aerospace & Defense — 1.3%
$1,180,000	CCC	DAE Aviation Holdings Inc., Company Guaranteed Notes, 11.250% due 8/1/15(a)	$1,246,375
		Kratos Defense & Security Solutions Inc., Senior Secured Notes:
200,000	B+	10.000% due 6/1/17	221,000
200,000	B+	10.000% due 6/1/17(a)	221,000
320,000	B+	Triumph Group Inc., Company Guaranteed Notes, 8.625% due 7/15/18	355,600
750,000	B-	Wyle Services Corp., Senior Subordinated Notes, 10.500% due 4/1/18(a)	804,375

		Total Aerospace & Defense	2,848,350

Airlines — 1.2%
		Air Canada, Senior Secured Notes:
150,000	B+	9.250% due 8/1/15(a)	156,563
740,000	B-	12.000% due 2/1/16(a)	769,600
		Continental Airlines Inc.:
461,096	B	Pass Thru Certificates, 7.339% due 4/19/14	463,401
280,000	BB-	Senior Secured Notes, 6.750% due 9/15/15(a)	285,600
		Delta Air Lines Inc.:
		Pass Thru Certificates:
170,000	B+	7.711% due 9/18/11	172,975
139,781	B	8.954% due 8/10/14	144,142
68,907	BB	8.021% due 8/10/22	70,547
108,000	BB-	Senior Secured Notes, 9.500% due 9/15/14(a)	116,910
388,000	BB-	United Air Lines Inc., Senior Secured Notes, 9.875% due 8/1/13(a)	416,130

		Total Airlines	2,595,868

Auto Components — 0.9%
765,000	CCC+	Affinia Group Inc., Company Guaranteed Notes, 9.000% due 11/30/14	787,950
385,000	B	Exide Technologies, Senior Secured Notes, 8.625% due 2/1/18(a)	410,987
601,000	B+	Tower Automotive Holdings USA LLC/TA Holdings Finance Inc., Senior Secured Notes, 10.625% due 9/1/17(a)	668,613

		Total Auto Components	1,867,550

Automobiles — 0.0%
		General Motors Corp.:
555,000	NR	7.200% due 1/15/12(b)	19,425
730,000	NR	8.375% due 7/15/33(b)	25,550

		Total Automobiles	44,975

Biotechnology — 0.2%
360,000	BB	FMC Finance III SA, Company Guaranteed Notes, 6.875% due 7/15/17	384,750

Building Products — 0.2%
		Building Materials Corp. of America, Senior Notes:
80,000	BB+	6.875% due 8/15/18(a)	82,000
430,000	BB+	6.750% due 5/1/21(a)	434,300

		Total Building Products	516,300

Chemicals — 1.2%
130,000	BB+	CF Industries Inc., Company Guaranteed Notes, 7.125% due 5/1/20	152,588
305,000	B	Georgia Gulf Corp., Senior Secured Notes, 9.000% due 1/15/17(a)	337,025
410,000	CCC+	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Secured Notes, 9.000% due 11/15/20	442,800
240,000	B	Ineos Finance PLC, Senior Secured Notes, 9.000% due 5/15/15(a)	261,300
		Lyondell Chemical Co.:
490,000	BB-	Secured Notes, 11.000% due 5/1/18	554,312
259,000	BB+	Senior Secured Notes, 8.000% due 11/1/17(a)	292,023
		Solutia Inc.:
230,000	BB-	Company Guaranteed Notes, 7.875% due 3/15/20	254,150
175,000	BB-	Senior Notes, 8.750% due 11/1/17	194,031

		Total Chemicals	2,488,229

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Commercial Banks — 3.0%
		Ally Financial Inc.:
		Company Guaranteed Notes:
$165,000	B+	6.750% due 12/1/14	$176,550
200,000	B+	6.250% due 12/1/17(a)	206,782
140,000	B+	8.000% due 3/15/20	154,875
60,000	B+	Senior Unsecured Notes, 7.500% due 12/31/13	65,400
110,000	BB+	BAC Capital Trust VI, Bank Guaranteed Notes, 5.625% due 3/8/35	101,811
90,000	BB+	Bank of America Corp., Junior Subordinated Notes, 8.000% due 12/29/49(c)	96,844
430,000	BB+	BankAmerica Institutional Capital A, Limited Guaranteed Notes, 8.070% due 12/31/26(a)	443,975
300,000	B+	CIT Group Inc., Secured Notes, 6.625% due 4/1/18(a)	315,890
210,000	BBB+	Credit Agricole SA, Subordinated Notes, 8.375% due 10/29/49(a)(c)	227,587
80,000	BB+	NB Capital Trust II, Limited Guaranteed Notes, 7.830% due 12/15/26	82,200
180,000	BB+	NB Capital Trust IV, Limited Guaranteed Notes, 8.250% due 4/15/27	186,525
150,000	BB	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, 7.648% due 8/29/49(c)	142,875
		Synovus Financial Corp., Subordinated Notes:
695,000	B+	4.875% due 2/15/13	680,928
2,365,000	B+	5.125% due 6/15/17	2,225,214
585,000	A-	Wachovia Capital Trust III, Bank Guaranteed Notes, 5.570% due 3/29/49(c)	543,611
620,000	Ba3(d)	Western Alliance Bancorp, Senior Unsecured Notes, 10.000% due 9/1/15(b)	669,600

		Total Commercial Banks	6,320,667

Commercial Services — 1.8%
1,045,000	B	ACE Cash Express Inc., Senior Secured Notes, 11.000% due 2/1/19(a)	1,065,900
745,000	Ca(d)	Ahern Rentals Inc., Secured Notes, 9.250% due 8/15/13(e)(f)	352,013
390,000	BB-	American Reprographics Co., Senior Unsecured Notes, 10.500% due 12/15/16(a)	413,400
385,000	B	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 7.750% due 5/15/16	397,994
140,000	B	Bankrate Inc., Senior Secured Notes, 11.750% due 7/15/15(a)	160,125
186,375	CCC	Ceridian Corp., Company Guaranteed Notes, 12.250% due 11/15/15(g)	195,927
305,000	B+	Geo Group Inc. (The), Company Guaranteed Notes, 7.750% due 10/15/17	328,637
310,000	CCC+	NES Rentals Holdings Inc., Secured Notes, 12.250% due 4/15/15(a)	316,975
300,000	BB-	Sotheby’s, Company Guaranteed Notes, 7.750% due 6/15/15	335,250
135,000	B-	Stonemor Operating LLC/Cornerstone Family Services of WV/Osiris Holding, Company Guaranteed Notes, 10.250% due 12/1/17	139,556

		Total Commercial Services	3,705,777

Commercial Services & Supplies — 2.1%
355,000	CCC+	Altegrity Inc., Company Guaranteed Notes, 11.750% due 5/1/16(a)	382,512
260,000	B	Avis Budget Car Rental LLC/Avis Budget Finance Inc., Company Guaranteed Notes, 8.250% due 1/15/19	270,725
405,000	B-	CDRT Merger Sub Inc., Company Guaranteed Notes, 8.125% due 6/1/19(a)	409,556
770,000	CCC+	Cenveo Corp., Company Guaranteed Notes, 7.875% due 12/1/13	764,225
370,000	B	FGI Operating Co., Inc., Senior Secured Notes, 10.250% due 8/1/15	400,525
370,000	B	Prospect Medical Holdings Inc., Senior Secured Notes, 12.750% due 7/15/14	418,100
272,000	B-	RSC Equipment Rental Inc., Company Guaranteed Notes, 9.500% due 12/1/14	286,280
140,000	B-	RSC Equipment Rental Inc./RSC Holdings III LLC, Company Guaranteed Notes, 8.250% due 2/1/21	145,250
765,000	B-	Stratus Technologies Bermuda Ltd./Stratus Technologies Inc., Senior Secured Notes, 12.000% due 3/29/15(b)	724,838

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Commercial Services & Supplies — 2.1% — (continued)
$330,000	B	United Rentals North America Inc., Company Guaranteed Notes, 10.875% due 6/15/16	$379,912
200,000	B-	WCA Waste Corp., Company Guaranteed Notes, 7.500% due 6/15/19(a)	204,000

		Total Commercial Services & Supplies	4,385,923

Construction & Engineering — 0.2%
250,000	B+	Abengoa Finance SAU, Company Guaranteed Notes, 8.875% due 11/1/17(a)	257,500
180,000	B	Shea Homes LP/Shea Homes Funding Corp., Senior Secured Notes, 8.625% due 5/15/19(a)	182,475

		Total Construction & Engineering	439,975

Consumer Finance — 0.6%
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
105,000	BB-	7.500% due 8/1/12	111,277
975,000	BB-	12.000% due 5/15/15	1,247,115

		Total Consumer Finance	1,358,392

Containers & Packaging — 0.7%
		Berry Plastics Corp.:
80,000	CCC	Company Guaranteed Notes, 10.250% due 3/1/16	80,800
		Secured Notes:
20,000	CCC	9.500% due 5/15/18	20,450
180,000	CCC	9.750% due 1/15/21	181,125
505,000	B	Packaging Dynamics Corp., Senior Secured Notes, 8.750% due 2/1/16(a)	530,881
660,000	B-	Pactiv Corp., Senior Unsecured Notes, 7.950% due 12/15/25(f)	610,500
95,000	BBB-	Rock-Tenn Co., Company Guaranteed Notes, 9.250% due 3/15/16	104,500

		Total Containers & Packaging	1,528,256

Diversified Consumer Services — 0.3%

550,000	BB-	Service Corp. International, Senior Unsecured Notes, 7.500% due 4/1/27	536,250

Diversified Financial Services — 8.1%
300,000	BB(h)	Astoria Depositor Corp., Pass Thru Certificates, 8.144% due 5/1/21(a)	292,500
520,000	CCC+	CCM Merger Inc., Notes, 8.000% due 8/1/13(a)	522,600
2,825,000	B	CEDC Finance Corp. International Inc., Senior Secured Notes, 9.125% due 12/1/16(a)	2,683,750
736,613	B+	CIT Group Inc., Secured Notes, 7.000% due 5/1/17	741,217
180,000	BB+	Countrywide Capital III, Company Guaranteed Notes, 8.050% due 6/15/27	189,000
		E*Trade Financial Corp., Senior Unsecured Notes:
600,000	B-	7.875% due 12/1/15	621,750
1,032,387	B-	12.500% due 11/30/17(g)	1,246,607
380,000	BB	Fresenius US Finance II Inc., Senior Unsecured Notes, 9.000% due 7/15/15(a)	436,525
220,000	B	General Motors Financial Co., Inc., Senior Notes, 6.750% due 6/1/18(a)	221,978
		International Lease Finance Corp., Senior Unsecured Notes:
20,000	BBB-	6.375% due 3/25/13	21,100
140,000	BBB-	5.625% due 9/20/13	145,600
320,000	BBB-	8.625% due 9/15/15	355,120
190,000	BBB-	8.750% due 3/15/17	215,650
1,150,000	BBB-	8.875% due 9/1/17	1,316,750
180,000	BBB-	6.250% due 5/15/19	180,958
436,000	NR	Jack Cooper Holdings Corp., Senior Secured Notes, 12.750% due 12/15/15(a)(i)	468,295
300,000	CCC+	Landry’s Holdings Inc., Senior Secured Notes, 11.500% due 6/1/14(a)	301,500
260,000	BB+	Leucadia National Corp., Senior Unsecured Notes, 8.125% due 9/15/15	289,900
160,000	BB+	MBNA Capital A, Bank Guaranteed Notes, 8.278% due 12/1/26	165,200
		Nuveen Investments Inc.:
2,015,000	CCC	Company Guaranteed Notes, 10.500% due 11/15/15	2,145,975
1,200,000	CCC	Senior Unsecured Notes, 5.500% due 9/15/15	1,086,000
		Offshore Group Investments Ltd., Senior Secured Notes:
1,020,000	B-	11.500% due 8/1/15	1,129,650
110,000	B-	11.500% due 8/1/15(a)	121,550
260,000	B	Petroplus Finance Ltd., Senior Secured Notes, 6.750% due 5/1/14(a)	256,100
485,000	B+	Pinafore LLC/Pinafore Inc., Secured Notes, 9.000% due 10/1/18(a)	534,713
960,000	B-	Residential Capital LLC, Secured Notes, 9.625% due 5/15/15	984,000
		SLM Corp.:
70,000	BBB-	Senior Notes, 8.000% due 3/25/20	77,320
270,000	BBB-	Senior Unsecured Notes, 8.450% due 6/15/18	304,835

		Total Diversified Financial Services	17,056,143

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Diversified Telecommunication Services — 6.3%
$555,000	B-	Broadview Networks Holdings Inc., Senior Secured Notes, 11.375% due 9/1/12	$546,675
850,000	B-	Buccaneer Merger Sub Inc., Senior Notes, 9.125% due 1/15/19(a)	914,812
		Cincinnati Bell Inc., Company Guaranteed Notes:
265,000	B	8.250% due 10/15/17	271,294
395,000	CCC+	8.750% due 3/15/18	383,150
180,000	B	8.375% due 10/15/20	182,700
35,000	BB-	Cincinnati Bell Telephone Co., Company Guaranteed Notes, 6.300% due 12/1/28	29,313
525,000	B	CommScope Inc., Company Guaranteed Notes, 8.250% due 1/15/19(a)	552,563
		Cricket Communications Inc.:
455,000	CCC+	Company Guaranteed Notes, 7.750% due 10/15/20	451,587
15,000	B+	Senior Secured Notes, 7.750% due 5/15/16	16,012
295,000	B	Global Crossing Ltd., Senior Secured Notes, 12.000% due 9/15/15	345,887
475,000	B-	Global Crossing UK Finance PLC, Company Guaranteed Notes, 10.750% due 12/15/14	499,938
340,000	BB+	Inmarsat Finance PLC, Company Guaranteed Notes, 7.375% due 12/1/17(a)	362,100
		Intelsat Jackson Holdings Ltd., Company Guaranteed Notes:
315,000	B	9.500% due 6/15/16	332,325
500,000	CCC+	11.250% due 6/15/16	532,500
130,000	B	Intelsat Jackson Holdings SA, Company Guaranteed Notes, 7.250% due 4/1/19(a)	131,625
725,000	B-	ITC Deltacom Inc., Senior Secured Notes, 10.500% due 4/1/16	786,625
		Level 3 Financing Inc., Company Guaranteed Notes:
884,000	CCC	9.250% due 11/01/14	910,520
765,000	CCC	9.375% due 4/1/19(a)	808,988
675,000	NR	Nortel Networks Corp., Company Guaranteed Notes, 1.750% due 4/15/12(e)	597,375
1,575,000	NR	Powerwave Technologies Inc., Senior Subordinated Notes, 3.875% due 10/1/27	1,478,531
78,937	CCC+	Primus Telecommunications IHC Inc., Secured Notes, 14.250% due 5/20/13(g)	80,318
200,000	B3(d)	Satmex Escrow SA de CV, Senior Secured Notes, 9.500% due 5/15/17(a)	206,000
730,000	NR	SBA Communications Corp., Senior Unsecured Notes, 4.000% due 10/1/14	1,053,937
430,000	B-	tw telecom holdings inc., Company Guaranteed Notes, 8.000% due 3/1/18	469,238
		West Corp., Company Guaranteed Notes:
320,000	B	8.625% due 10/1/18(a)	338,800
350,000	B	7.875% due 1/15/19(a)	357,437
		Wind Acquisition Finance SA:
100,000	BB-	Company Guaranteed Notes, 11.750% due 7/15/17(a)	116,750
510,000	BB	Senior Secured Notes, 7.250% due 2/15/18(a)	543,150

		Total Diversified Telecommunication Services	13,300,150

Electric Utilities — 3.1%
		Calpine Corp., Senior Secured Notes:
455,000	B+	7.250% due 10/15/17(a)	475,475
90,000	B+	7.500% due 2/15/21(a)	94,050
810,000	B+	7.875% due 1/15/23(a)	849,487
10,000	B-	Edison Mission Energy, Senior Unsecured Notes, 7.625% due 5/15/27	7,600
280,000	B-	Energy Future Intermediate Holding Co. LLC, Senior Secured Notes, 9.750% due 10/15/19	296,881
1,020,000	B-	Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., Senior Secured Notes, 10.000% due 12/1/20	1,114,511
53,330	B+	FPL Energy National Wind, Senior Secured Notes, 6.125% due 3/25/19(a)(b)	52,006
170,341	B+	Midwest Generation LLC, Pass Thru Certificates, 8.560% due 1/2/16	178,006
845,000	BB-	Mirant Americas Generation LLC, Senior Unsecured Notes, 9.125% due 5/1/31	866,125
1,437,087	BB-	Mirant Mid Atlantic Pass Through Trust C, Pass Thru Certificates, 10.060% due 12/30/28	1,609,538
200,000	BB-	Reliant Energy Mid-Atlantic Power Holdings LLC, Pass Thru Certificates, 9.681% due 7/2/26	218,500
575,000	D	Texas Competitive Electric Holdings Co. LLC, Company Guaranteed Notes, 10.250% due 11/1/15	369,438
80,000	CCC	Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc., Senior Secured Notes, 11.500% due 10/1/20(a)	81,400
385,000	B	United Maritime Group LLC/United Maritime Group Finance Corp., Secured Notes, 11.750% due 6/15/15	406,175

		Total Electric Utilities	6,619,192

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Electronic Equipment & Instruments — 0.4%
$680,000	B-	NXP BV/NXP Funding LLC, Senior Secured Notes, 9.750% due 8/1/18(a)	$788,800

Energy Equipment & Services — 1.6%
420,000	CC	Dynegy Roseton/Danskammer Pass Through Trust, Series B, Pass Thru Certificates, 7.670% due 11/8/16	387,450
		Enterprise Products Operating LP, Company Guaranteed Notes:
230,000	BB	8.375% due 8/1/66(c)	250,964
170,000	BB	7.034% due 1/15/68(c)	179,587
210,000	B3(d)	First Wind Capital LLC, Senior Secured Notes, 10.250% due 6/1/18(a)	215,250
605,000	Caa1(d)	Forbes Energy Services Ltd., Senior Notes, 9.000% due 6/15/19(a)	611,050
		Headwaters Inc.:
410,000	B+	Secured Notes, 7.625% due 4/1/19(a)	401,800
385,000	CCC+	Senior Subordinated Notes, 2.500% due 2/1/14(b)	345,537
20,000	CCC+	James River Coal Co., Senior Unsecured Notes, 3.125% due 3/15/18(a)	20,425
130,000	B+	James River Escrow Inc., Senior Notes, 7.875% due 4/1/19(a)	133,250
280,000	BB	Oil States International Inc., Company Guaranteed Notes, 6.500% due 6/1/19(a)	282,450
190,000	BB-	Unit Corp., Company Guaranteed Notes, 6.625% due 5/15/21	193,087
270,000	B-	Xinergy Corp., Senior Secured Notes, 9.250% due 5/15/19(a)	276,750

		Total Energy Equipment & Services	3,297,600

Food Products — 1.1%
190,000	B-	Blue Merger Sub Inc., Company Guaranteed Notes, 7.625% due 2/15/19(a)	194,869
150,000	B	Bumble Bee Acquisition Corp., Senior Secured Notes, 9.000% due 12/15/17(a)	154,875
1,050,000	CCC+	Simmons Foods Inc., Secured Notes, 10.500% due 11/1/17(a)	1,128,750
880,000	B	Viskase Cos., Inc., Secured Notes, 9.875% due 1/15/18(a)(b)	927,300

		Total Food Products	2,405,794

Forest Products — 0.1%
110,000	B3(d)	Harmony Foods Corp., Senior Secured Notes, 10.000% due 5/1/16(a)	113,850

Gas Utilities — 0.6%
490,000	B	EXCO Resources Inc., Company Guaranteed Notes, 7.500% due 9/15/18	494,900
645,000	B+	Sabine Pass LNG LP, Senior Secured Notes, 7.500% due 11/30/16	665,962

		Total Gas Utilities	1,160,862

Health Care Equipment & Supplies — 0.9%
505,000	B-	Alere Inc., Company Guaranteed Notes, 8.625% due 10/1/18	534,038
		Biomet Inc., Company Guaranteed Notes:
110,000	B-	10.000% due 10/15/17	122,100
305,000	B-	10.375% due 10/15/17(g)	340,075
450,000	CCC+	DJO Finance LLC/DJO Finance Corp., Senior Subordinated Notes, 9.750% due 10/15/17(a)	470,813
375,000	BB+	Hologic Inc., Senior Unsecured Notes, step bond to yield, 2.000% due 12/15/37(f)	445,312

		Total Health Care Equipment & Supplies	1,912,338

Health Care Providers & Services — 3.9%
290,000	CCC+	American Renal Associates Holdings Inc., Senior Unsecured Notes, 9.750% due 3/1/16(a)(g)	305,225
210,000	B	American Renal Holdings, Senior Secured Notes, 8.375% due 5/15/18	220,500
300,000	CCC+	Aurora Diagnostics Holdings/Aurora Diagnostics Financing Inc., Senior Unsecured Notes, 10.750% due 1/15/18(a)	312,000
70,000	B	CHS/Community Health Systems Inc., Company Guaranteed Notes, 8.875% due 7/15/15	72,450
1,335,000	CCC	CRC Health Corp., Company Guaranteed Notes, 10.750% due 2/1/16	1,378,388
510,000	B-	Gentiva Health Services Inc., Company Guaranteed Notes, 11.500% due 9/1/18	576,937
30,000	B-	HCA Holdings Inc., Senior Unsecured Notes, 7.750% due 5/15/21(a)	31,537
		HCA Inc.:
60,000	BB-	Secured Notes, 9.875% due 2/15/17	67,425
		Senior Secured Notes:
395,506	BB-	9.625% due 11/15/16(g)	424,180

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Health Care Providers & Services — 3.9% — (continued)
$20,000	BB	7.875% due 2/15/20	$22,088
60,000	B-	Senior Unsecured Notes, 7.690% due 6/15/25	56,850
805,000	B	OnCure Holdings Inc., Secured Notes, 11.750% due 5/15/17	843,237
865,000	CCC+	Radnet Management Inc., Company Guaranteed Notes, 10.375% due 4/1/18	903,925
725,000	CCC+	Select Medical Corp., Company Guaranteed Notes, 7.625% due 2/1/15	737,688
725,000	CCC+	Skilled Healthcare Group Inc., Company Guaranteed Notes, 11.000% due 1/15/14	750,375
		Tenet Healthcare Corp.:
522,000	BB-	Senior Secured Notes, 8.875% due 7/1/19	583,335
680,000	CCC+	Senior Unsecured Notes, 6.875% due 11/15/31	574,600
280,000	B-	Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc., Company Guaranteed Notes, 8.000% due 2/1/18	293,300

		Total Health Care Providers & Services	8,154,040

Hotels, Restaurants & Leisure — 7.0%
200,000	B+	Ameristar Casinos Inc., Company Guaranteed Notes, 7.500% due 4/15/21(a)	208,500
		Boyd Gaming Corp.:
635,000	B	Senior Notes, 9.125% due 12/1/18(a)	661,194
30,000	CCC+	Senior Subordinated Notes, 7.125% due 2/1/16(f)	28,462
130,000	CCC	Caesars Entertainment Operating Co., Inc., Secured Notes, 10.000% due 12/15/15	133,412
140,000	NR	CB Buffets Inc., 0.000% due 11/1/14(b)(i)	14
400,000	CCC	CityCenter Holdings LLC/CityCenter Finance Corp., Secured Notes, 10.750% due 1/15/17(a)(g)	449,000
370,000	B-	Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes, 12.000% due 10/15/15(a)	403,300
		El Pollo Loco Inc.:
465,000	CC	Company Guaranteed Notes, 11.750% due 11/15/13	424,312
175,000	CCC+	Secured Notes, 11.750% due 12/1/12	181,344
65,000	NR	Fontainebleau Las Vegas Holdings LLC, 2nd Mortgage Notes, 11.000% due 6/15/15(a)(e)	32
475,000	NR	Gaylord Entertainment Co., Company Guaranteed Notes, 3.750% due 10/1/14(a)	641,844
1,225,000	BB-	GWR Operating Partnership LLP, 1st Mortgage Notes, 10.875% due 4/1/17	1,341,375
		Harrah’s Operating Co., Inc.:
360,000	CCC	Company Guaranteed Notes, 10.750% due 2/1/16(f)	363,600
705,000	CCC	Secured Notes, 10.000% due 12/15/18	655,650
55,000	B	Senior Secured Notes, 11.250% due 6/1/17	62,150
210,000	B	HOA Restaurant Group LLC/HOA Finance Corp., Secured Notes, 11.250% due 4/1/17(a)	215,775
506,000	NR	Inn of the Mountain Gods Resort & Casino, Senior Secured Notes, 8.750% due 11/30/20(a)	506,000
		Isle of Capri Casinos Inc., Company Guaranteed Notes:
715,000	CCC+	7.000% due 3/1/14(f)	713,213
320,000	B-	7.750% due 3/15/19(a)	326,800
525,000	B-	Lions Gate Entertainment Inc., Secured Notes, 10.250% due 11/1/16(a)	542,719
80,000	CCC+	MGM Mirage, Company Guaranteed Notes, 6.625% due 7/15/15	78,700
		MGM Resorts International:
440,000	CCC+	Company Guaranteed Notes, 4.250% due 4/15/15	513,150
		Senior Secured Notes:
435,000	B	13.000% due 11/15/13	526,894
25,000	B	10.375% due 5/15/14	29,000
55,000	B	11.125% due 11/15/17	64,075
		Mohegan Tribal Gaming Authority:
130,000	CCC-	Senior Secured Notes, 11.500% due 11/1/17(a)	135,850
610,000	CC	Senior Subordinated Notes, 8.000% due 4/1/12(f)	536,800
		NCL Corp., Ltd.:
380,000	B+	Senior Notes, 9.500% due 11/15/18(a)	410,400
1,390,000	BB	Senior Secured Notes, 11.750% due 11/15/16	1,631,513
		Pinnacle Entertainment Inc., Company Guaranteed Notes:
640,000	B	7.500% due 6/15/15	657,600

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Hotels, Restaurants & Leisure — 7.0% — (continued)
$50,000	B	8.750% due 5/15/20	$54,125
270,000	B-	Seven Seas Cruises S de RL LLC, Senior Secured Notes, 9.125% due 5/15/19(a)	278,775
		Snoqualmie Entertainment Authority, Senior Secured Notes:
120,000	B-	4.204% due 2/1/14(a)(c)	110,100
290,000	B-	9.125% due 2/1/15(a)	290,725
		Station Casinos Inc.:
15,000	NR	Senior Subordinated Notes, 6.625% due 3/15/18(b)(e)	2
		Senior Unsecured Notes:
235,000	NR	6.000% due 4/1/12(b)(e)	24
325,000	NR	7.750% due 8/15/16(b)(e)	32
249,000	B-	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Secured Notes, 8.625% due 4/15/16(a)	257,715
		Travelport LLC, Company Guaranteed Notes:
495,000	CCC+	9.875% due 9/1/14(f)	461,587
350,000	CCC	11.875% due 9/1/16	306,250
435,000	CCC+	Universal City Development Partners Ltd./UCDP Finance Inc., Company Guaranteed Notes, 10.875% due 11/15/16	503,512

		Total Hotels, Restaurants & Leisure	14,705,525

Household Products — 1.2%
120,000	BB-	ACCO Brands Corp., Senior Secured Notes, 10.625% due 3/15/15	135,300
640,000	BB+	American Greetings Corp., Senior Unsecured Notes, 7.375% due 6/01/16	661,200
459,000	B	Libbey Glass Inc., Senior Secured Notes, 10.000% due 2/15/15	502,605
		Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
250,000	B-	Company Guaranteed Notes, 8.250% due 2/15/21(a)	255,625
965,000	B-	Senior Notes, 9.000% due 4/15/19(a)	1,028,931

		Total Household Products	2,583,661

Independent Power Producers & Energy Traders — 0.2%
		AES Corp., Senior Unsecured Notes:
290,000	BB-	7.750% due 10/15/15	317,550
150,000	BB-	8.000% due 10/15/17	162,938

		Total Independent Power Producers & Energy Traders	480,488

Industrial Conglomerates — 0.5%
		Huntington Ingalls Industries Inc., Company Guaranteed Notes:
150,000	B+	6.875% due 3/15/18(a)	157,125
150,000	B+	7.125% due 3/15/21(a)	157,313
815,000	CCC+	Park-Ohio Industries Inc., Senior Unsecured Notes, 8.125% due 4/1/21(a)	837,412

		Total Industrial Conglomerates	1,151,850

Insurance — 2.5%
505,000	BBB-	American General Institutional Capital A, Limited Guaranteed Notes, 7.570% due 12/1/45(a)	537,825
290,000	BBB	American International Group Inc., Junior Subordinated Notes, 6.250% due 3/15/37	269,700
120,000	BBB+	Dai-ichi Life Insurance Co., Ltd. (The), Subordinated Notes, 7.250% due 12/29/49(a)(c)	122,454
		HUB International Holdings Inc.:
2,195,000	CCC+	Senior Subordinated Notes, 10.250% due 6/15/15(a)	2,288,287
760,000	CCC+	Senior Unsecured Notes, 9.000% due 12/15/14(a)	795,150
80,000	BB	ING Capital Funding Trust III, Company Guaranteed Notes, 3.907% due 12/29/49(c)	77,577
90,000	BBB	Metlife Capital Trust IV, Junior Subordinated Notes, 7.875% due 12/15/37(a)	100,990
1,150,000	CCC+	MGIC Investment Corp., Senior Unsecured Notes, 5.375% due 11/1/15	1,040,750

		Total Insurance	5,232,733

Internet & Catalog Retail — 0.5%
400,000	BB	HSN Inc., Company Guaranteed Notes, 11.250% due 8/1/16	454,000
475,000	BB+	NetFlix Inc., Company Guaranteed Notes, 8.500% due 11/15/17	537,937

		Total Internet & Catalog Retail	991,937

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Internet Software & Services — 0.5%
$300,000	B-	Cogent Communications Group Inc., Senior Secured Notes, 8.375% due 2/15/18(a)	$314,250
560,000	B-	Earthlink Inc., Senior Notes, 8.875% due 5/15/19(a)	531,300
215,000	B-	Equinix Inc., Subordinated Notes, 3.000% due 10/15/14	245,638

		Total Internet Software & Services	1,091,188

IT Services — 0.1%
120,000	B+	iGate Corp., Senior Notes, 9.000% due 5/1/16(a)	123,900

Leisure Equipment & Products — 0.3%
670,000	CCC+	AMC Entertainment Holdings Inc., Senior Subordinated Notes, 9.750% due 12/1/20(a)	714,388

Machinery — 0.6%
400,000	B	Dematic SA, Senior Secured Notes, 8.750% due 5/1/16(a)	405,737
455,000	B	Liberty Tire Recycling, Company Guaranteed Notes, 11.000% due 10/1/16(a)	503,913
395,000	B+	Manitowoc Co., Inc. (The), Company Guaranteed Notes, 8.500% due 11/1/20	431,537

		Total Machinery	1,341,187

Media — 5.6%
270,000	B-	Affinity Group LLC, Secured Notes, 11.500% due 12/1/16(a)	287,550
140,000	BB	CC Holdings GS V LLC/Crown Castle GS III Corp., Senior Secured Notes, 7.750% due 5/1/17(a)	154,525
85,025	B	CCH II LLC/CCH II Capital Corp., Company Guaranteed Notes, 13.500% due 11/30/16	101,605
		CCO Holdings LLC/CCO Holdings Capital Corp., Company Guaranteed Notes:
320,000	BB-	7.875% due 4/30/18	340,800
30,000	BB-	7.000% due 1/15/19	30,787
260,000	BB-	6.500% due 4/30/21	257,400
240,000	BB-	8.125% due 4/30/20	260,700
		Cengage Learning Acquisitions Inc., Company Guaranteed Notes:
730,000	CCC+	10.500% due 1/15/15(a)	693,500
370,000	CCC+	step bond to yield, 13.250% due 7/15/15(a)	351,500
225,000	BB+	Charter Communications Operating LLC/Charter Communications Operating Capital, Secured Notes, 10.875% due 9/15/14(a)	250,875
390,000	BB-	Citadel Broadcasting Corp., Company Guaranteed Notes, 7.750% due 12/15/18(a)	423,638
320,000	CCC-	Clear Channel Communications Inc., Company Guaranteed Notes, 10.750% due 8/1/16	308,800
16,000	NR	CMP Susquehanna Corp., Senior Subordinated Notes, 3.440% due 9/15/14(b)	12,148
470,000	BB	CSC Holdings LLC, Senior Unsecured Notes, 8.500% due 6/15/15	512,300
405,000	B3(d)	Cumulus Media Inc., Senior Notes, 7.750% due 5/1/19(a)	407,025
		DISH DBS Corp., Company Guaranteed Notes:
40,000	BB-	6.625% due 10/1/14	42,700
250,000	BB-	7.875% due 9/1/19	273,438
40,000	BB-	6.750% due 6/1/21(a)	40,600
100,000	BB-	Echostar DBS Corp., Company Guaranteed Notes, 7.125% due 2/1/16	107,250
500,000	CCC	Gray Television Inc., Secured Notes, 10.500% due 6/29/15(f)	533,750
1,000,000	B-	LBI Media Inc., Senior Secured Notes, 9.250% due 4/15/19(a)	1,017,500
460,000	B	Nexstar Broadcasting Inc./Mission Broadcasting Inc., Secured Notes, 8.875% due 4/15/17	501,400
910,000	B+	Nielsen Finance LLC/Nielsen Finance Co., Company Guaranteed Notes, 7.750% due 10/15/18(a)	980,525
665,000	BB-	Sinclair Television Group Inc., Senior Secured Notes, 9.250% due 11/1/17(a)	746,462
590,000	BB-	Sirius XM Radio Inc., Company Guaranteed Notes, 8.750% due 4/1/15(a)	662,275
		Univision Communications Inc.:
310,000	CCC+	Company Guaranteed Notes, 8.500% due 5/15/21(a)	320,850
		Senior Secured Notes:
160,000	B+	6.875% due 5/15/19(a)	160,800
260,000	B+	7.875% due 11/1/20(a)	276,900
		XM Satellite Radio Inc.:
885,000	BB-	Company Guaranteed Notes, 13.000% due 8/1/13(a)	1,057,575
485,000	BB-	Senior Subordinated Notes, 7.000% due 12/1/14(a)	749,931

		Total Media	11,865,109

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Metals & Mining — 2.3%
$680,000	B+	Atkore International Inc., Senior Secured Notes, 9.875% due 1/1/18(a)	$741,200
464,600	B	Century Aluminum Co., Secured Notes, 8.000% due 5/15/14	486,088
		FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes:
150,000	B+	7.000% due 11/1/15(a)	156,750
290,000	B+	6.375% due 2/1/16(a)	294,712
790,000	B-	Midwest Vanadium Pty Ltd., Senior Secured Notes, 11.500% due 2/15/18(a)	813,700
130,000	B-	Mirabela Nickel Ltd., Senior Unsecured Notes, 8.750% due 4/15/18(a)	131,625
626,846	CCC+	Noranda Aluminium Acquisition Corp., Company Guaranteed Notes, 4.417% due 5/15/15(g)	604,906
390,000	B	Novelis Inc., Company Guaranteed Notes, 8.750% due 12/15/20	432,900
440,000	CCC	Ryerson Holding Corp., Senior Secured Notes, 0.000% due 2/1/15	248,600
		Steel Dynamics Inc., Company Guaranteed Notes:
220,000	BB+	7.375% due 11/1/12	234,850
180,000	BB+	7.750% due 4/15/16	191,925
350,000	BB-	Stewart Enterprises Inc., Company Guaranteed Notes, 6.500% due 4/15/19(a)	355,250
250,000	B	Thompson Creek Metals Co., Inc., Company Guaranteed Notes, 7.375% due 6/1/18(a)	254,063

		Total Metals & Mining	4,946,569

Multiline Retail — 0.2%
520,000	BB-	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/1/28	499,200

Office Electronics — 0.3%
		CDW LLC/CDW Finance Corp.:
		Company Guaranteed Notes:
120,000	CCC+	11.000% due 10/12/15	129,600
110,000	CCC+	11.500% due 10/12/15(g)	119,213
410,000	B	Senior Secured Notes, 8.000% due 12/15/18(a)	441,775

		Total Office Electronics	690,588

Oil, Gas & Consumable Fuels — 10.4%
440,000	B-	Allis-Chalmers Energy Inc., Company Guaranteed Notes, 8.500% due 3/1/17	472,450
		Basic Energy Services Inc., Company Guaranteed Notes:
770,000	B-	7.125% due 4/15/16	793,100
600,000	B-	7.750% due 2/15/19(a)	633,000
		Berry Petroleum Co.:
200,000	BB-	Senior Notes, 10.250% due 6/1/14	232,000
50,000	BB-	Senior Unsecured Notes, 6.750% due 11/1/20	51,750
455,000	CCC+	Brigham Exploration Co., Company Guaranteed Notes, 8.750% due 10/1/18	501,638
190,000	B	Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes, 9.375% due 5/1/19(a)	200,569
390,000	B-	Chaparral Energy Inc., Company Guaranteed Notes, 8.875% due 2/1/17	409,500
		Chesapeake Energy Corp., Company Guaranteed Notes:
150,000	BB+	6.875% due 8/15/18	162,375
135,000	BB+	7.250% due 12/15/18	151,200
420,000	BB+	6.625% due 8/15/20	443,625
250,000	BB-	Cie Generale de Geophysique-Veritas, Company Guaranteed Notes, 9.500% due 5/15/16	278,125
335,000	B+	Complete Production Services Inc., Company Guaranteed Notes, 8.000% due 12/15/16	354,262
250,000	BB	Concho Resources Inc./Midland TX, Company Guaranteed Notes, 7.000% due 1/15/21	262,500
160,000	B+	Crosstex Energy LP/Crosstex Energy Finance Corp., Company Guaranteed Notes, 8.875% due 2/15/18	174,400
230,000	BB-	Denbury Resources Inc., Company Guaranteed Notes, 8.250% due 2/15/20	255,300
500,000	BB-	El Paso Corp., Senior Unsecured Notes, 8.050% due 10/15/30	621,822
260,000	BB-	Energy Transfer Equity LP, Senior Secured Notes, 7.500% due 10/15/20	284,700
600,000	B	Energy XXI Gulf Coast Inc., Company Guaranteed Notes, 9.250% due 12/15/17(a)	648,000
380,000	B-	EV Energy Partners LP/EV Energy Finance Corp., Company Guaranteed Notes, 8.000% due 4/15/19(a)	396,150
700,000	B-	Geokinetics Holdings USA Inc., Senior Secured Notes, 9.750% due 12/15/14	687,750
535,000	NR	GMX Resources Inc., Senior Unsecured Notes, 4.500% due 5/1/15	447,394
		Goodrich Petroleum Corp.:
550,000	CCC+	Company Guaranteed Notes, 8.875% due 3/15/19(a)	556,875
485,000	CCC+	Senior Unsecured Notes, 5.000% due 10/1/29	489,244

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Oil, Gas & Consumable Fuels — 10.4% — (continued)
$410,000	CCC+	Helix Energy Solutions Group Inc., Company Guaranteed Notes, 9.500% due 1/15/16(a)	$436,650
1,360,000	B-	Hercules Offshore Inc., Senior Secured Notes, 10.500% due 10/15/17(a)	1,451,800
490,000	BB-	International Coal Group Inc., Secured Notes, 9.125% due 4/1/18	597,800
240,000	BB-	Key Energy Services Inc., Company Guaranteed Notes, 6.750% due 3/1/21	243,600
565,000	B	Linn Energy LLC/Linn Energy Finance Corp., Company Guaranteed Notes, 7.750% due 2/1/21(a)	594,662
420,000	BB	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Company Guaranteed Notes, 8.750% due 4/15/18	466,725
450,000	CCC+	Newpark Resources Inc., Senior Unsecured Notes, 4.000% due 10/1/17	553,500
395,000	B-	Oasis Petroleum Inc., Senior Notes, 7.250% due 2/1/19(a)	398,950
290,000	B+	Parker Drilling Co., Company Guaranteed Notes, 9.125% due 4/1/18	317,550
		Peabody Energy Corp.:
450,000	BB+	Company Guaranteed Notes, 7.875% due 11/1/26	510,750
410,000	B+	Junior Subordinated Debentures Notes, 4.750% due 12/15/41	518,650
730,000	B	Petroquest Energy Inc., Company Guaranteed Notes, 10.000% due 9/1/17	782,925
765,000	B	Pioneer Drilling Co., Company Guaranteed Notes, 9.875% due 3/15/18	832,894
		Plains Exploration & Production Co.:
290,000	BB-	Company Guaranteed Notes, 10.000% due 3/1/16	329,150
210,000	BB-	Senior Unsecured Notes, 8.625% due 10/15/19	233,100
210,000	BB+	Precision Drilling Corp., Company Guaranteed Notes, 6.625% due 11/15/20(a)	216,825
		Quicksilver Resources Inc.:
40,000	B	Company Guaranteed Notes, 9.125% due 8/15/19	44,000
565,000	B	Senior Notes, 11.750% due 1/1/16	658,225
130,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.000% due 5/15/19	142,675
250,000	BB-	Regency Energy Partners LP/Regency Energy Finance Corp., Company Guaranteed Notes, 6.875% due 12/1/18	264,375
550,000	B-	Rosetta Resources Inc., Company Guaranteed Notes, 9.500% due 4/15/18	617,375
		SandRidge Energy Inc., Company Guaranteed Notes:
220,000	B	9.875% due 5/15/16(a)	243,650
300,000	B	7.500% due 3/15/21(a)	310,875
230,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 7.375% due 3/15/20	247,250
50,000	BB	Tennessee Gas Pipeline Co., Senior Notes, 8.000% due 2/1/16	61,197
475,000	B	Western Refining Inc., Senior Secured Notes, 11.250% due 6/15/17(a)	539,125
600,000	CCC	Westmoreland Coal Co./Westmoreland Partners, Senior Secured Notes, 10.750% due 2/1/18(a)	624,000
220,000	BB	Whiting Petroleum Corp., Company Guaranteed Notes, 6.500% due 10/1/18	229,900

		Total Oil, Gas & Consumable Fuels	21,975,907

Paper & Forest Products — 1.9%
		Appleton Papers Inc.:
630,000	CCC+	Secured Notes, 11.250% due 12/15/15	647,325
365,000	B+	Senior Secured Notes, 10.500% due 6/15/15(a)	388,725
460,000	BB	Boise Paper Holdings LLC/Boise Finance Co., Company Guaranteed Notes, 9.000% due 11/1/17	514,625
430,000	CCC+	Exopack Holding Corp., Senior Notes, 10.000% due 6/1/18(a)	432,150
220,000	B+	Longview Fibre Paper & Packaging Inc., Senior Secured Notes, 8.000% due 6/1/16(a)	224,400
820,000	CCC+	NewPage Corp., Senior Secured Notes, 11.375% due 12/31/14(f)	795,400
		Verso Paper Holdings LLC/Verso Paper Inc.:
260,000	CCC+	Company Guaranteed Notes, 11.375% due 8/1/16(f)	270,400
261,000	BB-	Senior Secured Notes, 11.500% due 7/1/14	284,490
420,000	B	Xerium Technologies Inc., Company Guaranteed Notes, 8.875% due 6/15/18(a)	422,100

		Total Paper & Forest Products	3,979,615

Personal Products — 0.2%
445,000	B	Revlon Consumer Products Corp., Secured Notes, 9.750% due 11/15/15	486,163

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Pharmaceuticals — 0.1%
$260,000	B	Giant Funding Corp., Senior Secured Notes, 8.250% due 2/1/18(a)	$274,950

Professional Services — 0.2%
315,000	B-	inVentiv Health Inc., Senior Notes, 10.000% due 8/15/18(a)	328,781

Real Estate Investment Trusts (REITs) — 1.3%
70,000	NR	Annaly Capital Management Inc., Senior Unsecured Notes, 4.000% due 2/15/15	82,425
70,200	NR	Ashton Woods USA LLC/Ashton Woods Finance Co., Company Guaranteed Notes, step bond to yield, 11.000% due 6/30/15(a)(b)	42,646
415,000	BB-	CNL Income Properties Inc., Company Guaranteed Notes, 7.250% due 4/15/19(a)	398,400
780,000	B-	Felcor Lodging LP, Senior Secured Notes, 10.000% due 10/1/14	897,000
1,180,000	CC	Realogy Corp., Company Guaranteed Notes, 11.000% due 4/15/18(a)	1,292,100

		Total Real Estate Investment Trusts (REITs)	2,712,571

Road & Rail — 0.5%
180,000	BB	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 12.500% due 4/01/16	217,800
748,000	BB	Kansas City Southern Railway, Company Guaranteed Notes, 13.000% due 12/15/13	884,510

		Total Road & Rail	1,102,310

Semiconductors & Semiconductor Equipment — 0.5%
65,000	B+	Advanced Micro Devices Inc., Senior Unsecured Notes, 8.125% due 12/15/17	69,062
455,000	CCC	Freescale Semiconductor Inc., Company Guaranteed Notes, 10.125% due 12/15/16(f)	490,263
220,000	BB	MEMC Electronic Materials Inc., Company Guaranteed Notes, 7.750% due 4/1/19(a)	226,600
240,000	B	Sensata Technologies BV, Secured Notes, 6.500% due 5/15/19(a)	243,900

		Total Semiconductors & Semiconductor Equipment	1,029,825

Software — 0.7%
		First Data Corp., Company Guaranteed Notes:
4,434	B-	10.550% due 9/24/15(g)	4,661
920,000	CCC+	11.250% due 3/31/16	926,900
585,000	CCC+	Vangent Inc., Company Guaranteed Notes, 9.625% due 2/15/15	593,775

		Total Software	1,525,336

Specialty Retail — 1.1%
725,000	B-	Bon-Ton Department Stores Inc. (The), Company Guaranteed Notes, 10.250% due 3/15/14	741,313
170,000	CCC	Burlington Coat Factory Warehouse Corp., Company Guaranteed Notes, 10.000% due 2/15/19(a)	171,275
170,000	B	DirectBuy Holdings Inc., Secured Notes, 12.000% due 2/1/17(a)	75,650
380,000	B	Edcon Proprietary Ltd., Senior Secured Notes, 9.500% due 3/1/18(a)	381,444
410,000	B-	Giraffe Acquisition Corp., Senior Unsecured Notes, 9.125% due 12/1/18(a)	384,375
215,000	B	Landry’s Restaurants Inc., Secured Notes, 11.625% due 12/1/15	234,350
375,000	BB+	QVC Inc., Senior Secured Notes, 7.375% due 10/15/20(a)	404,062

		Total Specialty Retail	2,392,469

Textiles, Apparel & Luxury Goods — 0.4%
130,000	NR	Empire Today LLC, Senior Secured Notes, 11.375% due 2/1/17(a)	139,100
210,000	BB-	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15	240,450
545,000	CCC+	Quiksilver Inc., Company Guaranteed Notes, 6.875% due 4/15/15	535,463

		Total Textiles, Apparel & Luxury Goods	915,013

Tobacco — 0.2%
420,000	B	Alliance One International Inc., Company Guaranteed Notes, 10.000% due 7/15/16	425,250

Trading Companies & Distributors — 0.7%
285,000	B+	Ashtead Capital Inc., Secured Notes, 9.000% due 8/15/16(a)	300,675
390,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 8.375% due 7/15/16	411,450
530,000	B	KAR Holdings Inc., Company Guaranteed Notes, 8.750% due 5/1/14	547,888
273,000	B	Wesco Distribution Inc., Company Guaranteed Notes, 7.500% due 10/15/17	282,555

		Total Trading Companies & Distributors	1,542,568

Transportation Infrastructure — 5.1%
360,000	BB+	Aircastle Ltd., Senior Unsecured Notes, 9.750% due 8/1/18	407,700
530,000	B-	CMA CGM SA, Senior Unsecured Notes, 8.500% due 4/15/17(a)	484,950

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Face
Amount	Rating††	Security	Value

Transportation Infrastructure — 5.1% — (continued)
$490,000	CCC	Florida East Coast Holdings Corp., Senior Notes, 10.500% due 8/1/17(a)(g)	$513,275
430,000	B-	Florida East Coast Railway Corp., Senior Secured Notes, 8.125% due 2/1/17(a)	450,425
95,000	BB-	Gulfmark Offshore Inc., Company Guaranteed Notes, 7.750% due 7/15/14	96,900
500,000	B	Hapag-Lloyd AG, Company Guaranteed Notes, 9.750% due 10/15/17(a)	515,000
2,620,000	CC	Horizon Lines Inc., Senior Unsecured Notes, 4.250% due 8/15/12(f)	2,253,200
60,000	BB	Kansas City Southern de Mexico SA de CV, Senior Unsecured Notes, 8.000% due 2/1/18	66,750
		Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes:
460,000	B	8.625% due 11/1/17	472,650
80,000	B2(d)	8.625% due 11/1/17(a)	82,200
140,000	B+	Navios Maritime Holdings Inc./Navios Maritime Finance II US Inc., Company Guaranteed Notes, 8.125% due 2/15/19(a)	140,700
560,000	B	Overseas Shipholding Group Inc., Senior Unsecured Notes, 8.125% due 3/30/18(f)	544,600
1,375,000	B-	Quality Distribution LLC/QD Capital Corp., Secured Notes, 9.875% due 11/1/18(a)	1,450,625
536,000	BB	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17	596,300
575,000	B+	Ship Finance International Ltd., Company Guaranteed Notes, 8.500% due 12/15/13	583,625
730,000	B	syncreon Global Ireland Ltd./syncreon Global Finance US Inc., Company Guaranteed Notes, 9.500% due 5/1/18(a)	761,025
320,000	BB	Teekay Corp., Senior Unsecured Notes, 8.500% due 1/15/20	351,200
1,020,000	CCC+	Western Express Inc., Senior Secured Notes, 12.500% due 4/15/15(a)	997,050

		Total Transportation Infrastructure	10,768,175

Wireless Telecommunication Services — 3.1%
		Alcatel-Lucent USA Inc., Senior Unsecured Notes:
415,000	B	6.500% due 1/15/28	382,838
675,000	B	6.450% due 3/15/29	622,687
495,000	B-	Integra Telecom Holdings Inc., Senior Secured Notes, 10.750% due 4/15/16(a)	522,225
200,000	B	MetroPCS Wireless Inc., Company Guaranteed Notes, 7.875% due 9/1/18	216,250
400,000	B+	NII Capital Corp., Company Guaranteed Notes, 10.000% due 8/15/16	461,000
		PAETEC Holding Corp., Company Guaranteed Notes:
905,000	CCC+	9.500% due 7/15/15	954,775
460,000	B	8.875% due 6/30/17	501,400
		Sprint Capital Corp., Company Guaranteed Notes:
685,000	BB-	8.375% due 3/15/12	720,962
1,305,000	BB-	8.750% due 3/15/32	1,446,919
625,000	BB-	Sprint Nextel Corp., Senior Unsecured Notes, 6.000% due 12/1/16	639,063

		Total Wireless Telecommunication Services	6,468,119

		TOTAL CORPORATE BONDS & NOTES (Cost — $170,451,721)	186,175,406

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
79,215	NR	Blackrock Capital Finance LP, Series 1996-R1, Class B3, 9.587% due 9/25/26(i)	8,971

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $59,915)	8,971

SENIOR LOANS — 0.1%
80,000	NR	CityCenter Holdings LLC (Restricted), 7.500% due 1/15/16	80,837
135,616	NR	Trico Shipping SA (Restricted), 10.000% due 5/13/14(i)	136,294

		Total	217,131

		TOTAL SENIOR LOANS (Cost — $216,016)	217,131

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Shares	Security	Value

COMMON STOCKS — 0.7%

CONSUMER DISCRETIONARY — 0.5%

Media — 0.4%
16,441	Charter Communications Inc.*	$928,752

Automobiles — 0.1%
4,999	General Motors Co.*	159,018

	TOTAL CONSUMER DISCRETIONARY	1,087,770

ENERGY — 0.1%

Energy Equipment & Services — 0.1%
18,163	DeepOcean Group Holdings AS (Restricted)(i)*	213,415
1,216	SemGroup Corp.*	30,947

	Total Energy Equipment & Services	244,362

	TOTAL ENERGY	244,362

FINANCIALS — 0.0%

Real Estate Investment Trusts (REITs) — 0.0%
0	Ashton Woods USA LLC, Class B Shares(b)(i)*	9,721

INDUSTRIALS — 0.0%

Building Products — 0.0%
1,062	Nortek Inc.*	42,082

INFORMATION TECHNOLOGY — 0.0%

Computers & Peripherals — 0.0%
15,767	Stratus Technology Bermuda Holding Ltd., Series B1(b)(i)*	158

MATERIALS — 0.1%

Chemicals — 0.1%
1,999	Georgia Gulf Corp.*	56,652

	TOTAL COMMON STOCKS (Cost — $2,564,493)	1,440,745

PREFERRED STOCKS — 1.4%

CONSUMER DISCRETIONARY — 0.0%

Media — 0.0%
3,638	CMP Susquehanna Radio Holdings Corp., Series A(a)(c)(i)*	0

FINANCIALS — 1.4%

Commercial Banks — 1.4%
24,200	Ally Financial Inc., 8.500%(c)	637,428
16,075	Banesto Holdings Ltd., Series A, 10.500%(a)	411,420
68,900	Zions Bancorporation, Series C, 9.500%(f)	1,821,027
7,585	Zions Capital Trust B, 8.000%(f)	196,679

	Total Commercial Banks	3,066,554

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Shares	Security	Value

Diversified Financial Services — 0.0%
4,700	Federal National Mortgage Association (FNMA), Series S, 8.250%(c)	$13,449

	TOTAL FINANCIALS	3,080,003

INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
3,588	Stratus Technology Bermuda Holding Ltd., Series B1(b)(i)*	36

	TOTAL PREFERRED STOCKS (Cost — $2,896,327)	3,080,039

CONVERTIBLE PREFERRED STOCKS — 1.3%
CONSUMER DISCRETIONARY — 0.3%
Media — 0.3%
570	LodgeNet Interactive Corp., 10.000% (a)	709,650

FINANCIALS — 1.0%

Commercial Banks — 1.0%
865	Bank of America Corp., Series L, 7.250%	908,250
675	Wells Fargo & Co., Series L, 7.500%	732,375
20,625	Synovus Financial Corp., 8.250%	460,969

	Total Commercial Banks	2,101,594

	TOTAL FINANCIALS	2,101,594

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost — $2,328,258)	2,811,244

WARRANTS — 0.2%
CONSUMER DISCRETIONARY — 0.1%
Hotels, Restaurants & Leisure — 0.0%
118	Buffets Restaurants Holdings Inc., expires 4/28/14(b)(i)*	1

Media — 0.0%
554	Charter Communications Inc., expires 11/30/14*	7,549
4,157	CMP Susquehanna Corp., expires 3/23/19(a)(b)(i)*	0

	Total Media	7,549

Automobiles — 0.1%
	General Motors Co.:
4,545	expires 7/10/16*	103,126
4,545	expires 7/10/19*	75,765

	Total Automobiles	178,891

	TOTAL CONSUMER DISCRETIONARY	186,441

ENERGY — 0.0%
Energy Equipment & Services — 0.0%
1,280	SemGroup Corp., Class A Shares, expires 11/30/14(b)*	8,608

INDUSTRIALS — 0.1%
Building Products — 0.0%
875	Nortek Inc., expires 12/7/14(b)*	7,875

Schedules of Investments
(continued) (unaudited)
High Yield Investments

Shares	Security	Value

Transportation Infrastructure — 0.1%
	Jack Cooper Holdings Corp.:
376	expires 12/15/17(a)(i)*	$35,720
183	expires 5/6/18(a)(i)*	19,215
814	expires 12/31/49(a)(i)*	85,811

	Total Transportation Infrastructure	140,746

	TOTAL INDUSTRIALS	148,621

	TOTAL WARRANTS (Cost — $1,259,001)	343,670

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $179,775,731)	194,077,206

Face
Amount†
SHORT-TERM INVESTMENTS (j) — 10.8%

MONEY MARKET FUND- 3.7%
7,889,427	Invesco STIT — Liquid Assets Portfolio(k) (Cost — $7,889,427)	7,889,427

TIME DEPOSITS- 7.1%
2,176,260	Bank of America — London, 0.030% due 6/1/11	2,176,260
12,787,938	Wells Fargo — Grand Cayman, 0.030% due 6/1/11	12,787,938

	TOTAL TIME DEPOSITS (Cost — $14,964,198)	14,964,198

	TOTAL SHORT-TERM INVESTMENTS (Cost — $22,853,625)	22,853,625

	TOTAL INVESTMENTS — 102.5% (Cost — $202,629,356 #)	216,930,831

	Liabilities in Excess of Other Assets — (2.5%)	(5,392,535)

	TOTAL NET ASSETS — 100.0%	$211,538,296

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

*	Non-Income Producing Securities.

(a)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Illiquid Security.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

(d)	Rating by Moody’s Investors Service. All ratings are unaudited.

(e)	Security is currently in default.

(f)	All or a portion of this security is on loan (See Note 1).

(g)	Payment in-kind security for which part of the income earned maybe paid as additional principal.

(h)	Rating by Fitch Ratings Service. All ratings are unaudited.

(i)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(j)	Inclusive of all short term holdings, including collateral received from securities lending activities. Not including such collateral, the percentage of portfolio holdings would be 7.1%.

(k)	Represents investment of collateral received from securities lending transactions.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FNMA	—	Federal National Mortgage Association

PLC	—	Public Limited Company

Schedules of Investments
(continued) (unaudited)
See pages 127 to 129 for definition of ratings.
Summary of Investments by Type^

Corporate Bonds & Notes	85.8%
Preferred Stock	1.4
Convertible Preferred Stock	1.3
Common Stock	0.7
Warrant	0.2
Senior Loans	0.1
Collateralized Mortgage Obligations	0.0 **
Short-Term Investments	10.5

100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

SOVEREIGN BONDS — 48.8%

Australia — 2.0%
$4,300,000	AUD	Australian Government Bond, 4.750% due 6/15/16	$4,533,977

Belgium — 3.0%
		Belgium Government Bond:
1,600,000	EUR	3.500% due 3/28/15	2,331,528
3,000,000	EUR	3.250% due 9/28/16	4,258,913

		Total Belgium	6,590,441

Canada — 4.9%
7,400,000	CAD	Canadian Government Bond, 1.500% due 12/1/12(a)	7,648,033
1,500,000	CAD	Province of Ontario Canada, 4.600% due 6/2/39(a)	1,618,923
1,500,000	CAD	Province of Quebec Canada, 5.000% due 12/1/38(a)	1,697,502

		Total Canada	10,964,458

France — 7.4%
		France Government Bond:
9,800,000	EUR	3.500% due 4/25/15 - 4/25/20	14,602,164
900,000	EUR	4.750% due 4/25/35	1,448,747
300,000	EUR	French Treasury Note, 2.500% due 1/12/14	437,429

		Total France	16,488,340

Germany — 13.8%
8,300,000	EUR	Bundesobligation, 2.250% due 4/10/15	12,012,192
		Bundesrepublik Deutschland:
1,400,000	EUR	4.250% due 1/4/14	2,138,807
3,000,000	EUR	3.750% due 1/4/15 - 1/4/19	4,595,390
2,300,000	EUR	3.250% due 7/4/15	3,452,614
2,000,000	EUR	6.250% due 1/4/30	3,922,066
100,000	EUR	5.500% due 1/4/31	181,454
2,600,000	EUR	4.750% due 7/4/34	4,394,642
100,000	EUR	4.000% due 1/4/37	153,090

		Total Germany	30,850,255

Italy — 5.5%
8,800,000	EUR	Italy Buoni Poliennali Del Tesoro, 3.000% due 4/15/15	12,346,071

Japan — 6.3%
520,000,000	JPY	Japan Government Ten Year Bond, 1.500% due 12/20/17	6,746,593
		Japan Government Thirty Year Bond:
547,000,000	JPY	2.500% due 9/20/35 - 6/20/36	7,346,241

		Total Japan	14,092,834

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

Netherlands — 2.4%
		Netherlands Government Bond:
$100,000	EUR	3.750% due 7/15/14	$151,152
200,000	EUR	3.250% due 7/15/15	298,085
2,300,000	EUR	4.000% due 7/15/19	3,531,462
900,000	EUR	3.500% due 7/15/20	1,325,028

		Total Netherlands	5,305,727

Norway — 1.1%
12,300,000	NOK	Norway Government Bond, 5.000% due 5/15/15	2,492,366

Qatar — 1.0%
		Qatar Government International Bond:
1,300,000		5.250% due 1/20/20 (b)	1,404,000
800,000		6.400% due 1/20/40 (b)	894,000

		Total Qatar	2,298,000

Russia — 0.2%
432,500		Russian Foreign Bond — Eurobond, step bond to yield, 7.500% due 3/31/30	510,622

South Korea — 0.6%
400,000	EUR	Export — Import Bank of Korea, 5.750% due 5/22/13	605,763
600,000		Korea Development Bank, 4.000% due 9/9/16(a)	620,480

		Total South Korea	1,226,243

United Kingdom — 0.6%
		United Kingdom Treasury Gilt:
100,000	GBP	4.750% due 3/7/20	183,832
100,000	GBP	8.000% due 6/7/21	230,183
500,000	GBP	4.250% due 3/7/36	839,145

		Total United Kingdom	1,253,160

		TOTAL SOVEREIGN BONDS (Cost — $99,980,483)	108,952,494

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

ASSET-BACKED SECURITIES — 0.4%

Student Loan — 0.4%
$498,929	Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 1.224% due 4/25/38(a)(c)	$496,878
438,714	South Carolina Student Loan Corp., Series 2008-1, Class A2, 0.804% due 3/1/18(a)(c)	432,296

	Total Student Loan	929,174

	TOTAL ASSET-BACKED SECURITIES (Cost — $937,643)	929,174

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9%
300,000	Banc of America Large Loan Inc., Series 2010-UB5, Class A4A, 5.672% due 2/17/51(b)(c)	330,046
	Bear Stearns Adjustable Rate Mortgage Trust:
29,558	Series 2003-5, Class 1A2, 2.641% due 8/25/33(a)(c)	29,221
34,092	Series 2003-7, Class 6A, 2.861% due 10/25/33(a)(c)	34,001
114,321	Series 2004-2, Class 22A, 2.792% due 5/25/34(a)(c)	107,606
21,595	Series 2004-2, Class 23A, 2.814% due 5/25/34(a)(c)	21,221
79,040	Series 2005-2, Class A2, 2.731% due 3/25/35(a)(c)	75,158
249,374	Bear Stearns Structured Products Inc., Series 2007-R6, Class 1A1, 2.145% due 1/26/36(a)(c)	167,968
900,000	Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL, 0.430% due 2/5/19(a)(b)(c)	888,496
	Countrywide Alternative Loan Trust:
29,729	Series 2005-21CB, Class A3, 5.250% due 6/25/35(a)	26,515
167,030	Series 2007-11T1, Class A12, 0.544% due 5/25/37(a)(c)	95,864
75,059	Series 2007-16CB, Class 5A1, 6.250% due 8/25/37(a)	49,736
103,752	Series 2007-7T2, Class A9, 6.000% due 4/25/37(a)	72,991
90,566	Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A1, 0.244% due 8/25/37(a)(c)	87,969
	Countrywide Home Loan Mortgage Pass Through Trust:
13,740	Series 2004-12, Class 11A1, 2.979% due 8/25/34(a)(c)	10,687
64,348	Series 2005-11, Class 3A1, 3.206% due 4/25/35(a)(c)	42,010
284,054	Series 2005-2, Class 1A1, 0.514% due 3/25/35(a)(c)	176,639
34,950	Series 2005-3, Class 2A1, 0.484% due 4/25/35(a)(c)	23,249
244,786	Series 2005-9, Class 1A3, 0.424% due 5/25/35(a)(c)	171,219
139,841	Series 2005-HYB9, Class 3A2A, 3.017% due 2/20/36(a)(c)	113,834
55,132	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.654% due 8/25/33(a)(c)	55,370
81,998	Credit Suisse Mortgage Capital Certificates, Series 2007-5R, Class A5, 6.500% due 7/26/36(a)	47,224
155,325	Crusade Global Trust, Series 2004-2, Class A2, 1.568% due 11/19/37(c)	216,161
340,944	CSAB Mortgage Backed Trust, Series 2006-4, Class A6A, step bond to yield, 5.684% due 12/25/36(a)	215,643

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9% — (continued)
	Federal Home Loan Mortgage Corp. (FHLMC):
$87,034	Structured Pass Through Securities, Series T-35, Class A, 0.474% due 9/25/31(a)(c)	$82,590
128,068	Structured Pass Through Securities, Series T-62, Class 1A1, 1.497% due 10/25/44(a)(c)	129,002
	Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
181,410	Series 2391, Class FJ, 0.698% due 4/15/28(a)(c)	182,318
215,220	Series 3037, Class BC, 4.500% due 2/15/20(a)	227,526
371,864	Series 3174, Class FM, 0.438% due 5/15/36(a)(c)	371,959
25,662	Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44(a)	28,718
	Federal National Mortgage Association (FNMA), REMICS:
16,759	Series 2003-34, Class A1, 6.000% due 4/25/43(a)	18,785
38,734	Series 2005-120, Class NF, 0.294% due 1/25/21(a)(c)	38,735
184,669	Federal National Mortgage Association (FNMA), Whole Loan, Series 2004-W12, Class 1A1, 6.000% due 7/25/44(a)	206,922
22,317	First Horizon Asset Securities Inc., Series 2003-AR4, Class 2A1, 2.708% due 12/25/33(a)(c)	21,477
	Government National Mortgage Association (GNMA):
748,895	Series 2004-68, Class ZC, 6.000% due 8/20/34(a)	841,788
1,435,771	Series 2007-2, Class PA, 5.500% due 6/20/35(a)	1,480,664
18,921	GSR Mortgage Loan Trust, Series 2003-1, Class A2, 1.950% due 3/25/33(a)(c)	18,774
	Harborview Mortgage Loan Trust:
50,043	Series 2003-1, Class A, 2.951% due 5/19/33(a)(c)	49,105
61,704	Series 2005-2, Class 2A1A, 0.417% due 5/19/35(a)(c)	42,197
204,587	Series 2006-SB1, Class A1A, 1.132% due 12/19/36(a)(c)	115,466
24,415,000	JLOC Ltd., Series 36A, Class A1, 0.456% due 2/16/16(a)(b)(c)	277,802
86,081	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 2A1, 5.550% due 10/25/36(a)(c)	83,447
	JP Morgan Mortgage Trust:
27,234	Series 2003-A2, Class 3A1, 2.115% due 11/25/33(a)(c)	27,114
25,463	Series 2005-A1, Class 6T1, 5.022% due 2/25/35(a)(c)	25,660
699,856	Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 0.744% due 7/9/21(a)(b)(c)	670,421
22,268	Merrill Lynch Mortgage Investors Inc., Series 2003-A2, Class 1A1, 2.308% due 2/25/33(a)(c)	20,939
146,320	MLCC Mortgage Investors Inc., Series 2005-2, Class 1A, 1.707% due 10/25/35(a)(c)	132,797
304,652	NYLIM Flatiron CLO Ltd., Series 2003-1A, Class A1, 0.826% due 7/18/15(a)(b)(c)	296,712
212,252	Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B, 0.454% due 7/25/35(a)(c)	202,561

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9% — (continued)
	Puma Finance Ltd.:
$273,303	Series G5, Class A1, 0.329% due 2/21/38(a)(b)(c)	$263,610
94,668	Series P10, Class BA, 5.345% due 7/12/36(c)(e)	98,707
327,362	Series P11, Class BA, 4.990% due 8/22/37(c)	336,949
129,427	Residential Accredit Loans Inc., Series 2007-QO2, Class A1, 0.344% due 2/25/47(a)(c)	62,865
	Residential Asset Securitization Trust:
51,177	Series 2005-A15, Class 5A1, 5.750% due 2/25/36(a)	38,812
110,064	Series 2006-R1, Class A2, 0.594% due 1/25/46(a)(c)	49,136
	Structured Adjustable Rate Mortgage Loan Trust:
28,922	Series 2004-1, Class 4A1, 2.580% due 2/25/34(a)(c)	27,464
107,219	Series 2004-19, Class 2A1, 1.695% due 1/25/35(a)(c)	70,499
138,031	Series 2004-4, Class 3A2, 2.593% due 4/25/34(a)(c)	122,450
	Structured Asset Mortgage Investments Inc.:
149,170	Series 2005-AR2, Class 2A1, 0.424% due 5/25/45(a)(c)	98,292
157,319	Series 2005-AR8, Class A1A, 0.474% due 2/25/36(a)(c)	101,022
99,696	Series 2006-AR5, Class 1A1, 0.404% due 5/25/46(a)(c)	57,376
200,000	Series 2007-AR4, Class A3, 0.414% due 9/25/47(a)(c)	82,251
242,232	Series 2007-AR6, Class A1, 1.806% due 8/25/47(a)(c)	134,350
	Swan Trust:
302,241	Series 2006-1E, Class A1, 0.344% due 5/12/37(c)	296,246
388,596	Series 2006-1E, Class A2, 5.200% due 5/12/37(c)	404,851
443,262	Torrens Trust, Series 2007-1, Class A, 5.240% due 10/19/38(c)	467,767
	Wachovia Bank Commercial Mortgage Trust:
900,000	Series 2006-C23, Class A5, 5.416% due 1/15/45(a)(c)	988,799
500,000	Series 2006-C28, Class A4, 5.572% due 10/15/48(a)	547,055
458,785	Series 2006-WL7A, Class A1, 0.288% due 9/15/21(a)(b)(c)	441,480
64,564	WaMu Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A, 1.235% due 7/25/46(a)(c)	27,981

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9% — (continued)
		WaMu Mortgage Pass Through Certificates:
$4,172		Series 2001-7, Class A, 1.503% due 5/25/41(a)(c)	$3,841
37,257		Series 2002-AR9, Class 1A, 1.695% due 8/25/42(a)(c)	33,160
17,080		Series 2003-AR5, Class A7, 2.578% due 6/25/33(a)(c)	16,517
1,514,692		Series 2003-AR9, Class 1A6, 2.715% due 9/25/33(a)(c)	1,476,462
132,117		Series 2005-AR13, Class A1A1, 0.484% due 10/25/45(a)(c)	110,716
230,949		Series 2006-AR13, Class 2A, 2.952% due 10/25/46(a)(c)	173,406
135,037		Series 2006-AR4, Class 2A1A, 2.952% due 5/25/46(a)(c)	95,718

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $15,167,881)	15,280,089

CORPORATE BONDS & NOTES — 33.0%

Australia — 2.7%
2,100,000	AUD	Investec Bank Australia Ltd., Government Liquid Guaranteed Notes, 5.000% due 2/27/14	2,212,472
900,000		Macquarie Bank Ltd., Government Liquid Guaranteed Notes, 2.600% due 1/20/12(a)(b)	912,868
500,000		National Australia Bank, Subordinated Notes, 0.499% due 6/19/17(c)	490,913
1,400,000	GBP	Suncorp-Metway Ltd., Government Liquid Guaranteed Notes, 4.000% due 1/16/14	2,430,663

		Total Australia	6,046,916

Bermuda — 0.3%
		Noble Group Ltd., Senior Unsecured Notes:
300,000		6.750% due 1/29/20(b)	324,318
400,000		6.750% due 1/29/20(a)	432,424

		Total Bermuda	756,742

Brazil — 0.7%
1,000,000		Banco do Brasil SA, Senior Unsecured Notes, 3.007% due 7/2/14(b)(c)(d)	1,001,564
500,000		Banco Santander Brasil SA, Senior Unsecured Notes, 4.500% due 4/6/15(b)	510,442

		Total Brazil	1,512,006

British Virgin Islands — 0.2%
500,000		Gerdau Trade Inc., Company Guaranteed Notes, 5.750% due 1/30/21(b)	503,750

Canada — 0.7%
1,400,000	CAD	Broadway Credit Card Trust, Asset Backed, 5.234% due 6/17/11(a)	1,444,863
200,000	CAD	HSBC Financial Corp., Ltd., Company Guaranteed Notes, 1.512% due 5/3/12(a)(c)	202,312

		Total Canada	1,647,175

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

Cayman Islands — 0.5%
$100,000		Braskem Finance Ltd., Company Guaranteed Notes, 7.000% due 5/7/20(b)	$110,450
200,000		CSN Islands XI Corp., Company Guaranteed Notes, 6.875% due 9/21/19(e)	220,500
400,000		Odebrecht Drilling Norbe VIII/IX Ltd., Senior Secured Notes, 6.350% due 6/30/21(b)	423,000
300,000		Petrobras International Finance Co. — Pifco, Company Guaranteed Notes, 5.750% due 1/20/20(a)	319,685

		Total Cayman Islands	1,073,635

Chile — 0.6%
1,000,000		Banco Santander Chile, Senior Unsecured Notes, 1.875% due 1/19/16(a)(b)(c)	995,188
300,000		Celulosa Arauco y Constitucion SA, Senior Unsecured Notes, 5.000% due 1/21/21(a)	301,121

		Total Chile	1,296,309

France — 3.2%
300,000	EUR	BNP Paribas Home Loan Covered Bonds SA, Covered Notes, 4.500% due 5/30/14	454,023
		BPCE SA:
300,000	EUR	Junior Subordinated Notes, 6.117% due 10/29/49(c)	395,668
1,000,000		Senior Unsecured Notes, 2.018% due 2/7/14(a)(b)(c)	1,007,937
700,000	EUR	CM-CIC Covered Bonds, Covered Notes, 4.750% due 7/17/12	1,037,354
209,000	EUR	France Telecom SA, Senior Unsecured Notes, 7.250% due 1/28/13	324,979
900,000	EUR	Societe Generale, Junior Subordinated Notes, 7.756% due 5/29/49(c)	1,306,687
1,600,000	EUR	Societe Generale Societe de Credit Fonciere, Covered Notes, 5.000% due 3/27/19	2,525,414

		Total France	7,052,062

Germany — 0.5%
700,000	EUR	Kreditanstalt fuer Wiederaufbau, Foreign Government Guaranteed Notes, 3.875% due 1/21/19	1,049,944

India — 0.3%
300,000		ICICI Bank Ltd., Senior Unsecured Notes, 5.500% due 3/25/15(a)	317,777
400,000		Indian Oil Corp., Ltd., Bonds, 4.750% due 1/22/15	418,348

		Total India	736,125

Ireland — 0.7%
		AK Transneft OJSC Via TransCapitalInvest Ltd., Secured Notes:
200,000		5.670% due 3/5/14(b)	214,500
400,000		8.700% due 8/7/18(b)	498,500
800,000		RZD Capital Ltd., Senior Secured Notes, 5.739% due 4/3/17	857,000

		Total Ireland	1,570,000

Japan — 0.2%
400,000		Resona Bank Ltd., Junior Subordinated Notes, 5.850% due 9/29/49(b)(c)	400,964

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

Luxembourg — 0.9%
$600,000		Gazprom OAO Via Gaz Capital SA, Senior Unsecured Notes, 6.510% due 3/7/22	$645,000
300,000		Gazprom Via Gaz Capital SA, Senior Secured Notes, 9.250% due 4/23/19	379,890
		TNK-BP Finance SA, Company Guaranteed Notes:
300,000		7.500% due 7/18/16	341,865
300,000		7.875% due 3/13/18	348,750
300,000		7.250% due 2/2/20	336,000

		Total Luxembourg	2,051,505

Netherlands — 1.8%
500,000		Gazprom OAO Via White Nights Finance BV, Secured Notes, 10.500% due 3/25/14	603,500
		ING Bank NV:
800,000	EUR	Covered Notes, 5.250% due 6/5/18	1,260,184
700,000		Senior Notes, 0.913% due 1/13/12(a)(b)(c)	701,534
698,239	EUR	NXP BV/NXP Funding LLC, Senior Secured Notes, 4.077% due 10/15/13(c)	1,003,719
500,000		SABIC Capital I BV, Company Guaranteed Notes, 3.000% due 11/2/15	503,078

		Total Netherlands	4,072,015

New Zealand — 0.6%
		ANZ National International Ltd.:
200,000		Bank Guaranteed Notes, 6.200% due 7/19/13(b)	218,329
1,200,000		Government Liquid Guaranteed Notes, 3.250% due 4/2/12(a)(b)	1,228,729

		Total New Zealand	1,447,058

Norway — 1.1%
1,200,000	EUR	DnB NOR Boligkreditt, Covered Notes, 4.125% due 2/1/13	1,779,415
		Statoil ASA, Company Guaranteed Notes:
300,000		3.125% due 8/17/17(a)	303,920
300,000		5.100% due 8/17/40(a)	301,295

		Total Norway	2,384,630

Qatar — 0.4%
100,000		Qatari Diar Finance QSC, Government Guaranteed Notes, 5.000% due 7/21/20	102,562
600,000		Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Notes, 6.750% due 9/30/19(e)	688,690

		Total Qatar	791,252

Sweden — 0.5%
800,000	EUR	Stadshypotek AB, Covered Notes, 3.750% due 12/12/13	1,186,646

United Kingdom — 3.1%
600,000	EUR	Bank of Scotland PLC, Bank Guaranteed Notes, 5.625% due 5/23/13	898,435
200,000		BP Capital Markets PLC, Company Guaranteed Notes, 2.750% due 2/27/12	203,074

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

United Kingdom — 3.1% — (continued)
$200,000	GBP	HBOS Capital Funding LP, Bank Guaranteed Notes, 9.540% due 3/29/49	$289,303
600,000		HBOS PLC, Senior Subordinated Notes, 6.750% due 5/21/18(b)	606,441
200,000		LBG Capital No.1 PLC, Bank Guaranteed Notes, 8.500% due 12/29/49(b)(c)(d)	200,380
		Lloyds TSB Bank PLC:
100,000		Bank Guaranteed Notes, 4.375% due 1/12/15(b)	103,409
2,300,000		Government Liquid Guaranteed Notes, 2.800% due 4/2/12(a)(b)	2,345,912
300,000	CAD	National Grid PLC, Senior Unsecured Notes, 4.980% due 6/22/11(e)	313,598
1,000,000		Pearson Dollar Finance PLC, Company Guaranteed Notes, 5.700% due 6/1/14(b)	1,101,807
500,000	EUR	Royal Bank of Scotland PLC (The), Subordinated Notes, 4.625% due 9/22/21(c)	637,033
100,000		Tate & Lyle International Finance PLC, Company Guaranteed Notes, 5.000% due 11/15/14(b)	106,002
100,000		XL Capital Finance Europe PLC, Company Guaranteed Notes, 6.500% due 1/15/12(a)	103,263

		Total United Kingdom	6,908,657

United States — 14.0%
		Ally Financial Inc.:
		Company Guaranteed Notes:
100,000		5.375% due 6/06/11(a)	101,125
800,000		6.875% due 9/15/11(a)	810,000
200,000		6.750% due 12/1/14(a)	214,000
500,000		Senior Unsecured Notes, 0.000% due 6/15/15(a)	395,625
		American Express Bank FSB, Senior Unsecured Notes:
800,000		0.321% due 5/29/12(a)(c)	798,186
800,000		0.350% due 6/12/12(a)(c)	798,293
		American International Group Inc.:
		Junior Subordinated Notes:
800,000	EUR	8.000% due 5/22/38(c)	1,175,875
1,000,000	EUR	4.875% due 3/15/67(c)	1,207,500
600,000	GBP	5.750% due 3/15/67(c)	853,106
100,000,000	JPY	Senior Unsecured Notes, 0.310% due 4/3/12(c)	1,222,635
800,000	EUR	BA Covered Bond Issuer, Covered Notes, 4.250% due 4/5/17	1,159,510
		Bank of America Corp.:
600,000		Senior Unsecured Notes, 0.810% due 9/11/12(a)(c)	600,310
900,000	EUR	Subordinated Notes, 4.750% due 5/23/17(c)	1,200,164
100,000		Buckeye Partners LP, Senior Unsecured Notes, 4.875% due 2/1/21(a)	103,340
100,000		Capital One Financial Corp., Senior Unsecured Notes, 5.700% due 9/15/11(a)	101,462
300,000		CenterPoint Energy Resources Corp., Senior Unsecured Notes, 4.500% due 1/15/21(b)	305,739
300,000		CMS Energy Corp., Senior Unsecured Notes, 5.050% due 2/15/18(a)	313,980

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

United States — 14.0% — (continued)
$600,000		Dow Chemical Co. (The), Senior Unsecured Notes, 2.518% due 8/8/11(a)(c)	$602,592
400,000		El Paso Performance-Linked Trust, Senior Unsecured Notes, 7.750% due 7/15/11(b)	425,000
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000		9.875% due 8/10/11(a)	507,145
600,000		8.000% due 6/1/14(a)	674,354
400,000		8.700% due 10/1/14(a)	456,818
1,000,000		GATX Financial Corp., Senior Unsecured Notes, 5.500% due 2/15/12(a)	1,025,348
700,000		Gerdau Holdings Inc., Company Guaranteed Notes, 7.000% due 1/20/20(b)	777,000
		Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
900,000	EUR	5.375% due 2/15/13	1,339,981
200,000		0.759% due 3/22/16(a)(c)	189,502
500,000	AUD	5.410% due 4/12/16(c)	504,574
700,000		HCA Inc., Senior Secured Notes, 9.625% due 11/15/16(a)(f)	750,750
1,300,000		HSBC Finance Corp., Senior Subordinated Notes, 6.676% due 1/15/21(b)	1,395,111
300,000		iStar Financial Inc., Senior Unsecured Notes, 5.150% due 3/1/12(a)	303,000
400,000	EUR	JPMorgan Chase Bank NA, Subordinated Notes, 4.375% due 11/30/21(c)	563,509
300,000		Lazard Group LLC, Senior Unsecured Notes, 7.125% due 5/15/15(a)	338,369
		Lehman Brothers Holdings Inc., Senior Unsecured Notes:
1,300,000		0.000% due 5/25/10(g)	339,625
600,000		6.875% due 5/2/18(g)	163,500
500,000		Limited Brands Inc., Senior Unsecured Notes, 6.900% due 7/15/17(a)	547,500
650,000		Macy’s Retail Holdings Inc., Company Guaranteed Notes, 5.750% due 7/15/14(a)	719,875
1,000,000		Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 5.375% due 7/15/14(a)	1,088,887
600,000		Merrill Lynch & Co., Inc., Senior Unsecured Notes, 0.540% due 6/5/12(a)(c)	598,561
400,000		NRG Energy Inc., Company Guaranteed Notes, 7.375% due 2/1/16(a)	414,752
100,000		SLM Corp., Senior Unsecured Notes, 5.000% due 10/1/13(a)	104,254
		Springleaf Finance Corp., Senior Unsecured Notes:
600,000		0.541% due 8/17/11(a)(c)	596,243
200,000		5.625% due 8/17/11(a)	200,250
300,000		5.200% due 12/15/11(a)	302,250
800,000		4.875% due 7/15/12(a)	806,000
1,000,000		Starwood Hotels & Resorts Worldwide Inc., Senior Unsecured Notes, 6.750% due 5/15/18(a)	1,102,500
500,000		UST LLC, Senior Unsecured Notes, 5.750% due 3/1/18(a)	544,366

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

United States — 14.0% — (continued)
$1,700,000	EUR	WM Covered Bond Program, Covered Bonds, 3.875% due 9/27/11	$2,460,306

		Total United States	31,202,772

		TOTAL CORPORATE BONDS & NOTES (Cost — $68,188,517)	73,690,163

MORTGAGE-BACKED SECURITIES — 2.2%

FNMA — 2.1%
		Federal National Mortgage Association (FNMA):
700,000		5.480% due 7/1/18 (a)(c)	766,731
991,834		5.700% due 8/1/18 (a)(c)	1,092,059
237,547		2.682% due 11/1/34 (a)(c)	250,537
1,000,000		4.500% due 5/1/36 - 5/1/41(a)	1,041,734
387,051		6.500% due 8/1/37 (a)	435,568
1,000,000		3.500% due 3/1/41 (a)	968,604
87,578		7.000% due 10/1/48 (a)	97,482

		TOTAL FNMA	4,652,715

GNMA — 0.1%
182,650		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38 (a)	200,016

		TOTAL GNMA	200,016

		TOTAL MORTGAGE-BACKED SECURITIES (Cost — $4,595,379)	4,852,731

MUNICIPAL BONDS — 1.0%

United States — 1.0%
200,000		Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875% due 6/1/47(a)	136,984
1,500,000		Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, 6.890% due 1/1/42(a)	1,534,245
200,000		New York City Transitional Finance Authority, Build America Bonds Project, 5.508% due 8/1/37(a)	209,646
300,000		Philadelphia School District, Build America Bonds Project, 6.765% due 6/1/40(a)	304,866
100,000		Puerto Rico Sales Tax Financing Corp., Series A, AMBAC-Insured, 0.000% due 8/1/54(a)	5,649

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

United States — 1.0% — (continued)
$100,000	Tobacco Settlement Financing Corp., New Jersey, Series 1A, 5.000% due 6/1/41(a)	$63,861

	Total United States	2,255,251

	TOTAL MUNICIPAL BONDS (Cost — $2,297,644)	2,255,251

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 0.5%

U.S. GOVERNMENT OBLIGATIONS — 0.5%
1,024,680	U.S. Treasury Inflation Indexed Bonds, 1.250% due 7/15/20(a)(h)	1,079,917

	TOTAL U.S. GOVERNMENT OBLIGATIONS	1,079,917

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $1,053,607)	1,079,917

Contracts
PURCHASED OPTION — 0.0%

United States — 0.0%
3,300,000	Swaption, 3-Month USD-LIBOR, Call @ $1.25, expires 4/30/12	17,430

	TOTAL PURCHASED OPTION (Cost — $13,023)	17,430

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $192,234,177)	207,057,249

Face
Amount†
SHORT-TERM INVESTMENTS — 8.4%

CORPORATE NOTE — 0.4%
300,000	Banco Santander Brazil SA, 2.546% due 12/29/11(b)(e)(i)	295,613
500,000	Export — Import Bank of Korea, 1.360% due 3/13/12(b)(c)	500,319

	TOTAL CORPORATE NOTE (Cost — $795,613)	795,932

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†		Security	Value

REPURCHASE AGREEMENTS — 6.3%
$6,600,000		Barclays Capital Inc. repurchase agreement dated 5/31/11, 0.110% due 6/1/11, Proceeds at maturity — $6,600,020; (Fully collateralized by U.S. Treasury Inflation Index Bond 1.375% due 1/15/20; Market Value — $6,720,407) (i)	$6,600,000
7,500,000		Credit Suisse securities (USA) LLC repurchase agreement dated 5/31/11, 0.110% due 6/1/11, Proceeds at maturity — $7,500,023; (Fully collateralized by U.S. Treasury Note 3.750% due 11/15/18; Market Valued — $7,686,751)(i)	7,500,000

		TOTAL REPURCHASE AGREEMENTS (Cost — $14,100,000)	14,100,000

TIME DEPOSITS- 1.3%
		BBH — Grand Cayman:
45,182,182	JPY	0.010% due 6/1/11	555,781
106	DKK	0.100% due 6/1/11	20
131,374	GBP	0.138% due 6/1/11	215,945
13,994	EUR	0.190% due 6/1/11	20,117
819	CAD	0.233% due 6/1/11	845
220,287	SEK	0.541% due 6/1/11	35,648
123	NZD	1.700% due 6/1/11	102
787	AUD	3.894% due 6/1/11	839
670,051		HSBC Bank — Grand Cayman, 0.030% due 6/1/11	670,051
1,403,233		Wells Fargo — Grand Cayman, 0.030% due 6/1/11	1,403,233

		TOTAL TIME DEPOSITS (Cost — $2,902,581)	2,902,581

U.S. GOVERNMENT AGENCY — 0.1%
200,000		Federal Home Loan Banks (FHLB), Discount Notes, 0.085% due 7/6/11(i)	199,983

		TOTAL U.S. GOVERNMENT AGENCY (Cost — $199,983)	199,983

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments

Face
Amount†	Security	Value

U.S. GOVERNMENT OBLIGATIONS — 0.3%
$742,000	U.S. Treasury Bills, 0.178% due 6/9/11 - 8/11/2011(h)(i)	$741,897
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost — $741,897)	741,897

	TOTAL SHORT-TERM INVESTMENTS (Cost — $18,740,074)	18,740,393

	TOTAL INVESTMENTS — 101.2% (Cost — $210,974,251 #)	225,797,642

	Liabilities in Excess of Other Assets — (1.2%)	(2,640,392)

	TOTAL NET ASSETS — 100.0%	$223,157,250

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated as collateral for open futures contracts, extended settlements, written options, swap contracts, foreign currency contracts, TBA’s and short sales.

(b)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

(e)	Illiquid Security.

(f)	Payment in-kind security for which part of the income earned maybe paid as additional principal.

(g)	Security is currently in default.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AUD	—	Australian Dollar

CAD	—	Canadian Dollar

DKK	—	Danish Krone

EUR	—	Euro Dollar

FHLB	—	Federal Home Loan Bank

FHLMC	—	Federal Home Loan Mortgage Corp.

FNMA	—	Federal National Mortgage Association

GBP	—	British Pound

GNMA	—	Government National Mortgage Association

JPY	—	Japanese Yen

NOK	—	Norwegian Krone

NZD	—	New Zealand Dollar

PLC	—	Public Limited Company

SEK	—	Swedish Krona

Schedules of Investments
(unaudited) (continued)
Summary of Investments by Security Type^

Sovereign Bonds	48.3%
Corporate Bonds & Notes	32.6
Collateralized Mortgage Obligations	6.8
Mortgage-Backed Securities	2.1
Municipal Bonds	1.0
U.S. Government & Agency Obligations	0.5
Asset-Backed Securities	0.4
Purchased Options	0.0 **
Short-Term Investments	8.3

100.0%

^	As a percentage of total investments.

**	Position represents less than 0.1%

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
Schedule of Options Written

Contracts		Security Name	Expiration Date	Strike Price	Value

United States
3,600,000		Swaption, 3-Month USD-LIBOR, Call	8/24/11	$3.00	$22,742
3,600,000		Swaption, 3-Month USD-LIBOR, Put	8/24/11	3.75	11,046
1,600,000		Swaption, 3-Month USD-LIBOR, Call	9/12/11	1.80	4,565
1,600,000		Swaption, 3-Month USD-LIBOR, Put	9/12/11	2.50	5,592
6,600,000		Swaption, 3-Month USD-LIBOR, Put	4/30/12	2.00	4,376
1,300,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	6,249
1,500,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	2.75	7,211
2,500,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	9,129
2,500,000		Swaption, 3-Month USD-LIBOR, Put	6/18/12	3.00	9,129
800,000		Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	4,378
9,000,000		Swaption, 3-Month USD-LIBOR, Put	9/24/12	2.25	49,253
3,000,000	EUR	Swaption, 6-Month EUR-LIBOR, Put	7/1/14	10.00	1,447

		Total United States			135,117

		TOTAL OPTIONS WRITTEN (Premiums received — $242,782)			$135,117

Schedules of Investments
(unaudited) (continued)
International Fixed Income Investments
Schedule of Forward Sale Commitments

Face
Amount	Security	Value
$1,000,000	Federal National Mortgage Association (FNMA) 6.000% due 06/01/41 (a)	$1,100,000

	TOTAL FORWARD SALE COMMITMENTS (Proceeds — $1,093,438)	$1,100,000

(a)	This security is traded on a to-be-announced (“TBA”) basis (see Note 1).

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

MUNICIPAL BONDS — 94.8%
Alaska — 2.2%
$1,750,000	AA-	North Slope Boro Alaska, GO, Series A, NPFG-Re-Insured, 5.000% due 6/30/16	$2,036,108

California — 8.3%
1,000,000	AAA	California Infrastructure & Economic Development Bank Revenue, Series A, Prerefunded 1/1/28 @ 100, AMBAC-Insured, 5.000% due 7/1/36(a)	1,197,230
1,050,000	AA-	California Statewide Communities Development Authority, Sutter Health Project, Series A, 5.500% due 8/15/26	1,091,391
1,000,000	AA	Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series C, NPFG-Re-Insured, 5.250% due 7/1/19	1,090,580
1,000,000	AAA	Metropolitan Water District of Southern California, Series C-1, 0.100% due 7/1/36(b)	1,000,000
1,000,000	Baa1(c)	Rancho Mirage Joint Powers Financing Authority, Eisenhower Medical Center, Series A, 5.000% due 7/1/27	891,070
1,000,000	AA-	San Francisco, CA, City & County Public Utilities Commission, Sub-Series D, 5.000% due 11/1/19	1,165,460
1,230,000	Aa1(c)	Santa Monica-Malibu, California, Unified School District, Election of 2006 Project, Series A, FGIC & NPFG-Re-Insured, 5.000% due 8/1/26	1,312,422

		Total California	7,748,153

Colorado — 4.0%
1,000,000	AA+	Colorado Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A, 5.500% due 9/1/22	1,227,400
2,165,000	AA+	Longmont, CO, Sales & Use Tax Revenue, Refunding, 5.250% due 5/15/17	2,547,209

		Total Colorado	3,774,609

Connecticut — 2.3%
1,000,000	AAA	Connecticut State Health & Educational Facility Authority, Yale University Project, Series V-1, 0.080% due 7/1/36(b)	1,000,000
1,000,000	AA	State of Connecticut, GO, Series C, 5.000% due 6/1/17	1,182,940

		Total Connecticut	2,182,940

District of Colombia — 1.2%
1,075,000	AA+	Metropolitan Washington D.C., Airports Authority System, Refunding, Series D, AGM-Insured, AMT, 5.375% due 10/1/18(d)	1,118,957

Florida — 4.8%
1,000,000	A	Florida Municipal Loan Council Revenue, North Miami Beach Water Project, Series B, NPFG-Re-Insured, 5.375% due 8/1/18	1,036,870
1,000,000	A	Jacksonville, FL, Sales Tax Revenue, Better Jacksonville Projects, 5.000% due 10/1/21	1,099,560
1,000,000	A+	Miami-Dade County, FL, Water & Sewer Revenue, XLCA-Insured, 5.000% due 10/1/21	1,077,370
1,075,000	BBB	Port St. Lucie, FL, Florida Stormwater Utility Revenue, NPFG-Re-Insured, 5.000% due 5/1/23	1,089,588
195,000	AA-	Tampa, Florida Utility Tax & Special Revenue, Series A, Prerefunded 10/1/12 @ 101, AMBAC-Insured, 5.250% due 10/1/19(a)	209,777

		Total Florida	4,513,165

Georgia — 2.4%
2,000,000	AA+	Augusta, GA, Water & Sewer Revenue, AGM-Insured, 5.000% due 10/1/21	2,228,320

Illinois — 8.2%
		Chicago, IL:
1,000,000	AA-	Board of Education, GO, School Reform Board, Series A, FGIC & NPFG-Re-Insured, 5.250% due 12/1/20	1,092,160
1,000,000	AA+	Housing Authority Capital Program Revenue, Refunding, AGM-Insured, 5.000% due 7/1/14	1,083,490
		Illinois Finance Authority Revenue:
1,095,000	A3(c)	DePaul University, Series A, 5.375%, due 10/1/19	1,266,115
2,000,000	A	OBG Bradley University, XLCA-Insured, 5.000% due 8/01/34	1,922,940

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Illinois — 8.2%
$1,025,000	AA+	Illinois State Toll Highway Authority, Series A-1, Prerefunded 7/01/16 @ 100, FSA-Insured, 5.000% due 1/1/25(a)	$1,212,975
1,000,000	AA-	University of Illinois, University Revenue, Auxiliary Facilities System, Series B, FGIC & NPFG-Re-Insured, 5.500% due 4/1/19	1,119,150

		Total Illinois	7,696,830

Indiana — 1.1%
1,000,000	AAA	Indiana Health Facility Financing Authority Hospital Revenue, Refunding, Methodist Hospital Industry, Series A, Escrowed to Maturity, 5.750% due 9/1/15(e)	1,003,770

Kansas — 1.2%
1,065,000	AA+	Kansas State Development Finance Authority Revenue, Kansas Transition Revolving Fund, 5.000% due 10/1/20	1,165,749

Massachusetts — 4.1%
1,400,000	AA	Commonwealth of Massachusetts, GO, Series A, NPFG-Re-Insured, 5.250% due 8/1/16	1,661,296
1,000,000	AAA	Massachusetts Bay Transportation Authority Revenue, Series A, 5.250% due 7/1/34	1,114,630
1,000,000	A2(c)	Massachusetts Health & Educational Facilities Authority Revenue, Northeastern University, Series R, 5.000% due 10/1/28	1,023,330

		Total Massachusetts	3,799,256

Michigan — 1.9%
1,750,000	AA+	Kalamazoo Michigan Hospital Finance Authority, Hospital Facilities Revenue, Bronson Hospital A RMK 4/30/08, AGM-Insured, 5.000% due 5/15/26	1,792,245

Minnesota — 0.6%
520,879	AAA	Minneapolis & St. Paul, MN, Housing Finance Board Single Family Mortgage Revenue, Mortgage Backed Securities, Cityliving, Series A-3, GNMA & FNMA-Insured, 5.700% due 4/1/27	553,220

Nevada — 1.6%
1,500,000	AA+	Clark County, NV, GO, Refunding Flood Control, FGIC & NPFG-Re-Insured, 4.750% due 11/1/24	1,539,570

New Jersey — 9.4%
1,000,000	Aa3(c)	Egg Harbor Township School District, GO, AGM-Insured, 5.500% due 7/15/22	1,208,480
1,500,000	A+	New Jersey Health Care Facilities Financing Authority, Atlanticare Regional Medical Center, 5.000% due 7/1/27	1,490,115
		New Jersey State:
1,340,000	Aa2(c)	Manalapan-Englishtown Regional Board of Education, GO, FGIC & NPFG-Re-Insured, 5.750% due 12/1/22	1,670,859
1,000,000	A	Transportation Corp., COP, Series A, AMBAC-Insured, 5.500% due 9/15/15	1,112,070
3,000,000	AA+	Turnpike Authority, Refunding, Series A, AGM-Insured, 5.250% due 1/1/27	3,357,360

		Total New Jersey	8,838,884

New Mexico — 1.3%
1,150,000	AAA	New Mexico Finance Authority Revenue, Senior Lien-Public Project Revolving Fund, Series E, NPFG-Re-Insured, 5.000% due 6/1/29	1,210,133

New York — 5.0%
		New York City, NY:
1,450,000	AAA	Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series E, 5.000% due 6/15/38	1,461,673
1,000,000	AA	Series D, 5.000% due 11/1/27	1,032,200

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

New York — 5.0%
		New York State:
$1,000,000	AA-	Dormitory Authority Revenue, Series B, Mandatory Put 5/15/12 @ 100, 5.250%, due 11/15/23(b)	$1,045,060
1,100,000	AA+	Urban Development Corp., Refunding, Correctional Capital Facilities, Series A, AGM-Insured, 5.250% due 1/01/14	1,166,308

		Total New York	4,705,241

North Carolina — 2.2%
2,000,000	A-	North Carolina Eastern Municipal Power Agency, Series B, 5.000% due 1/1/26	2,051,920

Oregon — 4.0%
1,000,000	AA+	Oregon State Department of Administrative Services, COP, Series A, AGM-Insured, 5.000% due 5/1/24	1,039,880
1,000,000	AA-	Port of Portland Airport Revenue, Portland International Project, Sub-series Twenty C, AMT, 5.000% due 7/1/16(d)	1,116,990
1,330,000	Aa2(c)	Washington & Clackamas Counties School District No 23, GO, NPFG-Re-Insured, 5.000% due 6/15/22	1,542,999

		Total Oregon	3,699,869

Pennsylvania — 2.5%
2,000,000	AA	Commonwealth of Pennsylvania, GO, 5.000% due 7/1/17	2,365,600

Tennessee — 1.0%
1,000,000	BBB+	Knox County, TN, Health & Housing Facilities Revenue, University Health System, 5.250% due 4/1/36	908,500

Texas — 11.0%
2,000,000	AAA	Keller, Texas Independent School District, PSF-GTD-Insured, 4.750% due 8/15/32	2,035,320
2,000,000	AA	RoundRock, Texas, Independent School District, GO, 5.000% due 8/1/33	2,066,700
		Texas State, Transportation Commission:
1,000,000	AAA	5.000%, due 4/1/27	1,074,050
2,575,000	AAA	5.250%, due 4/1/26	3,059,744
1,000,000	A+	University of North Texas, University Revenue, Financing System, Prerefunded 4/15/12 @ 100, FGIC & NPFG-Re-Insured, 5.000% due 4/15/18(a)	1,041,000
1,000,000	AA+	Waxahachie, Texas, GO, Series A, AGM-Insured, 5.000% due 8/1/25	1,064,750

		Total Texas	10,341,564

Virginia — 1.8%
1,550,000	AA+	Virginia Commonwealth Transportation Board, Transportation District Revenue, Series A, 5.000% due 5/15/13	1,684,866

Washington — 8.2%
1,500,000	AAA	Central Puget Sound Regional Transportation Authority, Sales & Use Tax Revenue, Series A, AMBAC-Insured, 5.000% due 11/1/24	1,607,610

2,000,000	AA+	King County, Washington School District No 210 Federal Way, FGIC, NPFG-Re-Insured & School Bond Guarantee, 5.000% due 12/1/23	2,193,620
2,000,000	AA+	State of Washington, GO, Series A, 5.000% due 7/1/22	2,230,360
1,500,000	A+	Washington Health Care Facilities Authority, Revenue Bonds, Series A, 5.000% due 11/1/18	1,634,475

		Total Washington	7,666,065

Schedules of Investments
(unaudited) (continued)
Municipal Bond Investments

Face
Amount	Rating††	Security	Value

Wisconsin — 4.5%
$2,500,000	AA+	State of Wisconsin, Series I, FGIC & NPFG-Re-Insured, 5.000% due 7/1/20	$2,957,925

Wisconsin — 4.5%
1,340,000	BBB	Wisconsin State, HEFA Revenue, Refunding, Divine Savior Healthcare, 5.500% due 5/1/26	1,268,189

		Total Wisconsin	4,226,114

		TOTAL MUNICIPAL BONDS (Cost — $85,765,245)	88,851,648

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $85,765,245)	88,851,648

SHORT-TERM INVESTMENTS — 3.9%
TIME DEPOSITS- 3.9%
3,664,329		Bank of America — London, 0.030% due 6/1/11 (Cost — $3,664,329)	$3,664,329

		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,664,329)	3,664,329

		TOTAL INVESTMENTS — 98.7% (Cost — $89,429,574 #)	92,515,977

		Other Assets in Excess of Liabilities — 1.3%	1,222,951

		TOTAL NET ASSETS — 100.0%	$93,738,928

††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted. All ratings are unaudited.

(a)	Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

(c)	Rating by Moody’s Investors Service. All ratings are unaudited.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— Ambac Assurance Corporation

AMT	— Alternative Minimum Tax

COP	— Certificate of Participation

FGIC	— Financial Guarantee Insurance Company

FNMA	— Federal National Mortgage Association

FSA	— Financial Security Assurance

GNMA	— Government National Mortgage Association

GO	— General Obligation

HEFA	— Health & Education Facility Authority

NPFG	— National Public Finance Guarantee Corp.

XLCA	— XL Capital Assurance Inc.
See pages 127 to 129 for definition of ratings.

Schedules of Investments
(unaudited) (continued)
Summary of Investments by Industry^

Education	22.1%
General Obligation	20.5
Transportation	18.5
Health Care Providers & Services	9.9
Utilities	7.8
Development	4.8
Water and Sewer	3.6
Airport	2.4
Public Facilities	2.4
Power	2.2
Housing	1.8
Short-Term Investments	4.0

100.0%

^	As a percentage of total investments.

Schedules of Investments
(unaudited) (continued)
Money Market Investments

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.7%
CERTIFICATES OF DEPOSIT — 5.6%
$1,500,000	Canadian Imperial Bank of Commerce of New York, 0.473% due 5/4/12(a)	$1,502,561
2,000,000	Commonwealth Bank of Australia, 0.270% due 7/8/11	2,000,000
1,000,000	Royal Bank of Canada, 0.248% due 2/14/12(a)	1,000,000
3,000,000	UBS AG of Stamford, Connecticut, 0.325% due 9/9/11	3,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $7,502,561)	7,502,561

COMMERCIAL PAPER — 84.8%
3,000,000	Alpine Securitization Corp., 0.160% due 6/8/11(b)(c)	2,999,907
	Amsterdam Funding Corp.:
3,000,000	0.170% due 6/28/11(b)(c)	2,999,617
3,000,000	0.220% due 7/26/11(b)(c)	2,998,992
3,000,000	Atlantic Asset Securitization LLC, 0.160% due 8/3/11(b)(c)	2,998,897
2,500,000	Bank of Nova Scotia, 0.240% due 10/26/11(b)	2,497,550
6,500,000	Barclays U.S. Funding LLC, 0.100% due 6/1/11(b)	6,499,999
2,000,000	BASF SE, 0.200% due 6/28/11(b)(c)	1,999,700
3,000,000	BPCE SA, 0.340% due 8/19/11(b)(c)	2,997,762
5,000,000	Bryant Park Funding LLC, 0.100% due 6/1/11(b)(c)	5,000,000
1,000,000	Caisse d’Amortissement de la Dette Sociale, 0.270% due 6/14/11(b)(c)	999,903
5,000,000	Cargill Global Funding PLC, 0.100% due 6/6/11(b)(c)	4,999,931
5,000,000	Chariot Funding LLC, 0.100% due 6/7/11(b)(c)	4,999,917
3,000,000	Credit Agricole North America Inc., 0.200% due 6/1/11(b)	3,000,000
3,000,000	Crown Point Capital Co. LLC, 0.320% due 8/18/11(b)(c)	2,997,920
1,600,000	Danske Corp., 0.165% due 6/29/11(b)(c)	1,599,795
3,000,000	DnB NOR Bank ASA, 0.220% due 8/10/11(b)(c)	2,998,717
3,000,000	Falcon Asset Securitization Co. LLC, 0.200% due 7/18/11(b)(c)	2,999,217
2,500,000	General Electric Capital Corp., 0.260% due 7/25/11(b)	2,499,025
1,000,000	Hannover Funding Co. LLC, 0.300% due 6/27/11(b)(c)	999,783
3,000,000	ING (U.S.) Funding LLC, 0.200% due 8/9/11(b)	2,998,850
3,000,000	Lloyds TSB Bank PLC, 0.235% due 6/3/11(b)	2,999,961
3,000,000	Manhattan Asset Funding Co. LLC, 0.250% due 6/2/11(b)(c)	2,999,979
3,000,000	Market Street Funding LLC, 0.170% due 8/26/11(b)(c)	2,998,782
2,000,000	National Australia Funding Delaware Inc., 0.245% due 6/1/11(b)(c)	2,000,000
3,000,000	Nationwide Building Society, 0.270% due 7/27/11(b)(c)	2,998,740
2,000,000	NRW.BANK, 0.200% due 6/27/11(b)(c)	1,999,711
2,000,000	Old Line Funding LLC, 0.250% due 6/21/11(b)(c)	1,999,722
2,600,000	Paccar Financial Corp., 0.150% due 6/1/11(b)	2,600,000
4,156,000	Praxair Inc., 0.060% due 6/7/11(b)	4,155,958
2,900,000	Rabobank USA Financial Corp., 0.270% due 10/14/11(b)	2,897,064
2,000,000	Royal Bank of Canada, 0.240% due 6/9/11(b)	1,999,893
3,000,000	Salisbury Receivables Co. LLC, 0.160% due 6/1/11(b)(c)	3,000,000
3,000,000	Societe Generale North America Inc., 0.240% due 8/1/11(b)	2,998,780
1,800,000	Starbird Funding Corp., 0.220% due 8/10/11(b)(c)	1,799,230
5,000,000	Thames Asset Global Securization No. 1 Inc., 0.110% due 6/6/11(b)(c)	4,999,924
3,000,000	Versailles Commercial Paper LLC, 0.280% due 8/17/11(b)(c)	2,998,203
3,000,000	Westpac Securities NZ Ltd., 0.240% due 9/26/11(b)(c)	2,997,660
3,000,000	Windmill Funding Corp., 0.220% due 7/27/11(b)(c)	2,998,973

	TOTAL COMMERCIAL PAPER (Cost — $113,528,062)	113,528,062

TIME DEPOSITS — 0.6%
850,475	Bank of America — London, 0.030% due 6/1/11	850,475
731	BBH — Grand Cayman, 0.030% due 6/1/11	731

	TOTAL TIME DEPOSITS (Cost — $851,206)	851,206

Schedules of Investments
(unaudited) (continued)
Money Market Investments

Face
Amount	Security	Value

U.S. GOVERNMENT AGENCIES — 7.9%
$1,500,000	Federal Home Loan Bank (FHLB), 0.750% due 7/8/11	$1,500,512
	Federal Home Loan Bank (FHLB), Discount Notes:
1,000,000	0.205% due 7/20/11(b)	999,721
1,000,000	0.200% due 10/17/11(b)	999,233
	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes:
1,000,000	0.200% due 8/23/11(b)	999,539
1,000,000	0.200% due 10/19/11(b)	999,222
	Federal National Mortgage Association (FNMA), Discount Notes:
3,000,000	0.110% due 6/2/11(b)	2,999,991
2,000,000	0.200% due 7/27/11(b)	1,999,378

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $10,497,596)	10,497,596

U.S. GOVERNMENT OBLIGATION — 0.8%
1,000,000	U.S. Treasury Note, 0.875% due 2/29/12 (Cost — $1,003,802)	1,003,802

	TOTAL SHORT-TERM INVESTMENTS (Cost — $133,383,227)	133,383,227

	TOTAL INVESTMENTS — 99.7% (Cost — $133,383,227 #)	133,383,227

	Cash and Other Assets in Excess of Liabilities — 0.3%	432,006

	TOTAL NET ASSETS — 100.0%	$133,815,233

(a)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2011.

(b)	Rate shown represents yield-to-maturity.

(c)	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

PLC	— Public Limited Company

Bond Ratings (unaudited)
The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
Short-Term Security Ratings (unaudited)
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature— VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
Notes to Schedules of Investments (unaudited)
1. Organization and Significant Accounting Policies
Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments, High Yield Investments, International Fixed Income Investments, Municipal Bond Investments and Money Market Investments, (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of the Consulting Group Capital Markets Funds (the “Trust”) except for International Fixed Income Investments, which is non-diversified. The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
(a) Investment Valuation. Each Fund calculates its NAV once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally at 4:00 p.m. Eastern time) on each day the NYSE is open. If the NYSE closes early, the Funds may accelerate calculation of NAV. Portfolio securities of Money Market Investments will be valued at amortized cost. Portfolio securities for each Fund (other than Money Market Investments) for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the London Stock Exchange.
Exchange-traded options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved broker-dealers will be valued using those automated broker-dealer quotations. Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap agreement. Foreign currency contracts are valued using the official closing price for such contracts on the London Stock Exchange.
Portfolio securities traded in the over the counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask price. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved pricing service; such valuations will be determined by the pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities.
Overnight repurchase agreements and repurchase agreements maturing in seven days or less will be valued at cost. Term repurchase agreements maturing in more than seven days will be valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by the Manager.
When market quotations are not readily available or are determined to be unreliable by the Trust’s Valuation Committee, the Funds will price such securities pursuant to fair value procedures adopted by the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its NAV. The Board has authorized the use of an independent pricing service to fair value foreign securities in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Trust’s Valuation Committee.
The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820 —Fair Value Measurement and Disclosures (“ASC 820”), effective September 1, 2008. ASC 820 defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurement. ASC 820 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the funds (observable inputs) and (2) the funds’ own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The three levels defined by the ASC 820 hierarchy are as follows:
Level 1— Unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments.)
In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s securities using the fair value hierarchy:

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	May 31, 2011	(Level 1)*	Inputs (Level 2)*	Inputs (Level 3)
Large Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$316,978,042	$316,978,042	$—	$—
Consumer Staples	62,919,772	62,919,772	—	—
Energy	236,550,485	236,550,485	—	—
Financials	104,731,929	104,731,929	—	—
Health Care	229,644,811	229,644,811	—	—
Industrials	281,515,663	281,515,663	—	—
Information Technology	601,176,561	601,176,561	—	—
Materials	60,726,184	60,726,184	—	—
Telecommunication Services	26,107,486	26,107,486	—	—
Short-term:
Money Market Fund	20,857,014	20,857,014	—	—
Time Deposits	48,493,815	—	48,493,815	—
U.S. Government Agency	12,479,996	—	12,479,996	—

Total — Investments, at value	$2,002,181,758	$1,941,207,947	$60,973,811	$—

Large Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$75,447,601	$75,447,601	$—	$—
Consumer Staples	147,955,594	147,955,594	—	—
Energy	222,979,000	222,979,000	—	—
Financials	208,342,466	208,342,466	—	—
Health Care	186,783,162	186,783,162	—	—
Industrials	153,798,170	153,798,170	—	—
Information Technology	184,379,148	184,379,148	—	—
Materials	31,655,803	31,655,803	—	—
Telecommunication Services	70,347,672	70,347,672	—	—
Utilities	61,976,245	61,976,245	—	—
Warrants:
Financials	5,155,800	5,155,800	—	—
Short-term:
Money Market Fund	53,171,335	53,171,335	—	—
Time Deposits	45,798,429	—	45,798,429	—

Total — Investments, at value	$1,447,790,425	$1,401,991,996	$45,798,429	$—

Small Capitalization Growth Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$55,986,914	$55,986,914	$—	$—
Consumer Staples	2,360,375	2,360,375	—	—
Energy	27,191,796	27,191,796	—	—
Financials	7,649,079	7,649,079	—	—
Health Care	51,613,631	51,613,631	—	—
Industrials	52,738,317	52,738,317	—	—
Information Technology	128,683,232	128,683,232	—	—
Materials	9,876,864	9,876,864	—	—
Short-term:
Money Market Fund	56,340,107	56,340,107	—	—
Time Deposits	13,898,117	—	13,898,117	—

Total — Investments, at value	$406,338,432	$392,440,315	$13,898,117	$—

Small Capitalization Value Equity Investments
Investments, at value
Common Stocks:
Consumer Discretionary	$39,031,988	$39,031,988	$—	$—
Consumer Staples	10,620,970	10,620,970	—	—
Energy	16,341,837	16,341,837	—	—
Financials	47,565,758	47,565,758	—	—
Health Care	12,878,859	12,878,859	—	—
Industrials	57,228,351	57,228,351	—	—
Information Technology	19,829,743	19,829,743	—	—
Materials	36,146,825	36,146,825	—	—
Telecommunication Services	674,442	674,442	—	—
Utilities	12,437,981	12,437,981	—	—
Short-term:
Commercial Paper	3,814,987	—	3,814,987	—
Money Market Fund	14,879,039	14,879,039	—	—
Time Deposits	11,268,052	—	11,268,052	—

Total — Investments, at value	$282,718,832	$267,635,793	$15,083,039	$—

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	May 31, 2011	(Level 1)*	Inputs (Level 2)*	Inputs (Level 3)
International Equity Investments
Investments, at value
Common Stocks:
United Kingdom	$103,262,772	$—	$103,239,674	$23,098
Japan	92,006,894	—	92,006,894	—
Germany	62,055,167	—	62,055,167	—
France	57,490,425	—	57,490,425	—
Switzerland	49,392,763	—	49,392,763	—
Hong Kong	28,887,989	2,087,513	26,800,476	—
Netherlands	28,874,273	5,341,271	23,533,002	—
Canada	26,743,813	26,743,813	—	—
Brazil	24,093,999	24,093,999	—	—
Other Countries	149,034,882	31,558,843	117,476,039	—
Preferred Stocks:
Germany	4,250,438	—	4,250,438	—
Italy	39,879	—	39,879	—
Rights:
Germany	428,890	—	428,890	—
Units:
Brazil	—	—	—	—
Warrants:
Luxembourg	1,867,316	—	1,867,316	—
Short-term:
Money Market Fund	34,516,319	34,516,319	—	—
Time Deposits	14,953,405	—	14,953,405	—

Total — Investments, at value	$677,899,224	$124,341,758	$553,534,368	$23,098

Other Financial Instruments
Forward Foreign Currency Contracts	$(97,929)	$—	$(97,929)	$—

Total — Other Financial Instruments	$(97,929)	$—	$(97,929)	$—

Emerging Markets Equity Investments
Investments, at value
Common Stocks:
Brazil	$157,157,115	$157,157,115	$—	$—
South Korea	137,544,077	17,562,170	119,981,907	—
China	90,370,876	9,476,258	80,894,618	—
South Africa	79,833,197	7,068,754	72,764,443	—
Russia	76,411,174	76,356,128	55,046	—
Taiwan	51,411,259	18,377,771	33,033,488	—
Indonesia	43,504,910	16,099,900	27,405,010	—
Mexico	42,662,146	42,662,146	—	—
Turkey	32,446,444	3,602,547	28,843,897	—
Other Countries	154,382,930	78,325,882	76,057,048	—
Preferred Stocks:
Brazil	26,276,176	26,276,176	—	—
South Korea	1,225,612	—	1,225,612	—
Exchange-Traded Securities (ETFs):
United States	12,587,599	12,587,599	—	—
Rights:
Brazil	7	7	—	—
Short-term:
Money Market Fund	27,996,802	27,996,802	—	—
Time Deposits	46,915,915	—	46,915,915	—

Total — Investments, at value	$980,726,239	$493,549,255	$487,176,984	$—

Other Financial Instruments
Forward Foreign Currency Contracts	$(123,792)	$—	$(123,792)	$—
Futures Contracts	458,207	458,207	—	—

Total — Other Financial Instruments	$334,415	$458,207	$(123,792)	$—

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	May 31, 2011	(Level 1)*	Inputs (Level 2)*	Inputs (Level 3)
Core Fixed Income Investments
Investments, at value
Mortgage-Backed Securities	$330,833,398	$—	$330,833,398	$—
Asset-Backed Securities	9,388,059	—	9,388,059	—
Collateralized Mortgage Obligations	161,562,489	—	161,562,489	—
Corporate Bonds & Notes	244,441,003	—	244,441,003	—
Commercial Banks	5	—	—	5
Municipal Bonds	21,174,368	—	21,174,368	—
Sovereign Bonds	31,635,440	—	31,635,440	—
U.S. Government & Agency Obligations	177,841,971	—	177,841,971	—
Common Stocks:
Energy	4,275	4,275	—	—
Convertible Preferred Stocks:
Consumer Discretionary	13,800	13,800	—	—
Warrants:
Energy	1,190	—	1,190	—
Short-term:
Commercial Paper	10,161,042	—	10,161,042	—
Money Market Fund	775,012	775,012	—	—
Repurchase Agreements	78,900,000	—	78,900,000	—
Sovereign Bonds	8,292,087	—	8,292,087	—
Time Deposits	39,149,626	—	39,149,626	—
U.S. Government Agencies	16,473,500	—	16,473,500	—
U.S. Government Obligations	14,512,672	—	14,512,672	—

Total — Investments, at value	$1,145,159,937	$793,087	$1,144,366,845	$5

Other Financial Instruments
Credit Default Swaps	$(94,365)	$—	$(94,365)	$—
Forward Foreign Currency Contracts	(250,640)	—	(250,640)	—
Forward Sale Commitments	(47,363,269)	—	(47,363,269)	—
Futures Contracts	571,010	571,010	—	—
Interest Rate Swaps	204,544	—	204,544	—
Options Written	(478,237)	(83,150)	(395,087)	—

Total — Other Financial Instruments	$(47,410,957)	$487,860	$(47,898,817)	$—

High Yield Investments
Investments, at value
Corporate Bonds & Notes	$185,753,292	$—	$185,753,292	$—
Paper & Forest Products	422,100	—	—	422,100
Hotels, Restaurants & Leisure	14	—	—	14
Collateralized Mortgage Obligations	8,971	—	—	8,971
Senior Loans	217,131	—	217,131	—
Common Stocks:
Consumer Discretionary	1,087,770	1,087,770	—	—
Energy	244,362	30,947	213,415	—
Financials	9,721	—	9,721
Industrials	42,082	42,082	—	—
Information Technology	158	—	158	—
Materials	56,652	56,652	—
Preferred Stocks:
Financials	3,080,003	3,080,003	—	—
Information Technology	36	—	36
Convertible Preferred Stocks:
Consumer Discretionary	709,650	709,650	—	—
Financials	2,101,594	2,101,594	—	—
Warrants:
Consumer Discretionary	186,441	178,891	7,550	—
Energy	8,608	—	8,608	—
Industrials	148,621	—	148,621	—
Short-term:
Money Market Fund	7,889,427	7,889,427	—	—
Time Deposits	14,964,198	—	14,964,198	—

Total — Investments, at value	$216,930,831	$15,177,016	$201,322,730	$431,085

International Fixed Income Investments
Investments, at value
Sovereign Bonds:
Germany	$30,850,255	$—	$30,850,255	$—
France	16,488,340	—	16,488,340	—
Japan	14,092,834	—	14,092,834	—
Italy	12,346,071	—	12,346,071	—
Canada	10,964,458	—	10,964,458	—
Belgium	6,590,441	—	6,590,441	—
Netherlands	5,305,727	—	5,305,727	—
Australia	4,533,977	—	4,533,977	—
Norway	2,492,366	—	2,492,366	—
Other Countries	5,288,025	—	5,288,025	—
Asset-Backed Securities	929,174	—	929,174	—
Collateralized Mortgage Obligations	15,280,089	—	15,280,089	—

		Unadjusted Quoted Prices
		in
		Active Markets for	Significant	Significant
	Total Fair Value at	Identical Investments	Observable	Unobservable
	May 31, 2011	(Level 1)*	Inputs (Level 2)*	Inputs (Level 3)
Corporate Bonds & Notes
United States	31,202,772	—	31,202,772	—
France	7,052,062	—	7,052,062	—
United Kingdom	6,619,354	—	6,619,354	—
Australia	6,046,916	—	6,046,916	—
Netherlands	4,072,015	—	4,072,015	—
Norway	2,384,630	—	2,384,630	—
Luxembourg	2,051,505	—	2,051,505	—
Canada	1,647,175	—	1,647,175	—
Ireland	1,570,000	—	1,570,000	—
Other Countries	11,043,734	—	11,043,734	—
Mortgage-Backed Securities	4,852,731	—	4,852,731	—
Municipal Bonds	2,255,251	—	2,255,251	—
U.S. Government & Agency Obligations	1,079,917	—	1,079,917	—
Purchased Options	17,430	—	17,430	—
Short-term:
Corporate Note	795,932	—	795,932	—
Repurchase Agreements	14,100,000	—	14,100,000	—
Time Deposits	2,902,581	—	2,902,581	—
U.S. Government Agency	199,983	—	199,983	—
U.S. Government Obligations	741,897	—	741,897	—

Total — Investments, at value	$225,797,642	$—	$225,797,642	$—

Other Financial Instruments
Credit Default Swaps	$325,939	$—	$325,939	$—
Forward Foreign Currency Contracts	(2,250,030)	—	(2,250,030)	—
Forward Sale Commitments	(1,100,000)	—	(1,100,000)	—
Futures Contracts	30,264	30,264	—	—
Interest Rate Swaps	161,753	—	161,753	—
Options Written	(135,117)	—	(135,117)	—

Total — Other Financial Instruments	$(2,967,191)	$30,264	$(2,997,455)	$—

Municipal Bond Investments
Investments, at value
Municipal Bonds	$88,851,648	$—	$88,851,648	$—
Short-term:
Time Deposits	3,664,329	—	3,664,329	—

Total — Investments, at value	$92,515,977	$—	$92,515,977	$—

Money Market Investments
Investments, at value
Short-term:
Certificates of Deposit	$7,502,561	$—	$7,502,561	$—
Commercial Paper	113,528,062	—	113,528,062	—
Time Deposits	851,206	—	851,206	—
U.S. Government Agencies	10,497,596	—	10,497,596	—
U.S. Government Obligations	1,003,802	—	1,003,802	—

Total — Investments, at value	$133,383,227	$—	$133,383,227	$—

*	Significant transfers between Levels 1 and 2 included securities valued at $434,120,915 and $404,766,566 at May 31, 2011, in the International Equity Investments and Emerging Markets Equity Investments, respectively, included in Level 2 that had previously been included in Level 1 at August 31, 2010. These changes were primarily the result of certain foreign securities using a systematic fair value model at May 31, 2011 but not the prior year end.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2010, through May 31, 2011:

		Collateralized		Corporate
		Mortgage	Common	Bonds &		Preferred
	Total	Obligations	Stocks	Notes	Warrants	Stocks

International Equity Investments
Balance as of August 31, 2010	$85	$—	$85	$—	$—	$—
Change in unrealized appreciation (depreciation)	6	—	6	—	—	—
Transfers into Level 3	23,007	—	23,007	—	—	—
Balance as of May 31, 2011	$23,098	$—	$23,098	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2011	$(78,551)	$—	$(78,551)	$—	$—	$—

Core Fixed Income Investments
Balance as of August 31, 2010	$52,451	$52,451	$—	$—	$—	$—
Total realized gain (loss)	2,944	—	—	2,944	—	—
Change in unrealized appreciation (depreciation)	(52,451)	(52,451)	—	—	—	—
(Sales)	(2,944)	—	—	(2,944)	—	—
Transfers into Level 3	5	—	—	5	—	—
Balance as of May 31, 2011	$5	$—	$—	$5	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2011	$—	$—	$—	$—	$—	$—

High Yield Investments
Balance as of August 31, 2010	$9,930	$—	$9,879	$14	$1	$36
Total realized gain (loss)	21,291	—	—	21,291	—	—
Purchases	422,100	—	—	422,100	—	—
(Sales)	(21,291)		—	(21,291)	—	—
Transfers into Level 3	8,971	8,971	—	—	—	—
Transfers out of Level 3	(9,916)	—	(9,879)	—	(1)	(36)
Balance as of May 31, 2011	$431,085	$8,971	$—	$422,114	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2011	$26,898	$26,898	$—	$—	$—	$—

(b) Accounting for Derivative Instruments. In August 2009, the Funds adopted the FASB ASC 815-10-15-2 and ASC 815-10-65-1, Disclosure about Derivative Instruments and Hedging Activities, an amendment of FASB ASC 815 (“ASC 815-10-15-2 and ASC 815-10-65-1”). ASC 815-10-15-2 and ASC 815-10-65-1 establish disclosure requirements for derivative instruments and hedging activities. ASC 815-10-15-2 and ASC 815-10-65-1 require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
In September 2008, FASB Staff Position ASC 815-10, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB ASC 815 and FASB ASC 460-10; and Clarification of the Effective Date of FASB ASC 815-10-15-2 and ASC 815-10-65-1” (“Amendment”) was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The Amendment requires enhanced disclosures regarding a fund’s credit derivatives holdings, including credit default swaps, credit spread options, and hybrid financial instruments containing embedded credit derivatives. The Funds adopted this amendment in May 2009.
All open derivative positions at period-end for each Fund are disclosed in Note 3 to these Financial Statements.
Following is a description of the derivative instruments utilized by the Funds during the reporting period, including the primary underlying risk exposures related to each instrument type:
(i) Futures Contracts. Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.
A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(iii) Purchased Options. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option.
A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(iv) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(v) Swaptions. Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Assets and Liabilities and Statements of Operations. Gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(vi) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.
Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed.
(vii) Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.
Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
An upfront payment received by the Fund, as the protector, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.
(viii) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage.
Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.
The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact the Fund.
(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped securities can be principal-only securities, which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.
The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.
(e) Time Deposits. The Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Funds.
(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Such collateral is maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. All collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in either an unaffiliated registered money market fund or Money Market Investments. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. The Funds have the right under the securities lending agreement to recover any loaned securities from the borrower on demand. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. At May 31, 2011, the aggregate market value of the loaned securities and the value of the collateral each Fund received were as follows:

Loan Securities

	Market Value of	Value of
Fund	Securities on Loan	Collateral Held

Large Capitalization Growth Investments	$20,448,157	$20,857,014
Large Capitalization Value Equity Investments	52,281,200	53,171,335
Small Capitalization Growth Investments	55,117,015	56,340,107
Small Capitalization Value Equity Investments	14,679,757	14,879,039
International Equity Investments	33,879,654	34,516,319
Emerging Markets Equity Investments	27,224,855	27,996,802
Core Fixed Income Investments	749,295	775,012
High Yield Investments	7,579,769	7,889,427
(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.
The risk of engaging in short sale transactions is that selling short magnifiers the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund will account for dollar roll transactions as purchases and sales and will realize the gain or loss at the time the transaction is entered into on these transactions.
Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Risk. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(l) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional interest income accruals and consider the Fund’s ability to realize interest accrued up to the date of default.
(m) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(n) Distributions to Shareholders. Distributions from net investment income for Large Capitalization Growth Investments, Large Capitalization Value Equity Investments, Small Capitalization Growth Investments, Small Capitalization Value Equity Investments, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Investments, High Yield Investments and Municipal Bond Investments, if any, are declared and paid on a monthly basis.
Distributions on the shares of Money Market Investments are declared each business day to shareholders of record that day, and are paid on the last business day of the month.
The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2010 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses.
(p) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.
(q) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the investment manager and/or Sub-adviser pursuant to procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).
(r) Indemnification. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

2. Investments
At May 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Unrealized Appreciation/Depreciation

	Gross	Gross	Net Unrealized
	Unrealized	Unrealized	Appreciation/
Fund	Appreciation	Depreciation	Depreciation

Large Capitalization Growth Investments	$474,850,157	$(19,143,508)	$455,706,649
Large Capitalization Value Equity Investments	283,667,318	(23,968,067)	259,699,251
Small Capitalization Growth Investments	106,477,874	(7,950,741)	98,527,133
Small Capitalization Value Equity Investments	87,054,635	(3,323,840)	83,730,795
International Equity Investments	154,076,069	(6,801,134)	147,274,935
Emerging Markets Equity Investments	264,834,011	(10,396,238)	254,437,773
Core Fixed Income Investments	47,019,278	(18,026,926)	28,992,352
High Yield Investments	18,018,558	(3,717,083)	14,301,475
International Fixed Income Investments	17,546,550	(2,723,159)	14,823,391
Municipal Bond Investments	3,663,271	(576,868)	3,086,403

At May 31, 2011, Emerging Markets Equity Investment, Core Fixed Income Investments and International Fixed Income Investments had open future contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

	Number of	Expiration	Market	Unrealized
Emerging Markets Equity Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
FTSE/JSE Top 40 Index	77	6/11	$3,314,800	$156,616
Hang Seng China Enterprises Index	63	6/11	5,311,155	214,876
MSCI Taiwan Stock Index	87	6/11	2,783,130	86,715

Net Unrealized Gain on Open Futures Contracts				$458,207

	Number of	Expiration	Market	Unrealized
Core Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
3-Month Euribor Interest Rate September Futures	320	9/11	$113,050,749	$102,188
3-Month Euro Euribor Interest Rate March Futures	18	3/12	6,341,639	29,379
90-Day Eurodollar December Futures	478	12/11	119,022,000	375,525
90-Day Eurodollar June Futures	17	6/11	3,463,977	9,780
90-Day Eurodollar March Futures	12	3/12	2,985,300	10,838
Euro-Bobl June Futures	185	6/11	31,090,753	172,083
Euro-Bobl September Futures	12	9/11	2,007,383	(345)
U.S. Treasury 10-Year Note September Futures	60	9/11	7,356,563	85,625
U.S. Ultra Bond September Futures	54	9/11	6,969,375	81,446

				866,519

Contracts to Sell:
U.S. Treasury 10-Year Note September Futures	177	9/11	21,701,860	(193,227)
U.S. Treasury 2-Year Note September Futures	88	9/11	19,288,500	(25,453)
U.S. Treasury 5-Year Note September Futures	84	9/11	10,007,813	(57,493)
U.S. Treasury Long Bond September Futures	41	9/11	5,118,594	(19,336)

				(295,509)

Net Unrealized Gain on Open Futures Contracts				$571,010

	Number of	Expiration	Market	Unrealized
International Fixed Income Investments	Contracts	Date	Value	Gain (Loss)

Contracts to Buy:
90-Day Eurodollar June Futures	24	6/12	$5,961,600	$12,600
90-Day Eurodollar March Futures	32	3/12	7,960,800	51,200
90-Day Eurodollar September Futures	26	9/12	6,444,425	19,825
Japan Government 10-Year Bond September Futures	21	9/11	36,270,496	(41,331)
United Kingdom Long Gilt September Futures	35	9/11	6,908,353	2,876

				45,170

Contracts to Sell:
U.S. Treasury 10-Year Note September Futures	18	9/11	2,206,969	(14,906)

Net Unrealized Gain on Open Futures Contracts				$30,264

At May 31, 2011, International Fixed Income Investments held purchased options with a total cost of the following:

	Calls	Puts

International Fixed Income Investments	$13,023	$0

During the period ended May 31, 2011, written option transactions for the Core Fixed Income Investments and International Fixed Income Investments were as follows:

	Number of	Premiums
Core Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2010	45,800,088	$330,175
Options written	85,100,981	1,003,946
Options closed	(2,900,853)	(448,142)
Options expired	(34,500,148)	(252,312)

Options written, outstanding at May 31, 2011	93,500,068	$633,667

	Number of	Premiums
International Fixed Income Investments	Contracts	Received

Options written, outstanding at August 31, 2010	25,800,000	$195,126
Options written	36,400,254	322,999
Options closed	(600,218)	(116,446)
Options expired	(24,000,036)	(158,897)

Options written, outstanding at May 31, 2011	37,600,000	$242,782

At May 31, 2011, International Equity Investments, Emerging Markets Equity Investments, Core Fixed Income Investments and International Fixed Income Investments had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:
International Equity Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Japanese Yen	108,484,404	SSB	$1,334,627	7/8/11	$(4,208)

Contracts to Sell:
Euro	4,744,600	SSB	6,805,593	8/24/11	(100,451)
Euro	3,221,400	SSB	4,609,922	11/9/11	6,730

					(93,721)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(97,929)

Emerging Markets Equity Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
New Taiwan Dollar	71,070,000	BOA	$2,481,062	6/3/11	$(14,374)
New Taiwan Dollar	71,070,000	BOA	2,481,517	7/1/11	25,322
South African Rand	20,621,700	UBS	3,023,638	6/3/11	(107,966)
South African Rand	20,621,700	RBS	3,010,080	7/1/11	76,695

					(20,323)

Contracts to Sell:
New Taiwan Dollar	71,070,000	BOA	2,481,062	6/3/11	(24,442)
South African Rand	20,621,700	RBS	3,023,637	6/3/11	(79,027)

					(103,469)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(123,792)

Core Fixed Income Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	2,888,807	HSBC	$1,823,972	6/2/11	$(4,503)
Brazilian Real	2,990,933	UBS	1,888,454	6/2/11	14,109
Brazilian Real	1,965,145	JPM	1,220,610	8/15/11	30,610
Euro	717,000	BCLY	1,029,498	7/18/11	4,848
Indian Rupee	61,759,483	BCLY	1,355,083	8/12/11	38,811
Indian Rupee	42,910,920	HSBC	941,521	8/12/11	(8,676)
Korean Won	6,364,804,600	JPM	5,873,207	8/12/11	77,274
Malaysian Ringgit	37,770	BCLY	12,483	8/11/11	313
Mexican Peso	32,815,678	HSBC	2,823,024	7/7/11	12,024
Mexican Peso	32,815,678	HSBC	2,788,325	11/18/11	13,379
New Taiwan Dollar	64,005,160	BCLY	2,246,696	1/11/12	13,439
Norwegian Krone	16,359,000	DUB	3,025,082	8/8/11	(76,856)
Pound Sterling	306,000	RBC	502,915	6/13/11	3,140
Singapore Dollar	1,944,333	DUB	1,575,124	6/9/11	83,339
Singapore Dollar	1,206,441	GSC	977,350	6/9/11	35,583
Singapore Dollar	1,000,000	RBS	810,151	9/9/11	5,626
Yuan Renminbi	5,093,517	HSBC	786,306	6/15/11	20,306
Yuan Renminbi	636,480	RBS	98,570	9/14/11	2,570
Yuan Renminbi	1,524,900	UBS	236,158	9/14/11	6,158
Yuan Renminbi	2,668,930	DUB	414,212	11/4/11	(3,788)
Yuan Renminbi	2,119,040	DUB	329,022	11/15/11	9,022
Yuan Renminbi	26,621,894	BCLY	4,148,367	2/13/12	10,035
Yuan Renminbi	2,758,061	DUB	429,776	2/13/12	1,950
Yuan Renminbi	1,914,000	HSBC	298,250	2/13/12	(1,750)
Yuan Renminbi	12,460,782	JPM	1,941,706	2/13/12	(8,228)
Yuan Renminbi	1,271,284	UBS	198,098	2/13/12	679
Yuan Renminbi	7,449,727	DUB	1,176,128	2/1/13	(1,455)
Yuan Renminbi	3,117,681	GSC	492,205	2/1/13	(4,795)
Yuan Renminbi	5,093,517	JPM	804,141	2/1/13	(6,541)

					266,623

Contracts to Sell:
Australian Dollar	7,601,000	DUB	8,070,707	6/30/11	(89,041)
Brazilian Real	2,888,807	HSBC	1,823,971	6/2/11	(118,265)
Brazilian Real	2,990,933	UBS	1,888,454	6/2/11	2,341
Brazilian Real	2,939,870	UBS	1,831,660	8/2/11	(13,109)
Canadian Dollar	4,563,000	BNP	4,706,967	6/20/11	(38,187)
Canadian Dollar	8,313,000	JPM	8,575,284	6/20/11	(81,780)
Canadian Dollar	5,072,000	UBS	5,232,027	6/20/11	(599)
Euro	1,829,000	BNP	2,626,153	7/18/11	(29,310)
Euro	5,276,000	JPM	7,575,497	7/18/11	37,297
Euro	3,449,729	CSFB	4,949,098	8/18/11	(37,374)
Japanese Yen	84,039,000	JPM	1,033,913	7/14/11	(30,648)
Japanese Yen	99,140,300	CSFB	1,219,910	8/18/11	7,605
Mexican Peso	32,815,678	HSBC	2,823,024	7/7/11	(11,055)
Norwegian Krone	8,890,000	BCLY	1,643,925	8/8/11	(31,408)
Pound Sterling	1,936,000	CSFB	3,181,840	6/13/11	(75,799)
Singapore Dollar	1,000,000	RBS	810,110	6/9/11	(5,605)
Yuan Renminbi	5,093,517	JPM	786,306	6/15/11	(2,326)

					(517,263)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(250,640)

International Fixed Income Investments

	Local				Unrealized
Foreign Currency	Currency	Counterparty	Market Value	Settlement Date	Gain (Loss)

Contracts to Buy:
Brazilian Real	736,027	HSBC	$464,722	6/2/11	$30,026
Brazilian Real	736,027	UBS	464,722	6/2/11	(1,147)
Brazilian Real	736,027	UBS	458,575	8/2/11	3,282
Canadian Dollar	93,000	JPM	95,934	6/20/11	915
Canadian Dollar	1,584,000	RBS	1,633,977	6/20/11	(1,863)
Indian Rupee	34,627,135	BCLY	759,764	8/12/11	21,760
Indian Rupee	4,700,000	DUB	103,124	8/12/11	2,589
Japanese Yen	201,686,000	HSBC	2,481,298	7/14/11	53,102
Japanese Yen	31,090,000	RBC	382,493	7/14/11	(2,506)
Korean Won	602,084,146	JPM	555,581	8/12/11	7,310
Malaysian Ringgit	57,310	BCLY	18,940	8/11/11	474
Mexican Peso	99,630	DUB	8,571	7/7/11	487
Mexican Peso	6,478,069	HSBC	557,287	7/7/11	35,493
Mexican Peso	6,577,699	HSBC	558,903	11/18/11	2,682
New Taiwan Dollar	17,230,933	BCLY	604,837	1/11/12	3,618
Norwegian Krone	615,000	BCLY	113,725	8/8/11	2,415
Pound Sterling	132,000	RBC	216,944	6/13/11	1,355
Singapore Dollar	300,000	BCLY	243,045	9/9/11	8,409
Singapore Dollar	400,000	DUB	324,060	9/9/11	10,421
Singapore Dollar	840,521	JPM	680,949	9/9/11	22,396
Singapore Dollar	700,000	RBS	567,105	9/9/11	19,606
Yuan Renminbi	13,260,000	UBS	2,053,545	9/14/11	53,545
Yuan Renminbi	7,284,200	DUB	1,131,013	11/15/11	31,013
Yuan Renminbi	7,640,058	JPM	1,186,267	11/15/11	(3,218)
Yuan Renminbi	14,100,000	JPM	2,380,005	9/8/15	83,588

					385,752

Contracts to Sell:
Australian Dollar	5,815,000	DUB	6,174,340	6/30/11	(68,119)
Brazilian Real	736,027	HSBC	464,722	6/2/11	1,147
Brazilian Real	736,027	UBS	464,722	6/2/11	(3,552)
Canadian Dollar	93,000	JPM	95,980	6/1/11	(920)
Canadian Dollar	11,298,000	BNP	11,654,463	6/20/11	(94,551)
Danish Krone	166,000	JPM	31,965	8/8/11	980
Euro	41,630,000	JPM	59,812,703	6/23/11	(1,046,921)
Euro	27,754,000	RBS	39,876,093	6/23/11	(753,083)
Indian Rupee	39,327,135	HSBC	862,888	8/12/11	(13,490)
Japanese Yen	1,558,919,000	JPM	19,179,036	7/14/11	(568,522)
Mexican Peso	6,577,699	HSBC	565,858	7/7/11	(2,216)
Norwegian Krone	8,133,000	DUB	1,503,942	8/8/11	38,210
Pound Sterling	3,195,000	CSFB	5,251,022	6/13/11	(124,745)

					(2,635,782)

Net Unrealized (Loss) on Open Forward Foreign Currency Contracts					$(2,250,030)

At May 31, 2011, Core Fixed Income Investments held the following interest rate swap contracts:

								Upfront
								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Currency	Amount	Value	(Received)	(Depreciation)

Pay	6-Month Australian
	Bank Bill, AAA	5.500%	12/15/2017	BCLY	AUD	1,500,000	$(8,871)	$(7,490)	$(1,381)
Pay	6-Month Australian
	Bank Bill, AAA	5.500%	12/15/2017	DUB	AUD	1,000,000	(5,914)	(4,460)	(1,454)
Pay	BRL-CDI-Compounded	10.115%	1/2/2012	GSC	BRL	5,500,000	(129,883)	(201,197)	71,314
Pay	BRL-CDI-Compounded	11.020%	1/2/2012	UBS	BRL	700,000	4,874	—	4,874
Pay	BRL-CDI-Compounded	11.890%	1/2/2013	HSBC	BRL	8,300,000	42,493	42,887	(394)
Pay	BRL-CDI-Compounded	11.910%	1/2/2013	BCLY	BRL	6,900,000	30,386	33,612	(3,226)
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL	2,100,000	(667)	6,189	(6,856)
Pay	BRL-CDI-Compounded	11.960%	1/2/2014	GSC	BRL	18,800,000	74,328	(17,857)	92,185
Pay	BRL-CDI-Compounded	11.990%	1/2/2014	BCLY	BRL	1,100,000	4,809	358	4,451
Pay	BRL-CDI-Compounded	12.120%	1/2/2014	HSBC	BRL	8,300,000	58,071	19,221	38,850
Pay	BRL-CDI-Compounded	12.510%	1/2/2013	UBS	BRL	2,700,000	3,615	(2,566)	6,181

							$73,241	$(131,303)	$204,544

At May 31, 2011, Core Fixed Income Investments held the following credit default swap contracts:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2011 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Embarq Corp., BBB-	(1.300%)	3/20/2014	MSC	0.627%	USD	$200,000	$(4,270)	$—	$(4,270)
Embarq Corp., BBB-	(1.425%)	3/20/2014	DUB	0.627%	USD	600,000	(15,051)	—	(15,051)
Embarq Corp., BBB-	(1.270%)	3/20/2014	DUB	0.627%	USD	600,000	(12,273)	—	(12,273)
Embarq Corp., BBB-	(1.250%)	3/20/2014	DUB	0.627%	USD	1,200,000	(23,829)	—	(23,829)

Foster’s Finance Corp., BBB	(2.140%)	12/20/2014	BCLY	0.639%	USD	2,400,000	(136,220)	—	(136,220)
Goodrich Corp., BBB+	(0.510%)	9/20/2016	DUB	0.536%	USD	300,000	85	—	85
HSBC Finance Corp., A	(0.165%)	12/20/2013	BNP	0.437%	USD	300,000	1,987	—	1,987
Race Point CLO, B+	(4.030%)	4/15/2020	BOA	N/A	USD	1,100,000	286,617	8,250	278,367
Race Point CLO, BB+	(1.950%)	4/15/2020	BOA	N/A	USD	800,000	158,528	2,800	155,728
Saratoga CLO I Ltd., B+	(1.880%)	12/15/2019	BOA	N/A	USD	1,000,000	119,118	7,500	111,618

							$374,692	$18,550	$356,142
Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

Ally Financial Inc., B	3.570%	9/20/2017	BOA	2.783%	USD	$2,800,000	$126,872	$—	$126,872

							$126,872	$—	$126,872
Credit Default Swaps on Credit Indices — Buy Protection (1)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Refenrece Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX HY14 5 Year Index, B-	(5.000%)	6/20/2015	DUB	USD	$5,200,000	$(287,694)	$396,500	$(684,194)
Dow Jones CDX HY15 5 Year Index, B-	(5.000%)	12/20/2015	BCLY	USD	4,000,000	(180,361)	(140,000)	(40,361)

Dow Jones CDX IG10 10 Year Index, BAA+	(1.500%)	6/20/2018	MSC	USD	5,130,400	(90,763)	(210,543)	119,780
Dow Jones CDX IG12 5 Year Index, BAA+	(1.000%)	6/20/2014	DUB	USD	3,571,200	(57,367)	61,322	(118,689)
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2012	GSC	USD	4,452,800	107,863	(38,295)	146,158
Dow Jones CDX IG9 10 Year Index, BAA+	(0.800%)	12/20/2017	MSC	USD	290,400	7,035	7,108	(73)

						$(501,287)	$76,092	$(577,379)

At May 31, 2011, International Fixed Income Investments held the following interest rate swap contracts:

								Upfront
								Market	Unrealized
Pay/Receive	Floating	Fixed	Maturity			Notional	Market	Paid/	Appreciation/
Floating Rate	Rate Index	Rate	Date	Counterparty	Currency	Amount	Value	(Received)	(Depreciation

Pay	BRL-CDI-Compounded	10.990%	1/2/2012	GSC	BRL	400,000	$2,453	$826	$1,627
Pay	BRL-CDI-Compounded	11.360%	1/2/2012	HSBC	BRL	1,900,000	17,559	8,489	9,070
Pay	BRL-CDI-Compounded	11.910%	1/2/2013	BCLY	BRL	8,900,000	39,193	40,775	(1,582)
Pay	BRL-CDI-Compounded	11.935%	1/2/2014	HSBC	BRL	8,200,000	(2,605)	5,340	(7,945)
Pay	6-Month EUR-LIBOR, AAA	2.000%	6/15/2012	DUB	EUR	19,400,000	22,143	(31,508)	53,651
Pay	6-Month JPY-LIBOR, AA-	1.043%	12/20/2015	GSC	JPY	870,000,000	532,205	126,714	405,491
Pay	6-Month JPY-LIBOR, AA-	1.500%	6/15/2021	DUB	JPY	410,000,000	144,426	75,530	68,896
Pay	3-Month SEK-STIBOR-SIDE, AAA	4.500%	3/18/2014	GSC	SEK	1,000,000	6,279	(1,040)	7,319
Pay	3-Month USD-LIBOR, AAA	2.750%	12/15/2020	DUB	USD	3,900,000	(65,072)	—	(65,072)
Receive	3-Month USD-LIBOR, AAA	3.000%	6/15/2018	BCLY	USD	1,600,000	(43,488)	49,440	(92,928)
Receive	3-Month USD-LIBOR, AAA	3.500%	6/15/2021	BNP	USD	5,100,000	(149,761)	47,940	(197,701)
Receive	3-Month USD-LIBOR, AAA	3.500%	6/15/2021	GSC	USD	3,700,000	(108,650)	(89,577)	(19,073)

							$394,682	$232,929	$161,753

At May 31, 2011, International Fixed Investments held the following credit default swap contracts:
Credit Default Swaps on Corporatet and Sovereign Issues — Buy Protection (1)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	(Pay) Rate	Date	Counterparty	2011 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

American General Finance Corp., B	(1.830%)	12/20/2017	RBS	5.276%	USD	$1,000,000	$150,938	$—	$150,938
Cleveland Electric Illumination Co., BBB-	(0.940%)	6/20/2017	RBS	1.546%	USD	1,000,000	31,803	—	31,803
CNA Financial Corp., BBB-	(0.440%)	9/20/2011	JPM	0.442%	USD	200,000	(175)	—	(175)
GATX Financial Corp., BBB	(0.605%)	3/20/2012	RBS	0.332%	USD	1,000,000	(3,435)	—	(3,435)
HSBC Financial Corp., Ltd., A	(0.500%)	6/20/2012	BSN	0.189%	USD	200,000	(867)	—	(867)
Istar Financial Inc., CCC-	(0.450%)	3/20/2012	CSFB	2.224%	USD	300,000	3,985	—	3,985
Limited Brands Inc., BB+	(3.550%)	9/20/2017	GSC	1.880%	USD	500,000	(50,521)	—	(50,521)
Macy’s Retail Holdings Inc., BB+	(5.000%)	9/20/2014	BNP	0.637%	USD	650,000	(99,157)	(67,378)	(31,779)
Marsh & McLennan Cos., Inc., BBB-	(0.670%)	9/20/2014	DUB	0.696%	USD	1,000,000	(481)	—	(481)
National Grid PLC, BBB+	(0.208%)	6/20/2011	BCLY	0.148%	USD	300,000	(135)	—	(135)
Pearson Dollar Finance PLC, BBB-	(0.540%)	6/20/2014	MSC	0.395%	USD	1,000,000	(5,505)	—	(5,505)
Starwood Hotels & Resorts World, BB+	(1.490%)	6/20/2018	BOA	1.667%	USD	1,000,000	7,760	—	7,760
Tate & Lyle International Finance PLC, BBB-	(0.510%)	12/20/2014	DUB	0.663%	USD	100,000	433	—	433
UST Inc., BBB	(0.720%)	3/20/2018	GSC	0.383%	USD	500,000	(11,474)	—	(11,474)
XL Capital Finance Europe PLC, BBB+	(0.310%)	3/20/2012	BCLY	0.294%	USD	100,000	(75)	—	(75)

							$23,094	$(67,378)	$90,472

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

				Implied Credit				Upfront
				Spread at				Premiums	Unrealized
	Fixed Deal	Maturity		May 31,		Notional	Market	Paid/	Appreciation/
Reference Obligation	Receive Rate	Date	Counterparty	2010 (3)	Currency	Amount (4)	Value	(Received)	(Depreciation)

America Movil SAB de CV, A-	1.000%	3/20/2012	DUB	0.386%	USD	$500,000	$3,520	$(1,265)	$4,785
Australia Government Bond, AAA	1.000%	3/20/2015	DUB	0.365%	USD	300,000	7,752	4,304	3,448
Australia Government Bond, AAA	1.000%	9/20/2015	UBS	0.417%	USD	400,000	10,635	9,263	1,372
Australia Government Bond, AAA	1.000%	3/20/2016	DUB	0.472%	USD	300,000	8,007	6,749	1,258
Banque Centrale de Tunisie SA, BBB	1.000%	3/20/2016	BCLY	1.630%	USD	1,200,000	(31,664)	(46,659)	14,995
BP Capital Markets America Inc., A	5.000%	9/20/2011	DUB	0.126%	USD	100,000	2,542	(517)	3,059
BP Capital Markets America Inc., A	1.000%	6/20/2012	BCLY	0.191%	EUR	300,000	4,576	(32,916)	37,492
Brazilian Government International, BAA-	1.000%	6/20/2021	DUB	1.500%	USD	900,000	(35,847)	(36,149)	302
Bundesrepublik Deutschland, AAA	0.250%	6/20/2015	BOA	0.286%	USD	300,000	(286)	(2,773)	2,487
China Government International Bond, AA-	1.000%	3/20/2015	BCLY	0.590%	USD	900,000	15,540	10,215	5,325
Emirate of Abu Dhabi, AA	1.000%	12/20/2014	BCLY	0.750%	USD	800,000	8,597	(20,483)	29,080
France Government Bond, AAA	0.250%	6/20/2015	BOA	0.593%	USD	300,000	(3,930)	(5,786)	1,856
France Government Bond, AAA	0.250%	12/20/2015	GSC	0.669%	USD	1,500,000	(26,996)	(51,815)	24,819
Gazprom OAO, BBB	0.610%	5/20/2012	BOA	0.817%	USD	200,000	241	—	241
Japan Government 20 Year Bond, AA	1.000%	3/20/2016	GSC	0.835%	USD	4,300,000	41,448	(46,371)	87,819
Japan Government 20 Year Bond, AA	1.000%	3/20/2016	RBS	0.835%	USD	5,700,000	54,942	2,442	52,500
Japan Government 20 Year Bond, AA-	1.000%	3/20/2015	DUB	0.835%	USD	1,500,000	20,292	11,496	8,796
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	RBS	0.835%	USD	900,000	8,675	13,099	(4,424)
Japan Government 20 Year Bond, AA-	1.000%	3/20/2016	BCLY	0.835%	USD	200,000	1,928	2,676	(748)
Petroleo Brasileiro SA, BBB-	1.000%	9/20/2012	DUB	0.613%	USD	1,000,000	7,133	(12,405)	19,538
Russia Foreign Bond, BBB	1.000%	9/20/2015	BCLY	1.220%	USD	200,000	(1,420)	(7,309)	5,889
Spain Government Bond, AA	1.000%	6/20/2016	GSC	2.511%	USD	400,000	(26,481)	(24,417)	(2,064)
Spain Government Bond, AA	1.000%	6/20/2016	HSBC	2.511%	USD	400,000	(26,481)	(26,732)	251
Spain Government Bond, AA	1.000%	6/20/2016	DUB	2.511%	USD	8,900,000	(589,213)	(536,805)	(52,408)
U.S. Treasury Note, AAA	0.250%	6/20/2016	BNP	0.500%	EUR	700,000	(11,439)	(7,057)	(4,382)

							$(557,929)	$(799,215)	$241,286
Credit Default Swaps on Credit Indices — Sell Protection (2)

							Upfront
							Premiums	Unrealized
	Fixed Deal	Maturity			Notional	Market	Paid/	Appreciation/
Refenrece Obligation	(Pay) Rate	Date	Counterparty	Currency	Amount (4)	Value (5)	(Received)	(Depreciation)

Dow Jones CDX EM14 Index, BA+	5.000%	12/20/2015	GSC	USD	$2,000,000	$265,181	$271,000	$(5,819)

						$265,181	$271,000	$(5,819)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities comprising the referenced index.
(2) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4) The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5) The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Counterparty Abbreviations:		Currency Abbreviation:

BCLY	Barclays Bank PLC	AUD	Australian Dollar
BNP	BNP Paribas Bank	BRL	Brazilian Real
BOA	Bank of America	EUR	Euro Dollar
BSN	Bank of Nova Scotia	JPY	Japanese Yen
CSFB	Credit Suisse Securities (USA) LLC	SEK	Swedish Krona
DUB	Deutsche Bank AG
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBS	Royal Bank of Scotland PLC
UBS	UBS Securities LLC
SSB	State Street Corp.

At May 31, 2011, Core Fixed Income Investments and International Fixed Income Investments had total net unrealized appreciation of $110,179 and $487,692 respectively, from swap contracts.
At May 31, 2011, Core Fixed Income Investments and International Fixed Income Investments had collateral held by brokers in the amount of $838,000 and $580,000, respectively, for the open swaps contracts.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Consulting Group Capital Markets Funds

By	/s/ JAMES F. WALKER James F. Walker
Chief Executive Officer
Date July 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES F. WALKER James F. Walker
Chief Executive Officer

Date: July 25, 2011

By:	/s/ MARC GORDON Marc Gordon
Chief Financial Officer
Date: July 25, 2011